As filed with the Securities and Exchange Commission
                                on April 18, 2000


                        Securities Act File No. 33-21722
                    Investment Company Act File No. 811-5550



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington D. C. 20549


                                                                          _____
        Registration Statement Under The Securities Act of 1933           _____
                                                                          _____
                    Pre-Effective Amendment No.                           _____


                    Post-Effective Amendment No. l8                       __X__

                                     and/or
                                                                          _____
Registration Statement Under The Investment Company Act of 1940           _____


                                                                          _____
                            Amendment No. 20                              __X__

                        (Check appropriate box or boxes)



                             THE ALGER AMERICAN FUND
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     1 World Trade Center
     Suite 9333
     New York, New York                                     10048
--------------------------------------------------------------------------------
(Address of Principal Executive Offices)                  (Zip Code)

Registrant's Telephone Number, including Area Code:       212-806-8800



                               Mr. Gregory S. Duch
                           Fred Alger Management, Inc.
                              1 World Trade Center
                                   Suite 9333
                               New York, NY 10048
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)



                              Page 1 of _____ Pages
                           Exhibit Index at Page _____

It is proposed that this filing will become effective (check appropriate box):


_____
_____     immediately upon filing pursuant to paragraph (b), or



_____
__X__     on May 1, 2000 pursuant to paragraph (b), or

_____
_____     60 days after filing pursuant to paragraph (a), or



_____
_____     on [date] pursuant to paragraph (a)(2) of Rule 485


                                   ----------

                                      THE ALGER    |
                                   AMERICAN FUND   |
                                                   |
              A POOLED FUNDING VEHICLE FOR:        |
              o VARIABLE ANNUITY CONTRACTS         |     ONE WORLD TRADE CENTER
              o VARIABLE LIFE INSURANCE POLICIES   |     SUITE 9333
              o QUALIFIED PENSION PLANS            |     NEW YORK, NY 10048
              o QUALIFIED RETIREMENT PLANS         |     1-800-992-3863


                                    PROSPECTUS

                                   MAY 1, 2000


 ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
        ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
               ALGER AMERICAN GROWTH PORTFOLIO
             ALGER AMERICAN BALANCED PORTFOLIO
     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
       ALGER AMERICAN INCOME &GROWTH PORTFOLIO









As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                     THE ALGER
                 AMERICAN FUND






                    PROSPECTUS

                   MAY 1, 2000



        TABLE OF CONTENTS
---------------------------------------------------------------------------

2 ............. Risk/Return Summary: Investments,
                Risks & Performance

       2 ...... Investments

                Alger American Small
                  Capitalization Portfolio ............................  2
                Alger American MidCap
                  Growth Portfolio ....................................  2
                Alger American Growth Portfolio .......................  2
                Alger American Balanced Portfolio .....................  2
                Alger American Leveraged
                  AllCap Portfolio ....................................  2
                Alger American Income &
                  Growth Portfolio ....................................  3

       3 ...... Principal Risks

                Alger American Small
                  Capitalization Portfolio ............................  3
                Alger American MidCap
                   Growth Portfolio ...................................  3
                Alger American Growth Portfolio .......................  3
                Alger American Balanced Portfolio .....................  3
                Alger American Leveraged
                   AllCap Portfolio ...................................  3
                Alger American Income &
                   Growth Portfolio ...................................  4

       4 ...... Performance

                Alger American Small

                   Capitalization Portfolio ...........................  4
                Alger American Growth Portfolio .......................  4
                Alger American MidCap
                   Growth Portfolio ...................................  5
                Alger American Balanced Portfolio .....................  5
                Alger American Leveraged
                   AllCap Portfolio ...................................  5
                Alger American Income &
                   Growth Portfolio ...................................  5

6 ............. Fees and Expenses
7 ............. Management & Organization
7 ............. Shareholder Information

                Distributor ...........................................  7
                Transfer Agent ........................................  7
                Purchasing and Redeeming Fund Shares ..................  8

9 ............. Financial Highlights

Back Cover:     How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND

The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios (other than the fixed-income portion of the Balanced Portfolio) invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

[] High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

[] Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The company's market capitalization will dictate in which portfolio(s) it will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

The Alger American Small Capitalization Portfolio seeks long-term capital appreciation.

APPROACH

It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell(R) 2000 Growth Index or the S&P(R) SmallCap 600 Index.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

GOAL

The Alger American MidCap Growth Portfolio seeks long-term capital appreciation.

APPROACH

It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P(R) MidCap 400 Index.

ALGER AMERICAN GROWTH PORTFOLIO

GOAL

The Alger American Growth Portfolio seeks long-term capital appreciation.

APPROACH

It  focuses on growing  companies  that  generally  have  broad  product  lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

ALGER AMERICAN BALANCED PORTFOLIO

GOAL

The Alger American Balanced Portfolio seeks current income and long-term capital appreciation.

APPROACH

It focuses on stocks of companies with growth potential and fixed-income securities, with emphasis on income-producing securities which appear to have some potential for capital appreciation. Under normal circumstances, the portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds rated within the 4 highest rating categories by an established rating agency or if not rated, which are determined by the Fund's Manager to be of comparable quality. Ordinarily, at least 25% of the portfolio's net assets are invested in fixed-income securities.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

GOAL

The  Alger  American   Leveraged  AllCap   Portfolio  seeks  long-term   capital
appreciation.

APPROACH

Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential.

The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

GOAL

The Alger American Income &Growth Portfolio primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation.

APPROACH

The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.


[GRAPHIC OMITTED]

PRINCIPAL RISKS

RISKS APPLICABLE TO ALL EQUITY PORTFOLIOS


As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Furthermore, the returns of a fund concentrating on "growth" stocks tend to vary more widely over time than those of funds that focus on "value" stocks; prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the equity portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.


A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

There may be additional risks applicable to a specific portfolio because of its investment approach.

RISKS APPLICABLE TO ALGER AMERICAN
SMALL CAPITALIZATION PORTFOLIO


An additional risk of investing in the portfolio is:

[] the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources


RISKS APPLICABLE TO ALGER AMERICAN
MIDCAP GROWTH PORTFOLIO

An additional risk of investing in the portfolio is:

[] the possibility of greater risk by investing in medium-sized companies rather
   than  larger,   more   established   companies   owing  to  such  factors  as
   inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN GROWTH PORTFOLIO

The portfolio's primary risks are those summarized above in "Risks Applicable to All Equity Portfolios."

RISKS APPLICABLE TO ALGER AMERICAN
BALANCED PORTFOLIO

The primary risks arising from the fixed-income portion of the portfolio are:

[] fixed income securities' sensitivity to interest rate movements

[] the potential for a decline in the portfolio's market value in the event of an issuer's falling credit rating or actual default

The primary risks for the equity portion of the portfolio are those summarized above in "Risks Applicable to All Equity Portfolios."

RISKS APPLICABLE TO ALGER AMERICAN
LEVERAGED ALLCAP PORTFOLIO


Additional risks of investing in the portfolio are:

[] the possiblity of greater risk by investing in small- and medium-sized companies (in addition to large, more established companies) owing to such factors as inexperienced management and limited financial resources

[] the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the portfolio's net asset value can decrease more quickly than if the portfolio had not borrowed

RISKS APPLICABLE TO ALGER AMERICAN
INCOME & GROWTH PORTFOLIO

An additional risk of investing in the portfolio is:

[] the possibility that companies may cut or fail to declare dividends due to market downturns or other reasons


[GRAPHIC OMITTED]


PERFORMANCE

The following bar charts show the changes in each portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables compare a portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.

[] S&P 500 Index(R): An index of large company common stocks considered to be representative of the U.S. stock market in general.

[] Russell 2000 Growth Index(R): An index of common stocks designed to track performance of small capitalization companies.

[] S&P Midcap 400 Index(R): An index of common stocks designed to track performance of medium capitalization companies.

[] Lehman Brothers Government/Corporate Bond Index(R): An index designed to track performance of government and corporate bonds.

Since the Balanced Portfolio invests in both equity and fixed income securities, you should compare its performance to both indexes presented.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Annual Total Return as of December 31 each year (%)



  8.71   57.54   3.55   13.28    -4.38     44.31   4.18    11.39   15.53   43.42

  90      91      92      93       94       95      96       97      98      99

Best Quarter:          31.06%       Q4     1999
Worst Quarter:        -20.72%       Q3     1990


Average Annual Total Return as of December 31, 1999
                                                       Since
                                                     Inception
                       1 Year     5 Years  10 Years  (9/21/88)
---------------------------------------------------------------
American Small
  Capitalization       43.42%     22.64%    18.22%    20.86%
Russell 2000 Growth
  Index(R)             43.10%     18.99%    13.51%    13.73%



ALGER AMERICAN GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)


 4.14   40.39   12.38    22.47   1.45   36.37   13.35    25.75    48.07    33.74

  90     91       92       93     94      95      96       97       98       99

Best Quarter:           25.93%      Q4       1998
Worst Quarter:         -16.21%      Q3       1990

Average Annual Total Return as of December 31, 1999

                                                       Since
                                                     Inception
                       1 Year     5 Years  10 Years  (1/9/89)
---------------------------------------------------------------
American Growth        33.74%     30.94%    22.89%    23.05%
S&P 500 Index(R)       21.04%     28.56%    18.21%    19.22%

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)



  -1.54     44.45       11.90    15.01      33.30     31.85

    94        95         96        97         98        99

Best Quarter:         27.07%      Q4      1998
Worst Quarter:       -14.91%      Q3      1998

Average Annual Total Return as of December 31, 1999

                                                       Since
                                                     Inception
                                  1 Year    5 Years  (5/3/93)
----------------------------------------------------------------
American MidCap Growth            31.85%     26.14%    24.72%
S&P Midcap 400 Index(R)           14.72%     23.05%    18.34%




ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

Annual Total Return as of December 31 each year (%)



   12.04     19.68      57.83     78.06

     96        97        98        99

Best Quarter:          40.16%       Q4       1999
Worst Quarter:         -5.70%       Q4       1997

Average Annual Total Return as of December 31, 1999

                                                 Since
                                               Inception
                                  1 Year       (1/25/95)
---------------------------------------------------------------
American Leveraged
  AllCap                          78.06%        46.44%
S&P 500 Index(R)                  21.04%        28.47%




ALGER AMERICAN BALANCED PORTFOLIO

Annual Total Return as of December 31 each year (%)



6.53    4.70   9.48  7.79   -4.27   28.62   10.17     19.82     31.51     29.21

 90      91     92    93      94     95       96        97        98        99

Best Quarter:       16.94%     Q4         1998
Worst Quarter:      -5.70%     Q1         1994

Average Annual Total Return as of December 31, 1999

                                                       Since
                                                     Inception
                        1 Year     5 Years 10 Years  (9/5/89)
---------------------------------------------------------------
American Balanced      29.21%     23.60%    13.78%    13.61%
S&P 500 Index(R)       21.04%     28.56%    18.21%    17.78%
Lehman Brothers Gov't/
   Corp Bond Index(R)  (2.14)%     7.60%     7.66%     7.82%


ALGER AMERICAN INCOME & GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)


  0.28    23.51   8.64   10.34   -8.28    35.13   19.68    36.29   32.39   42.45

   90     91       92      93      94       95      96       97      98      99

Best Quarter:          35.96%       Q4       1999
Worst Quarter:        -13.94%       Q3       1990

Average Annual Total Return as of December 31, 1999
                                                       Since
                                                     Inception
                       1 Year    5 Years  10 Years  (11/15/88)
---------------------------------------------------------------
American
  Income & Growth       42.45%   32.97%    18.93%     17.71%
S&P 500 Index(R)        21.04%   28.56%    18.21%     19.23%

[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolios.



                                             ANNUAL FUND OPERATING
                                             EXPENSES
                                             (expenses that are deducted
                                             from Fund assets)
                          SHAREHOLDER FEES                                                 TOTAL ANNUAL
                        (fees paid directly      Management    Distribution    Other       FUND OPERATING
                        from your investment)       Fees            Fees       Expenses         EXPENSES
==========================================================================================================
Alger American Small             None               .85%           None        .05%           .90%
Capitalization
Portfolio
----------------------------------------------------------------------------------------------------------
Alger American                   None               .80%           None        .05%           .85%
MidCap Growth
Portfolio
----------------------------------------------------------------------------------------------------------
Alger American                   None               .75%           None        .04%           .79%
Growth
Portfolio
----------------------------------------------------------------------------------------------------------
Alger American                   None               .75%           None        .18%           .93%
Balanced Portfolio
----------------------------------------------------------------------------------------------------------
Alger American                   None               .85%           None        .08%*          .93%
Leveraged AllCap
Portfolio
----------------------------------------------------------------------------------------------------------
Alger American                   None              .625%           None       .075%           .70%
Income & Growth
Portfolio

* Included in Other Expenses is 0.01% of interest expense.



EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                           1 Year        3 Years       5 Years        10 Years
-------------------------------------------------------------------------------
  ALGER AMERICAN SMALL      $92           $287          $498          $1,108
  CAPITALIZATION
  PORTFOLIO
-------------------------------------------------------------------------------
  ALGER AMERICAN            $87           $271          $471          $1,049
  MIDCAP GROWTH
  PORTFOLIO
-------------------------------------------------------------------------------
  ALGER AMERICAN             $81          $252          $439            $978
  GROWTH
  PORTFOLIO
-------------------------------------------------------------------------------
  ALGER AMERICAN            $95           $296          $515          $1,143
  BALANCED
  PORTFOLIO
-------------------------------------------------------------------------------
  ALGER AMERICAN             $95          $296          $515          $1,143
  LEVERAGED ALLCAP
  PORTFOLIO
-------------------------------------------------------------------------------
  ALGER AMERICAN            $72           $224          $390            $871
  INCOME &GROWTH
  PORTFOLIO



The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.

ADDITIONAL INFORMATION ABOUT
THE FUND'S INVESTMENTS

Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.

One World Trade Center

Suite 9333
New York, NY 10048


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/99) $10.69 billion in mutual fund assets as well as $6.75 billion in other assets. The Manager is responsible for managing each portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolios. The Fund has had the same manager since inception and, for the most recent fiscal year, the portfolios paid the Manager fees at these annual rates based on a percentage of average daily net assets: Small Capitalization and Leveraged AllCap Portfolios--.85%; MidCap Growth Portfolio--.80%; Growth and Balanced Portfolios--.75%; Income & Growth Portfolio--.625%.


PORTFOLIO MANAGERS

David Alger, Seilai Khoo, Ron Tartaro and Steven Thumm are the individuals responsible for the day-to-day management of the portfolios' investments. Mr. Alger, a manager of all of the portfolios since their inception, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Khoo, a co-manager of the Small Capitalization and Leveraged AllCap Portfolios, has been employed by the Manager since 1989, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995. Mr. Tartaro, a co-manager of the MidCap Growth, Growth, Income & Growth and Balanced Portfolios, has been employed by the Manager since 1990, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995. Steven Thumm serves as co-manager of the Balanced Portfolio. He has been employed by the Manager as a fixed income analyst since 1991.

[GRAPHIC OMITTED]


SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street

Jersey City, NJ 07302



NET ASSET VALUE


The price of one share is its "net asset value," or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.


The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income.


Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 59-1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.



                                     NAV (NET ASSET VALUE) IS COMPUTED BY ADDING
                               TOGETHER THE VALUE OF THE PORTFOLIO'S INVESTMENTS
                            PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILI-
                              TIES AND THEN DIVIDING THE RESULT BY THE NUMBER OF
                                                         ITS OUTSTANDING SHARES.


PURCHASING AND REDEEMING FUND SHARES

The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS



The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial highlights have been audited by Arthur Andersen LLP, the Fund's independent public accountants. Arthur Andersen LLP's report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.




===================================================================================================================================

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

For a share outstanding throughout the period
                                                                                                                       From
                                                                                                                    May 3, 1993
                                                                                                                   (commencement
                                                                                                                 of operations) to
                                                                      Year Ended December 31,                        December 31,
---------------------------------------------------------------------------------------------------------------------------------
                                                1999        1998          1997        1996        1995       1994       1993(i)
                                            --------    --------      --------    --------    --------    -------      -------
Net asset value, beginning of period        $  28.87    $  24.18      $  21.35    $  19.44    $  13.46    $ 13.72      $ 10.00
                                            --------    --------      --------    --------    --------    -------      -------
Net investment income (loss)                   (0.05)       0.00(ii)     (0.04)       0.03       (0.03)      0.00(ii)    (0.02)
Net realized and unrealized gain (loss)
on investments                                  8.00        6.95          3.20        2.29        6.01      (0.21)        3.88
                                            --------    --------      --------    --------    --------    -------      -------
Total from investment operations                7.95        6.95          3.16        2.32        5.98      (0.21)        3.86
                                            --------    --------      --------    --------    --------    -------      -------
Dividends from net investment income              --          --         (0.01)         --          --         --           --
Distributions from net realized gains          (4.59)      (2.26)        (0.32)      (0.41)         --      (0.05)       (0.14)
                                            --------    --------      --------    --------    --------    -------      -------
Total distributions                            (4.59)      (2.26)        (0.33)      (0.41)         --      (0.05)       (0.14)
                                            --------    --------      --------    --------    --------    -------      -------
Net asset value, end of period              $  32.23    $  28.87      $  24.18    $  21.35    $  19.44    $ 13.46      $ 13.72
                                            ========    ========      ========    ========    ========    =======      =======
Total Return                                   31.85%      30.30%        15.01%      11.90%      44.45%     (1.54%)      38.67%
                                            ========    ========      ========    ========    ========    =======      =======
Ratios and Supplemental Data:
Net assets, end of period (000's omitted)   $931,397    $689,571      $444,967    $394,847    $185,349    $62,178      $21,301
                                            ========    ========      ========    ========    ========    =======      =======
Ratio of expenses to average net assets         0.85%       0.84%         0.84%       0.84%       0.90%      0.97%        1.50%(iii)
                                            ========    ========      ========    ========    ========    =======      =======
Ratio of net investment income (loss)
to average net assets                          (0.21%)      0.00%        (0.15%)      0.08%      (0.25%)     0.03%       (0.58%)
                                            ========    ========      ========    ========    ========    =======      =======
Portfolio Turnover Rate                       162.30%     152.21%       151.98%      90.97%     104.74%     83.96%       67.22%
                                            ========    ========      ========    ========    ========    =======      =======
===================================================================================================================================


(i)   Ratios have been annualized; total return has not been annualized.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii) Amount has been reduced by 0.03% due to expense reimbursements.

===================================================================================================================================

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

For a share outstanding throughout the year

                                                                                   Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------
                                                            1999             1998             1997           1996           1995
                                                        ----------       ----------       ----------       --------       --------
Net asset value, beginning of year                      $    43.97       $    43.75       $    40.91       $  39.41       $  27.31
                                                        ----------       ----------       ----------       --------       --------
Net investment income (loss)                                 (0.12)(i)        (0.02)           (0.05)(i)      (0.04)(i)      (0.09)
Net realized and unrealized gain (loss)
on investments                                               16.98             6.30             4.45           1.70          12.19
                                                        ----------       ----------       ----------       --------       --------
Total from investment operations                             16.86             6.28             4.40           1.66          12.10
                                                        ----------       ----------       ----------       --------       --------
Dividends from net investment income                            --               --               --             --             --
Distributions from net realized gains                        (5.68)           (6.06)           (1.56)         (0.16)            --
                                                        ----------       ----------       ----------       --------       --------
Total distributions                                          (5.68)           (6.06)           (1.56)         (0.16)            --
                                                        ----------       ----------       ----------       --------       --------
Net asset value, end of year                            $    55.15       $    43.97       $    43.75       $  40.91       $  39.41
                                                        ==========       ==========       ==========       ========       ========
Total Return                                                 43.42%           15.53%           11.39%          4.18%         44.31%
                                                        ==========       ==========       ==========       ========       ========

Ratios and Supplemental Data:
Net assets, end of year (000's omitted)                 $  674,864       $1,216,584       $  997,586       $1,469,518     $984,212
                                                        ==========       ==========       ==========       ========       ========

Ratio of expenses to average net assets                       0.90%            0.89%            0.89%          0.88%          0.92%
                                                        ==========       ==========       ==========       ========       ========

Ratio of net investment income (loss)
to average net assets                                        (0.28%)          (0.20%)          (0.12%)        (0.09%)        (0.48%)
                                                        ==========       ==========       ==========       ========       ========

Portfolio Turnover Rate                                     182.25%          142.90%          104.43%        110.04%         80.66%
                                                        ==========       ==========       ==========       ========       ========
===================================================================================================================================

===================================================================================================================================


                                                                                   Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------
                                                         1994             1993             1992           1991           1990
                                                     ----------       ----------       ----------       --------       --------
Net asset value, beginning of year                   $    30.88       $    27.26       $    26.79       $  17.02       $  15.79
                                                     ----------       ----------       ----------       --------       --------
Net investment income (loss)                              (0.03)(i)        (0.05)           (0.06)         (0.03)          0.02
Net realized and unrealized gain (loss)
on investments                                            (1.45)            3.67             0.91           9.82           1.35
                                                     ----------       ----------       ----------       --------       --------
Total from investment operations                          (1.48)            3.62             0.85           9.79           1.37
                                                     ----------       ----------       ----------       --------       --------
Dividends from net investment income                         --               --               --          (0.02)         (0.01)
Distributions from net realized gains                     (2.09)              --            (0.38)            --          (0.13)
                                                     ----------       ----------       ----------       --------       --------
Total distributions                                       (2.09)              --            (0.38)         (0.02)         (0.14)
                                                     ----------       ----------       ----------       --------       --------
Net asset value, end of year                         $    27.31       $    30.88       $    27.26       $  26.79       $  17.02
                                                     ==========       ==========       ==========       ========       ========
Total Return                                              (4.38%)          13.28%            3.55%         57.54%          8.71%
                                                     ==========       ==========       ==========       ========       ========
Ratios and Supplemental Data:
Net assets, end of year (000's omitted)              $  397,037       $  238,850       $  135,718       $ 56,798       $  7,149
                                                     ==========       ==========       ==========       ========       ========
Ratio of expenses to average net assets                    0.96%            1.03%            0.98%          1.06%          1.50%(ii)
                                                     ==========       ==========       ==========       ========       ========
Ratio of net investment income (loss)
to average net assets                                     (0.10%)          (0.35%)          (0.37%)        (0.12%)         0.50%
                                                     ==========       ==========       ==========       ========       ========
Portfolio Turnover Rate                                  117.61%          148.07%          108.06%        125.90%        132.46%
                                                     ==========       ==========       ==========       ========       ========
===================================================================================================================================


(i)   Amount was computed based on average shares outstanding during the year.


(ii) Ratio has been reduced by 0.33% for the year ended December 31, 1990, due to expense reimbursements.

===================================================================================================================================

ALGER AMERICAN GROWTH PORTFOLIO

For a share outstanding throughout the year

                                                                                   Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------
                                                            1999             1998             1997           1996           1995
                                                        ----------       ----------       ----------       --------       --------
Net asset value, beginning of year                      $    53.22       $    42.76       $    34.33       $  31.16       $  23.13
                                                        ----------       ----------       ----------       --------       --------
Net investment income (loss)                                 (0.03)            0.09             0.13           0.12           0.02
Net realized and unrealized gain (loss)
on investments                                               16.66            18.32             8.66           4.00           8.33
                                                        ----------       ----------       ----------       --------       --------
Total from investment operations                             16.63            18.41             8.79           4.12           8.35
                                                        ----------       ----------       ----------       --------       --------
Dividends from net investment income                         (0.08)           (0.13)           (0.13)         (0.02)         (0.07)
Distributions from net realized gains                        (5.39)           (7.82)           (0.23)         (0.93)         (0.25)
                                                        ----------       ----------       ----------       --------       --------
Total Distributions                                          (5.47)           (7.95)           (0.36)         (0.95)         (0.32)
                                                        ----------       ----------       ----------       --------       --------
Net asset value, end of year                            $    64.38       $    53.22       $    42.76       $  34.33       $  31.16
                                                        ==========       ==========       ==========       ========       ========
Total Return                                                 33.74%           48.07%           25.75%         13.35%         36.37%
                                                        ==========       ==========       ==========       ========       ========
Ratios and Supplemental Data:
Net assets, end of year (000's omitted)                 $3,387,526       $1,905,719       $1,072,529       $991,028       $502,974
                                                        ==========       ==========       ==========       ========       ========
Ratio of expenses to average net assets                       0.79%            0.79%            0.79%          0.79%          0.85%
                                                        ==========       ==========       ==========       ========       ========
Ratio of net investment income (loss)
to average net assets                                        (0.03%)           0.25%            0.27%          0.50%          0.18%
                                                        ==========       ==========       ==========       ========       ========
Portfolio Turnover Rate                                     135.13%          127.38%          129.50%         82.86%        118.33%
                                                        ==========       ==========       ==========       ========       ========
===================================================================================================================================

===================================================================================================================================

                                                                                Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------
                                                        1994             1993             1992           1991           1990
                                                    ----------       ----------       ----------       --------       --------
Net asset value, beginning of year                  $    24.67       $    20.17       $    18.00       $  12.86       $  12.41
                                                    ----------       ----------       ----------       --------       --------
Net investment income (loss)                              0.07             0.03             0.03           0.08(i)        0.07
Net realized and unrealized gain (loss)
on investments                                            0.15             4.50             2.19           5.11           0.44
                                                    ----------       ----------       ----------       --------       --------
Total from investment operations                          0.22             4.53             2.22           5.19           0.51
                                                    ----------       ----------       ----------       --------       --------
Dividends from net investment income                     (0.03)           (0.03)           (0.03)         (0.05)         (0.06)
Distributions from net realized gains                    (1.73)              --            (0.02)            --             --
                                                    ----------       ----------       ----------       --------       --------
Total Distributions                                      (1.76)           (0.03)           (0.05)         (0.05)         (0.06)
                                                    ----------       ----------       ----------       --------       --------
Net asset value, end of year                        $    23.13       $    24.67       $    20.17       $  18.00       $  12.86
                                                    ==========       ==========       ==========       ========       ========
Total Return                                              1.45%           22.47%           12.38%         40.39%          4.14%
                                                    ==========       ==========       ==========       ========       ========
Ratios and Supplemental Data:
Net assets, end of year (000's omitted)             $  150,390       $   74,878       $   30,316       $ 10,094       $  1,228
                                                    ==========       ==========       ==========       ========       ========
Ratio of expenses to average net assets                   0.86%            0.97%            0.99%          1.29%          1.50%(ii)
                                                    ==========       ==========       ==========       ========       ========
Ratio of net investment income (loss)
to average net assets                                     0.48%            0.25%            0.33%          0.52%          1.69%
                                                    ==========       ==========       ==========       ========       ========
Portfolio Turnover Rate                                 111.76%          112.64%           63.91%         58.95%         86.77%
                                                    ==========       ==========       ==========       ========       ========
===================================================================================================================================


(i)   Amount was computed based on average shares outstanding during the year.


(ii) Ratio has been reduced by 2.31% for the year ended December 31, 1990, due to expense reimbursements.

===================================================================================================================================

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

For a share outstanding throughout the year

                                                                                    Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------
                                                          1999             1998             1997           1996           1995
                                                      ----------       ----------       ----------       --------       --------
Net asset value, beginning of year                    $    13.12       $    10.99       $     8.42       $  17.79       $  13.30
                                                      ----------       ----------       ----------       --------       --------
Net investment income                                       0.00             0.03             0.03           0.09(i)        0.11(i)
Net realized and unrealized gain (loss)
on investments                                              5.26             3.30             2.94           1.87           4.54
                                                      ----------       ----------       ----------       --------       --------
Total from investment operations                            5.26             3.33             2.97           1.96           4.65
                                                      ----------       ----------       ----------       --------       --------
Dividends from net investment income                       (0.03)           (0.04)           (0.04)         (0.33)         (0.16)
Distributions from net realized gains                      (0.77)           (1.16)           (0.36)        (11.00)            --
                                                      ----------       ----------       ----------       --------       --------
Total Distributions                                        (0.80)           (1.20)           (0.40)        (11.33)         (0.16)
                                                      ----------       ----------       ----------       --------       --------
Net asset value, end of year                          $    17.58       $    13.12       $    10.99       $   8.42       $  17.79
                                                      ==========       ==========       ==========       ========       ========
Total Return                                               42.45%           32.39%           36.29%         19.68%         35.13%
                                                      ==========       ==========       ==========       ========       ========
Ratios and Supplemental Data:
Net assets, end of year (000's omitted)               $   91,250       $   77,926       $   47,399       $ 20,910       $  8,639
                                                      ==========       ==========       ==========       ========       ========
Ratio of expenses to average net assets                     0.70%            0.70%            0.74%          0.81%          0.75%
                                                      ==========       ==========       ==========       ========       ========
Decrease reflected in above expense
ratios due to expense reimbursements                          --               --               --             --             --
                                                      ==========       ==========       ==========       ========       ========
Ratio of net investment income to
average net assets                                          0.03%            0.31%            0.56%          0.94%          0.61%
                                                      ==========       ==========       ==========       ========       ========
Portfolio Turnover Rate                                   193.23%          131.67%          150.09%        121.60%        164.05%
                                                      ==========       ==========       ==========       ========       ========
===================================================================================================================================

===================================================================================================================================

                                                                                    Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------
                                                            1994             1993             1992           1991           1990
                                                        ----------       ----------       ----------       --------       --------
Net asset value, beginning of year                      $    15.31       $    13.93       $    13.08       $  10.67       $  10.74
                                                        ----------       ----------       ----------       --------       --------
Net investment income                                         0.17             0.07             0.08           0.09           0.11
Net realized and unrealized gain (loss)
on investments                                               (1.47)            1.37             1.02           2.41          (0.08)
                                                        ----------       ----------       ----------       --------       --------
Total from investment operations                             (1.30)            1.44             1.10           2.50           0.03
                                                        ----------       ----------       ----------       --------       --------
Dividends from net investment income                         (0.15)           (0.06)           (0.12)         (0.09)         (0.10)
Distributions from net realized gains                        (0.56)              --            (0.13)            --             --
                                                        ----------       ----------       ----------       --------       --------
Total Distributions                                          (0.71)           (0.06)           (0.25)         (0.09)         (0.10)
                                                        ----------       ----------       ----------       --------       --------
Net asset value, end of year                            $    13.30       $    15.31       $    13.93       $  13.08       $  10.67
                                                        ==========       ==========       ==========       ========       ========
Total Return                                                 (8.28%)          10.34%            8.64%         23.51%          0.28%
                                                        ==========       ==========       ==========       ========       ========
Ratios and Supplemental Data:
Net assets, end of year (000's omitted)                 $   29,135       $   31,895       $    8,671       $  2,663       $    436
                                                        ==========       ==========       ==========       ========       ========
Ratio of expenses to average net assets                       0.75%            0.97%            1.25%          1.25%          1.25%
                                                        ==========       ==========       ==========       ========       ========
Decrease reflected in above expense
ratios due to expense reimbursements                            --               --             0.01%          0.66%          5.41%
                                                        ==========       ==========       ==========       ========       ========
Ratio of net investment income to
average net assets                                            1.22%            1.51%            1.62%          2.54%          3.61%
                                                        ==========       ==========       ==========       ========       ========
Portfolio Turnover Rate                                     177.97%          105.80%          100.62%         61.11%         56.90%
                                                        ==========       ==========       ==========       ========       ========
===================================================================================================================================

(i)   Amount was computed based on average shares outstanding during the year.

===================================================================================================================================

ALGER AMERICAN BALANCED PORTFOLIO (i)

For a share outstanding throughout the year

                                                                                 Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
                                                         1999             1998             1997           1996           1995
                                                     ----------       ----------       ----------       --------       --------
Net asset value, beginning of year                   $    12.98       $    10.76       $     9.24       $  13.64       $  10.80
                                                     ----------       ----------       ----------       --------       --------
Net investment income (loss)                               0.15             0.19             0.17           0.21(ii)       0.33(ii)
Net realized and unrealized gain (loss)
on investments                                             3.45             3.02             1.63           1.01           2.73
                                                     ----------       ----------       ----------       --------       --------
Total from investment operations                           3.60             3.21             1.80           1.22           3.06
                                                     ----------       ----------       ----------       --------       --------
Dividends from net investment income                      (0.17)           (0.18)           (0.12)         (0.73)         (0.22)
Distributions from net realized gains                     (0.84)           (0.81)           (0.16)         (4.89)            --
                                                     ----------       ----------       ----------       --------       --------
Total Distributions                                       (1.01)           (0.99)           (0.28)         (5.62)         (0.22)
                                                     ----------       ----------       ----------       --------       --------
Net asset value, end of year                         $    15.57       $    12.98       $    10.76       $   9.24       $  13.64
                                                     ==========       ==========       ==========       ========       ========
Total Return                                              29.21%           31.51%           19.82%         10.17%         28.62%
                                                     ==========       ==========       ==========       ========       ========
Ratios and Supplemental Data:
Net assets, end of year (000's omitted)              $   56,327       $   28,208       $   16,614       $ 10,486       $  3,671
                                                     ==========       ==========       ==========       ========       ========
Ratio of expenses to average net assets                    0.93%            0.92%            1.01%          1.14%          1.00%
                                                     ==========       ==========       ==========       ========       ========
Decrease reflected in above expense
ratios due to expense reimbursements                         --               --               --             --             --
                                                     ==========       ==========       ==========       ========       ========
Ratio of net investment income (loss)
to average net assets                                      1.66%            2.09%            2.14%          2.06%          2.49%
                                                     ==========       ==========       ==========       ========       ========
Portfolio Turnover Rate                                  118.74%           94.64%          105.01%         68.66%        113.02%
                                                     ==========       ==========       ==========       ========       ========
===================================================================================================================================

===================================================================================================================================

                                                                                   Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------
                                                            1994             1993             1992           1991           1990
                                                        ----------       ----------       ----------       --------       --------
Net asset value, beginning of year                      $    11.58       $    10.77       $    10.02       $  10.01       $  10.04
                                                        ----------       ----------       ----------       --------       --------
Net investment income (loss)                                  0.20             0.15             0.22           0.45           0.66
Net realized and unrealized gain (loss)
on investments                                               (0.70)            0.69             0.72           0.01          (0.03)
                                                        ----------       ----------       ----------       --------       --------
Total from investment operations                             (0.50)            0.84             0.94           0.46           0.63
                                                        ----------       ----------       ----------       --------       --------
Dividends from net investment income                         (0.13)           (0.03)           (0.19)         (0.45)         (0.66)
Distributions from net realized gains                        (0.15)              --               --             --             --
                                                        ----------       ----------       ----------       --------       --------
Total Distributions                                          (0.28)           (0.03)           (0.19)         (0.45)         (0.66)
                                                        ----------       ----------       ----------       --------       --------
Net asset value, end of year                            $    10.80       $    11.58       $    10.77       $  10.02       $  10.01
                                                        ==========       ==========       ==========       ========       ========
Total Return                                                 (4.27%)           7.79%            9.48%          4.70%          6.53%
                                                        ==========       ==========       ==========       ========       ========
Ratios and Supplemental Data:
Net assets, end of year (000's omitted)                 $   10,394       $    7,848       $    4,009       $  1,487       $    365
                                                        ==========       ==========       ==========       ========       ========
Ratio of expenses to average net assets                       1.08%            1.25%            1.25%          1.25%          1.25%
                                                        ==========       ==========       ==========       ========       ========
Decrease reflected in above expense
ratios due to expense reimbursements                            --             0.19%            0.42%          1.37%          4.81%
                                                        ==========       ==========       ==========       ========       ========
Ratio of net investment income (loss)
to average net assets                                         2.30%            2.05%            1.99%          4.22%          6.60%
                                                        ==========       ==========       ==========       ========       ========
Portfolio Turnover Rate                                      78.80%           85.46%           15.27%            --         132.55%
                                                        ==========       ==========       ==========       ========       ========
===================================================================================================================================


(i) Prior to October 1, 1992, the Alger American Balanced Portfolio was the Alger American Fixed Income Portfolio.


(ii)  Amount was computed based on average shares outstanding during the year.

===================================================================================================================================

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

For a share outstanding throughout the period
                                                                                                                      From
                                                                                                                January 25, 1995
                                                                                                                  (commencement
                                                                                                                of operations) to
                                                                        Year Ended December 31,                    December 31,
---------------------------------------------------------------------------------------------------------------------------------
                                                           1999           1998           1997           1996          1995(i)
                                                       ----------     ----------     ----------       --------       --------
Net asset value, beginning of period                   $    34.90     $    23.17     $    19.36       $  17.43       $  10.00
                                                       ----------     ----------     ----------       --------       --------
Net investment income (loss)                                (0.09)         (0.05)         (0.03)         (0.03)(ii)     (0.03)
Net realized and unrealized gain on investments             25.93          12.99           3.84           2.14           7.46
                                                       ----------     ----------     ----------       --------       --------
Total from investment operations                            25.84          12.94           3.81           2.11           7.43
Distributions from net realized gains                       (2.77)         (1.21)            --          (0.18)            --
                                                       ----------     ----------     ----------       --------       --------
Net asset value, end of period                         $    57.97     $    34.90     $    23.17       $  19.36       $  17.43
                                                       ==========     ==========     ==========       ========       ========
Total Return                                                78.06%         57.83%         19.68%         12.04%         74.30%
                                                       ==========     ==========     ==========       ========       ========
Ratios and Supplemental Data:
Net assets, end of period (000's omitted)              $  362,500     $  101,710     $   53,488       $ 34,925       $  5,497
                                                       ==========     ==========     ==========       ========       ========
Ratio of expenses excluding interest
to average net assets                                        0.92%          0.93%          0.96%          1.06%          1.50%
                                                       ==========     ==========     ==========       ========       ========
Ratio of expenses including interest
to average net assets                                        0.93%          0.96%          1.00%          1.09%          1.56%(iii)
                                                       ==========     ==========     ==========       ========       ========
Ratio of net investment income (loss)
to average net assets                                       (0.49%)        (0.27%)        (0.17%)        (0.15%)        (0.71%)
                                                       ==========     ==========     ==========       ========       ========
Portfolio Turnover Rate                                    155.74%        143.59%        164.27%        102.10%        178.23%
                                                       ==========     ==========     ==========       ========       ========
Amount of debt outstanding at end of period                    --             --             --             --             --
                                                       ==========     ==========     ==========       ========       ========
Average amount of debt outstanding during the period   $  266,584     $  246,101     $  201,644       $ 76,079       $  8,122
                                                       ==========     ==========     ==========       ========       ========
Average daily number of shares outstanding
during the period                                       4,395,246      2,480,478      2,135,458       1,107,187        75,460
                                                       ==========     ==========     ==========       ========       ========
Average amount of debt per share during the period     $     0.06     $     0.10     $     0.09       $   0.07       $   0.11
                                                       ==========     ==========     ==========       ========       ========
===================================================================================================================================


(i)   Ratios have been annualized; total return has not been annualized.

(ii)  Amount was computed based on average shares outstanding during the year.

(iii) Amount has been reduced by 2.36% due to expense reimbursements.

FOR FUND INFORMATION:

By telephone:   1-800-992-3863



By mail:        The Alger American Fund
                One World Trade Center
                Suite 9333
                New York, NY 10048



STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.


ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.


Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, D.C. Copies can also be obtained, for a duplicating fee by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling 1-202-942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.



DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED



THE ALGER AMERICAN FUND
SEC FILE #811-5550

                                       THE ALGER    |     ONE WORLD TRADE CENTER
                                   AMERICAN FUND    |     SUITE 9333
                                                    |     NEW YORK, NY 10048
               A POOLED FUNDING VEHICLE FOR:        |     1-800-992-3863
                                                    |
            o  VARIABLE ANNUITY CONTRACTS           |
                                                    |
            o  VARIABLE LIFE INSURANCE POLICIES     |
                                                    |
            o  QUALIFIED PENSION PLANS              |
                                                    |
            o  QUALIFIED RETIREMENT PLANS           |


                                      PROSPECTUS


                                     MAY 1, 2000





   ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
          ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                 ALGER AMERICAN GROWTH PORTFOLIO
       ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
         ALGER AMERICAN INCOME &GROWTH PORTFOLIO



As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                       THE ALGER
                                   AMERICAN FUND

   ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
          ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                 ALGER AMERICAN GROWTH PORTFOLIO
       ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
         ALGER AMERICAN INCOME &GROWTH PORTFOLIO


                                      PROSPECTUS


                                     MAY 1, 2000



TABLE OF CONTENTS


2 ........... Risk/Return Summary: Investments, Risks & Performance

      2 ..... Investments

              Alger American Small
                Capitalization Portfolio ..................... 2
              Alger American MidCap
                Growth Portfolio ............................. 2
              Alger American Growth Portfolio ................ 2
              Alger American Leveraged
                AllCap Portfolio ............................. 2
              Alger American Income &
                Growth Portfolio ............................. 2

      3 ..... Principal Risks

              Alger American Small
                Capitalization Portfolio ..................... 3
              Alger American MidCap
                Growth Portfolio ............................. 3
              Alger American Growth Portfolio ................ 3
              Alger American Leveraged
                AllCap Portfolio ............................. 3
              Alger American Income &
                Growth Portfolio ............................. 3

      3 ..... Performance

              Alger American Small
                Capitalization Portfolio ..................... 4
              Alger American MidCap
                Growth Portfolio ............................. 4
              Alger American Growth Portfolio ................ 4
              Alger American Leveraged
                AllCap Portfolio ............................. 4
              Alger American Income &
                Growth Portfolio ............................. 5

5 ........... Fees and Expenses
6 ........... Management & Organization
7 ........... Shareholder Information

              Distributor .................................... 7
              Transfer Agent ................................. 7

8 ........... Financial Highlights

Back Cover:   How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND

The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o  High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o  Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The company's market capitalization will dictate in which portfolio(s) it will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

THE ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.


APPROACH

It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell(R) 2000 Growth Index or the S&P(R) SmallCap 600 Index.


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

GOAL

The Alger American MidCap Growth Portfolio seeks long-term capital appreciation.


APPROACH

It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P(R) MidCap 400 Index.


ALGER AMERICAN GROWTH PORTFOLIO

GOAL

The Alger American Growth Portfolio seeks long-term capital appreciation.


APPROACH

It  focuses on growing  companies  that  generally  have  broad  product  lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

GOAL

The  Alger  American   Leveraged  AllCap   Portfolio  seeks  long-term   capital
appreciation.

APPROACH

Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential.

The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

Alger American Income & Growth Portfolio

GOAL

The Alger American Income & Growth Portfolio primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation.

APPROACH

The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.

[GRAPHIC OMITTED]

PRINCIPAL RISKS

RISKS APPLICABLE TO ALL PORTFOLIOS


As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investmentsyou could make, such as bonds. Furthermore, the returns of a fund concentrating on "growth" stocks tend to vary more widely over time than those of funds that focus on "value" stocks; prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.


A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

There may be additional risks applicable to a specific portfolio because of its investment approach.


RISKS APPLICABLE TO ALGER AMERICAN
SMALL CAPITALIZATION PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources


RISKS APPLICABLE TO ALGER AMERICAN
MIDCAP GROWTH PORTFOLIO

An additional risk of investing in the portfolio is:

o  the possibility of greater risk by investing in medium-sized companies rather
   than  larger,   more   established   companies   owing  to  such  factors  as
   inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN GROWTH PORTFOLIO

The portfolio's primary risks are those summarized above in "Risks Applicable to All Portfolios."


RISKS APPLICABLE TO ALGER AMERICAN
LEVERAGED ALLCAP PORTFOLIO


Additional risks of investing in the portfolio are:

o the possibility of greater risk by investing in small and medium-sized companies (in addition to larger, more established companies) owing to such factors as inexperienced management and limited financial resources



o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the portfolio's net asset value can decrease more quickly than if the portfolio had not borrowed


RISKS APPLICABLE TO ALGER AMERICAN
INCOME &GROWTH PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility that companies may cut or fail to declare dividends due to market downturns or other reasons


[GRAPHIC OMITTED]

PERFORMANCE

The following bar charts show the changes in each portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables compare a portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

   Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.

o S&P 500 Index(R): An index of large company common stocks considered to be representative of the U.S. stock market in general.

o Russell 2000 Growth Index(R): An index of common stocks designed to track performance of small capitalization companies.

o S&P Midcap 400 Index(R): An index of common stocks designed to track performance of medium capitalization companies.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

[BAR CHART OMITTED]

================================================================================
Annual Total Return as of December 31 each year (%)



8.71   57.54   3.55   13.28   -4.38   44.31   4.18   11.39   15.53   43.42
--------------------------------------------------------------------------------
 90      91     92      93      94      95     96      97      98      99

Best Quarter:      31.06%     Q4    1999
Worst Quarter:    -20.72%     Q3    1990

Average Annual Total Return as of December 31, 1999

                                                                      Since
                                                                    Inception
--------------------------------------------------------------------------------
                            1 Year       5 Years      10 Years      (9/21/88)
American Small
  Capitalization           43.42%        22.64%        18.22%        20.86%
Russell 2000 Growth
  Index(R)                 43.10%        18.99%        13.51%        13.73%

================================================================================


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

[BAR CHART OMITTED]

================================================================================
Annual Total Return as of December 31 each year (%)



 -1.54          44.45          11.9           15.01          30.3          31.85
--------------------------------------------------------------------------------
   94             95            96              97            98            99

Best Quarter:     27.07%     Q4     1998
Worst Quarter:   -14.91%     Q3     1998

Average Annual Total Return as of December 31, 1999

                                                                       Since
                                                                     Inception
                                    1 Year           5 Years         (5/3/93)
--------------------------------------------------------------------------------
American MidCap Growth              31.85%           26.14%           24.72%
S&P Midcap 400 Index(R)             14.72%           23.05%           18.34%

================================================================================


ALGER AMERICAN GROWTH PORTFOLIO

[BAR CHART OMITTED]

================================================================================
Annual Total Return as of December 31 each year (%)


4.14    40.39    12.38   22.47   1.45    36.37   13.35   25.75    48.07    33.74
--------------------------------------------------------------------------------
 90       91       92      93     94       95      96      97       98       99


Best Quarter:       25.93%    Q4      1998
Worst Quarter:     -16.21%    Q3      1990


Average Annual Total Return as of December 31, 1999

                                                                       Since
                                                                     Inception
                         1 Year         5 Years       10 Years       (1/9/89)
--------------------------------------------------------------------------------
American Growth          33.74%         30.94%         22.89%         23.05%
S&P 500 Index(R)         21.04%         28.56%         18.21%         19.22%

================================================================================


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

[BAR CHART OMITTED]

================================================================================
Annual Total Return as of December 31 each year (%)


    12.04                 19.68                57.83                 78.06
--------------------------------------------------------------------------------
     96                    97                   98                    99

Best Quarter:       40.16%    Q4      1999
Worst Quarter:      -5.70%    Q4      1997

Average Annual Total Return as of December 31, 1999

                                                           Since
                                                         Inception
                                     1 Year              (1/25/95)
--------------------------------------------------------------------------------
American Leveraged
  AllCap                             78.06%               46.44%
S&P 500 Index(R)                     21.04%               28.47%

================================================================================

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

================================================================================
Annual Total Return as of December 31 each year (%)


0.28   23.51   8.64   10.34   -8.28    35.13    19.68    36.29    32.39    42.45
--------------------------------------------------------------------------------
 90      91     92      93     94       95        96       97       98       99

Best Quarter:     35.96%   Q4       1999
Worst Quarter:    -13.94%  Q3       1990

Average Annual Total Return as of December 31, 1999

                                                                       Since
                                                                     Inception
                          1 Year        5 Years       10 Years      (11/15/88)
--------------------------------------------------------------------------------
American
  Income & Growth         42.45%        32.97%         18.93%        17.71%
S&P 500 Index(R)          21.04%        28.56%         18.21%        19.23%

================================================================================


[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolios.


================================================================================
                                 ANNUAL FUND OPERATING
                                 EXPENSES
                                 (expenses that are deducted
                                 from Fund assets)
                               -------------------------------------------------
                   Shareholder
                       Fees
                    (fees paid
                     directly                                            Total
                       from                                          Annual Fund
                       your     Management  Distribution    Other      Operating
                   investment)     Fees         Fees      Expenses     Expenses
--------------------------------------------------------------------------------
Alger American Small   None      .85%           None        .05%         .90%
Capitalization
Portfolio

Alger American         None      .80%           None        .05%         .85%
MidCap Growth
Portfolio

Alger American         None      .75%           None        .04%         .79%
Growth
Portfolio

Alger American         None      .85%           None        .08%*        .93%
Leveraged AllCap
Portfolio

Alger American         None     .625%           None       .075%         .70%
Income &Growth
Portfolio
================================================================================

*  Included in Other Expenses is 0.01% of interest expense.

EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



================================================================================
                            1 Year      3 Years    5 Years      10 Years
--------------------------------------------------------------------------------
  Alger American Small        $92        $287        $498        $1,108
  Capitalization
  Portfolio

  Alger American              $87        $271        $471        $1,049
  MidCap Growth
  Portfolio

  Alger American              $81        $252        $439        $  978
  Growth
  Portfolio

  Alger American              $95        $296        $515        $1,143
  Leveraged AllCap
  Portfolio

  Alger American              $72        $224        $390        $  871
  Income &Growth
  Portfolio
================================================================================


The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.


ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).


[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER


Fred Alger Management, Inc.
One World Trade Center
Suite 9333
New York, NY 10048

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/99) $10.69 billion in mutual fund assets as well as $6.75 billion in other assets. The Manager is responsible for managing each portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolios. The Fund has had the same manager since inception and, for the most recent fiscal year, the portfolios paid the Manager fees at these annual rates based on a percentage of average daily net assets: Small Capitalization and Leveraged AllCap Portfolios -- .85%; MidCap Growth Portfolio--.80%; Growth Portfolio--
 .75%; Income & Growth Portfolio-- .625%.



PORTFOLIO MANAGERS

David Alger, Seilai Khoo and Ron Tartaro are the individuals responsible for the day-to-day management of the portfolios' investments. Mr. Alger, a manager of all of the portfolios since their inception, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Khoo, a co-manager of the Small Capitalization and Leveraged AllCap Portfolios, has been employed by the Manager since 1989, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995. Mr. Tartaro, a co-manager of the MidCap Growth, Income & Growth and Growth Portfolios, has been employed by the Manager since 1990, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995.

[GRAPHIC OMITTED]


SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE

The price of one share is its "net asset value," or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income.


Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 59-1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.


Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.


=======================================================
            NAV (NET ASSET VALUE) IS COMPUTED BY ADDING
      TOGETHER THE VALUE OF THE PORTFOLIO'S INVESTMENTS
PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILITIES
          AND THEN DIVIDING THE RESULT BY THE NUMBER OF
                                ITS OUTSTANDING SHARES.
=======================================================


PURCHASING AND REDEEMING FUND SHARES

The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.


The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial highlights have been audited by Arthur Andersen LLP, the Fund's independent public accountants. Arthur Andersen LLP's report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.



===================================================================================================================================

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

For a share outstanding throughout the year
                                                                            Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------
                                                 1999               1998             1997               1996               1995
                                              ----------         ----------       ----------         ----------         ----------
Net asset value, beginning of year            $    43.97         $    43.75       $    40.91         $    39.41         $    27.31
                                              ----------         ----------       ----------         ----------         ----------
Net investment income (loss)                       (0.12)(i)          (0.02)           (0.05)(i)          (0.04)(i)          (0.09)
Net realized and unrealized gain (loss)
 on investments                                    16.98               6.30             4.45               1.70              12.19
                                              ----------         ----------       ----------         ----------         ----------
Total from investment operations                   16.86               6.28             4.40               1.66              12.10
                                              ----------         ----------       ----------         ----------         ----------
Dividends from net investment income                  --                 --               --                 --                 --
Distributions from net realized gains              (5.68)             (6.06)           (1.56)             (0.16)                --
                                              ----------         ----------       ----------         ----------         ----------
Total distributions                                (5.68)             (6.06)           (1.56)             (0.16)                --
                                              ----------         ----------       ----------         ----------         ----------
Net asset value, end of year                  $    55.15         $    43.97       $    43.75         $    40.91         $    39.41
                                              ==========         ==========       ==========         ==========         ==========
Total Return                                       43.42%             15.53%           11.39%              4.18%             44.31%
                                              ==========         ==========       ==========         ==========         ==========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)      $  674,864         $1,216,584       $  997,586         $1,469,518         $  984,212
                                              ==========         ==========       ==========         ==========         ==========
 Ratio of expenses to average net assets            0.90%              0.89%            0.89%              0.88%              0.92%
                                              ==========         ==========       ==========         ==========         ==========
 Ratio of net investment income (loss)
  to average net assets                            (0.28%)            (0.20%)          (0.12%)            (0.09%)            (0.48%)
                                              ==========         ==========       ==========         ==========         ==========
 Portfolio Turnover Rate                          182.25%            142.90%          104.43%            110.04%             80.66%
                                              ==========         ==========       ==========         ==========         ==========
===================================================================================================================================

===================================================================================================================================

                                                                           Year Ended December 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                               1994                1993              1992              1991             1990
                                             --------            --------          --------          --------         --------
Net asset value, beginning of year           $  30.88            $  27.26          $  26.79          $  17.02         $  15.79
                                             --------            --------          --------          --------         --------
Net investment income (loss)                    (0.03)(i)           (0.05)            (0.06)            (0.03)            0.02
Net realized and unrealized gain (loss)
 on investments                                 (1.45)               3.67              0.91              9.82             1.35
                                             --------            --------          --------          --------         --------
Total from investment operations                (1.48)               3.62              0.85              9.79             1.37
                                             --------            --------          --------          --------         --------
Dividends from net investment income               --                  --                --             (0.02)           (0.01)
Distributions from net realized gains           (2.09)                 --             (0.38)               --            (0.13)
                                             --------            --------          --------          --------         --------
Total distributions                             (2.09)                 --             (0.38)            (0.02)           (0.14)
                                             --------            --------          --------          --------         --------
Net asset value, end of year                 $  27.31            $  30.88          $  27.26          $  26.79         $  17.02
                                             ========            ========          ========          ========         ========
Total Return                                    (4.38%)             13.28%             3.55%            57.54%            8.71%
                                             ========            ========          ========          ========         ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)     $397,037            $238,850          $135,718          $ 56,798         $  7,149
                                             ========            ========          ========          ========         ========
 Ratio of expenses to average net assets         0.96%               1.03%             0.98%             1.06%            1.50%(ii)
                                             ========            ========          ========          ========         ========
 Ratio of net investment income (loss)
  to average net assets                         (0.10%)             (0.35%)           (0.37%)           (0.12%)           0.50%
                                             ========            ========          ========          ========         ========
 Portfolio Turnover Rate                       117.61%             148.07%           108.06%           125.90%          132.46%
                                             ========            ========          ========          ========         ========
===================================================================================================================================


(i)  Amount was computed based on average shares outstanding during the year.


(ii) Ratio has been reduced by 0.33% for the year ended December 31, 1990, due to expense reimbursements.

===================================================================================================================================

ALGER AMERICAN GROWTH PORTFOLIO

For a share outstanding throughout the year

                                                                                   Year Ended December 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                            1999             1998             1997           1996           1995
                                                        ----------       ----------       ----------       --------       --------
Net asset value, beginning of year                      $    53.22       $    42.76       $    34.33       $  31.16       $  23.13
                                                        ----------       ----------       ----------       --------       --------
Net investment income (loss)                                 (0.03)            0.09             0.13           0.12           0.02
Net realized and unrealized gain (loss)
 on investments                                              16.66            18.32             8.66           4.00           8.33
                                                        ----------       ----------       ----------       --------       --------
Total from investment operations                             16.63            18.41             8.79           4.12           8.35
                                                        ----------       ----------       ----------       --------       --------
Dividends from net investment income                         (0.08)           (0.13)           (0.13)         (0.02)         (0.07)
Distributions from net realized gains                        (5.39)           (7.82)           (0.23)         (0.93)         (0.25)
                                                        ----------       ----------       ----------       --------       --------
Total Distributions                                          (5.47)           (7.95)           (0.36)         (0.95)         (0.32)
                                                        ----------       ----------       ----------       --------       --------
Net asset value, end of year                            $    64.38       $    53.22       $    42.76       $  34.33       $  31.16
                                                        ==========       ==========       ==========       ========       ========
Total Return                                                 33.74%           48.07%           25.75%         13.35%         36.37%
                                                        ==========       ==========       ==========       ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)                $3,387,526       $1,905,719       $1,072,529       $991,028       $502,974
                                                        ==========       ==========       ==========       ========       ========
 Ratio of expenses to average net assets                      0.79%            0.79%            0.79%          0.79%          0.85%
                                                        ==========       ==========       ==========       ========       ========
 Ratio of net investment income (loss)
  to average net assets                                      (0.03%)           0.25%            0.27%          0.50%          0.18%
                                                        ==========       ==========       ==========       ========       ========
 Portfolio Turnover Rate                                    135.13%          127.38%          129.50%         82.86%        118.33%
                                                        ==========       ==========       ==========       ========       ========
===================================================================================================================================

===================================================================================================================================

                                                                                Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------
                                                        1994             1993             1992           1991           1990
                                                    ----------       ----------       ----------       --------       --------
Net asset value, beginning of year                  $    24.67       $    20.17       $    18.00       $  12.86       $  12.41
                                                    ----------       ----------       ----------       --------       --------
Net investment income (loss)                              0.07             0.03             0.03           0.08(i)        0.07
Net realized and unrealized gain (loss)
 on investments                                           0.15             4.50             2.19           5.11           0.44
                                                    ----------       ----------       ----------       --------       --------
Total from investment operations                          0.22             4.53             2.22           5.19           0.51
                                                    ----------       ----------       ----------       --------       --------
Dividends from net investment income                     (0.03)           (0.03)           (0.03)         (0.05)         (0.06)
Distributions from net realized gains                    (1.73)              --            (0.02)            --             --
                                                    ----------       ----------       ----------       --------       --------
Total Distributions                                      (1.76)           (0.03)           (0.05)         (0.05)         (0.06)
                                                    ----------       ----------       ----------       --------       --------
Net asset value, end of year                        $    23.13       $    24.67       $    20.17       $  18.00       $  12.86
                                                    ==========       ==========       ==========       ========       ========
Total Return                                              1.45%           22.47%           12.38%         40.39%          4.14%
                                                    ==========       ==========       ==========       ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)            $  150,390       $   74,878       $   30,316       $ 10,094       $  1,228
                                                    ==========       ==========       ==========       ========       ========
 Ratio of expenses to average net assets                  0.86%            0.97%            0.99%          1.29%          1.50%(ii)
                                                    ==========       ==========       ==========       ========       ========
 Ratio of net investment income (loss)
  to average net assets                                   0.48%            0.25%            0.33%          0.52%          1.69%
                                                    ==========       ==========       ==========       ========       ========
 Portfolio Turnover Rate                                111.76%          112.64%           63.91%         58.95%         86.77%
                                                    ==========       ==========       ==========       ========       ========
===================================================================================================================================


(i)  Amount was computed based on average shares outstanding during the year.


(ii) Ratio has been reduced by 2.31% for the year ended December 31, 1990, due to expense reimbursements.

===================================================================================================================================

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

For a share outstanding throughout the year

                                                                                    Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------
                                                           1999             1998             1997           1996           1995
                                                       ----------       ----------       ----------       --------       --------
Net asset value, beginning of year                     $    13.12       $    10.99       $     8.42       $  17.79       $  13.30
                                                       ----------       ----------       ----------       --------       --------
Net investment income                                        0.00             0.03             0.03           0.09(i)        0.11(i)
Net realized and unrealized gain (loss)
 on investments                                              5.26             3.30             2.94           1.87           4.54
                                                       ----------       ----------       ----------       --------       --------
Total from investment operations                             5.26             3.33             2.97           1.96           4.65
                                                       ----------       ----------       ----------       --------       --------
Dividends from net investment income                        (0.03)           (0.04)           (0.04)         (0.33)         (0.16)
Distributions from net realized gains                       (0.77)           (1.16)           (0.36)        (11.00)            --
                                                       ----------       ----------       ----------       --------       --------
Total Distributions                                         (0.80)           (1.20)           (0.40)        (11.33)         (0.16)
                                                       ----------       ----------       ----------       --------       --------
Net asset value, end of year                           $    17.58       $    13.12       $    10.99       $   8.42       $  17.79
                                                       ==========       ==========       ==========       ========       ========
Total Return                                                42.45%           32.39%           36.29%         19.68%         35.13%
                                                       ==========       ==========       ==========       ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)               $   91,250       $   77,926       $   47,399       $ 20,910       $  8,639
                                                       ==========       ==========       ==========       ========       ========
 Ratio of expenses to average net assets                     0.70%            0.70%            0.74%          0.81%          0.75%
                                                       ==========       ==========       ==========       ========       ========
 Decrease reflected in above expense
  ratios due to expense reimbursements                         --               --               --             --             --
                                                       ==========       ==========       ==========       ========       ========
 Ratio of net investment income to
  average net assets                                         0.03%            0.31%            0.56%          0.94%          0.61%
                                                       ==========       ==========       ==========       ========       ========
 Portfolio Turnover Rate                                   193.23%          131.67%          150.09%        121.60%        164.05%
                                                       ==========       ==========       ==========       ========       ========
===================================================================================================================================

===================================================================================================================================

                                                                                    Year Ended December 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                           1994             1993             1992           1991           1990
                                                        ----------       ----------       ----------       --------       --------
Net asset value, beginning of year                      $    15.31       $    13.93       $    13.08       $  10.67       $  10.74
                                                        ----------       ----------       ----------       --------       --------
Net investment income                                         0.17             0.07             0.08           0.09           0.11
Net realized and unrealized gain (loss)
 on investments                                              (1.47)            1.37             1.02           2.41          (0.08)
                                                        ----------       ----------       ----------       --------       --------
Total from investment operations                             (1.30)            1.44             1.10           2.50           0.03
                                                        ----------       ----------       ----------       --------       --------
Dividends from net investment income                         (0.15)           (0.06)           (0.12)         (0.09)         (0.10)
Distributions from net realized gains                        (0.56)              --            (0.13)            --             --
                                                        ----------       ----------       ----------       --------       --------
Total Distributions                                          (0.71)           (0.06)           (0.25)         (0.09)         (0.10)
                                                        ----------       ----------       ----------       --------       --------
Net asset value, end of year                            $    13.30       $    15.31       $    13.93       $  13.08       $  10.67
                                                        ==========       ==========       ==========       ========       ========
Total Return                                                 (8.28%)          10.34%            8.64%         23.51%          0.28%
                                                        ==========       ==========       ==========       ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)                $   29,135       $   31,895       $    8,671       $  2,663       $    436
                                                        ==========       ==========       ==========       ========       ========
 Ratio of expenses to average net assets                      0.75%            0.97%            1.25%          1.25%          1.25%
                                                        ==========       ==========       ==========       ========       ========
 Decrease reflected in above expense
  ratios due to expense reimbursements                          --               --             0.01%          0.66%          5.41%
                                                        ==========       ==========       ==========       ========       ========
 Ratio of net investment income to
  average net assets                                          1.22%            1.51%            1.62%          2.54%          3.61%
                                                        ==========       ==========       ==========       ========       ========
 Portfolio Turnover Rate                                    177.97%          105.80%          100.62%         61.11%         56.90%
                                                        ==========       ==========       ==========       ========       ========
===================================================================================================================================

(i)  Amount was computed based on average shares outstanding during the year.

===================================================================================================================================

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

For a share outstanding throughout the period
                                                                                                                        From
                                                                                                                  January 25, 1995
                                                                                                                    (commencement
                                                                                                                  of operations) to
                                                                       Year Ended December 31,                      December 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                       1999             1998             1997           1996           1995(i)
                                                    ----------       ----------       ----------       --------       --------
Net asset value, beginning of period                $    34.90       $    23.17       $    19.36       $  17.43       $  10.00
                                                    ----------       ----------       ----------       --------       --------
Net investment income (loss)                             (0.09)           (0.05)           (0.03)         (0.03)(ii)     (0.03)
Net realized and unrealized gain on investments          25.93            12.99             3.84           2.14           7.46
                                                    ----------       ----------       ----------       --------       --------
Total from investment operations                         25.84            12.94             3.81           2.11           7.43
Distributions from net realized gains                    (2.77)           (1.21)              --          (0.18)            --
                                                    ----------       ----------       ----------       --------       --------
Net asset value, end of period                      $    57.97       $    34.90       $    23.17       $  19.36       $  17.43
                                                    ==========       ==========       ==========       ========       ========
Total Return                                             78.06%           57.83%           19.68%         12.04%         74.30%
                                                    ==========       ==========       ==========       ========       ========
Ratios and Supplemental Data:
 Net assets, end of period (000's omitted)          $  362,500       $  101,710       $   53,488       $ 34,925       $  5,497
                                                    ==========       ==========       ==========       ========       ========
 Ratio of expenses excluding interest
  to average net assets                                   0.92%            0.93%            0.96%          1.06%          1.50%
                                                    ==========       ==========       ==========       ========       ========
 Ratio of expenses including interest
  to average net assets                                   0.93%            0.96%            1.00%          1.09%          1.56%(iii)
                                                    ==========       ==========       ==========       ========       ========
 Ratio of net investment income (loss)
  to average net assets                                  (0.49%)          (0.27%)          (0.17%)        (0.15%)        (0.71%)
                                                    ==========       ==========       ==========       ========       ========
 Portfolio Turnover Rate                                155.74%          143.59%          164.27%        102.10%        178.23%
                                                    ==========       ==========       ==========       ========       ========
 Amount of debt outstanding at end of period                --               --               --             --             --
                                                    ==========       ==========       ==========       ========       ========
 Average amount of debt outstanding
  during the period                                 $  266,584       $  246,101       $  201,644       $ 76,079       $  8,122
                                                    ==========       ==========       ==========       ========       ========
 Average daily number of shares outstanding
  during the period                                  4,395,246        2,480,478        2,135,458       1,107,187        75,460
                                                    ==========       ==========       ==========       ========       ========
 Average amount of debt per share
  during the period                                 $     0.06       $     0.10       $     0.09       $   0.07       $   0.11
                                                    ==========       ==========       ==========       ========       ========
===================================================================================================================================


(i)   Ratios have been annualized; total return has not been annualized.

(ii)  Amount was computed based on average shares outstanding during the year.

(iii) Amount has been reduced by 2.36% due to expense reimbursements.

===================================================================================================================================

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

For a share outstanding throughout the period
                                                                                                                       From
                                                                                                                    May 3, 1993
                                                                                                                   (commencement
                                                                                                                 of operations) to
                                                                    Year Ended December 31,                         December 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                              1999        1998         1997        1996        1995        1994       (1993(i)
                                            --------    --------     --------    --------    --------    --------     --------
Net asset value, beginning of period        $  28.87    $  24.18     $  21.35    $  19.44    $  13.46    $  13.72     $  10.00
                                            --------    --------     --------    --------    --------    --------     --------
Net investment income (loss)                   (0.05)       0.00(ii)    (0.04)       0.03       (0.03)       0.00(ii)    (0.02)
Net realized and unrealized gain (loss)
 on investments                                 8.00        6.95         3.20        2.29        6.01       (0.21)        3.88
                                            --------    --------     --------    --------    --------    --------     --------
Total from investment operations                7.95        6.95         3.16        2.32        5.98       (0.21)        3.86
                                            --------    --------     --------    --------    --------    --------     --------
Dividends from net investment income              --          --        (0.01)         --          --          --           --
Distributions from net realized gains          (4.59)      (2.26)       (0.32)      (0.41)         --       (0.05)       (0.14)
                                            --------    --------     --------    --------    --------    --------     --------
Total Distributions                            (4.59)      (2.26)       (0.33)      (0.41)         --       (0.05)       (0.14)
                                            --------    --------     --------    --------    --------    --------     --------
Net asset value, end of period              $  32.23    $  28.87     $  24.18    $  21.35    $  19.44    $  13.46     $  13.72
                                            ========    ========     ========    ========    ========    ========     ========
Total Return                                   31.85%      30.30%       15.01%      11.90%      44.45%      (1.54%)      38.67%
                                            ========    ========     ========    ========    ========    ========     ========
Ratios and Supplemental Data:
 Net assets, end of period (000's omitted)  $931,397    $689,571     $444,967    $394,847    $185,349    $ 62,178     $ 21,301
                                            ========    ========     ========    ========    ========    ========     ========
 Ratio of expenses to average net assets        0.85%       0.84%        0.84%       0.84%       0.90%       0.97%        1.50%(iii)
                                            ========    ========     ========    ========    ========    ========     ========
 Ratio of net investment income (loss)
  to average net assets                        (0.21%)      0.00%       (0.15%)      0.08%      (0.25%)      0.03%       (0.58%)
                                            ========    ========     ========    ========    ========    ========     ========
 Portfolio Turnover Rate                      162.30%     152.21%      151.98%      90.97%     104.74%      83.96%       67.22%
                                            ========    ========     ========    ========    ========    ========     ========
===================================================================================================================================


(i)   Ratios have been annualized; total return has not been annualized.


(ii)  Amount was computed based on average shares outstanding during the year.


(iii) Amount has been reduced by 0.03% due to expense reimbursements.

FOR FUND INFORMATION:

By telephone:   1-800-992-3863



By mail:        The Alger American Fund
                One World Trade Center
                Suite 9333
                New York, NY 10048


STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.


ANNUAL AND SEMI-ANNUAL REPORTS


Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, D.C. Copies can also be obtained, for a duplicating fee by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling 1-202-942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.



DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED



THE ALGER AMERICAN FUND
SEC FILE #811-5550

                                       THE ALGER    |    ONE WORLD TRADE CENTER
                                   AMERICAN FUND    |    SUITE 9333
                                                    |    NEW YORK, NY 10048
            A POOLED FUNDING VEHICLE FOR:           |    1-800-992-3863
                                                    |
        o   VARIABLE ANNUITY CONTRACTS              |
                                                    |
        o   VARIABLE LIFE INSURANCE POLICIES        |
                                                    |
        o   QUALIFIED PENSION PLANS                 |
                                                    |
        o   QUALIFIED RETIREMENT PLANS              |


                                      PROSPECTUS


                                     MAY 1, 2000





   ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
          ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                 ALGER AMERICAN GROWTH PORTFOLIO
       ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO



As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency.

                                       THE ALGER
                                   AMERICAN FUND

   ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
          ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                 ALGER AMERICAN GROWTH PORTFOLIO
       ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO



                                      PROSPECTUS


                                     MAY 1, 2000


TABLE OF CONTENTS
--------------------------------------------------------------------------------

3 ........... Risk/Return Summary: Investments, Risks & Performance

      3 ..... Investments

              Alger American Small
                Capitalization Portfolio ..................... 3
              Alger American MidCap
                Growth Portfolio ............................. 3
              Alger American Growth Portfolio ................ 3
              Alger American Leveraged
                AllCap Portfolio ............................. 3

      4 ..... Principal Risks

              Alger American Small
                Capitalization Portfolio ..................... 4
              Alger American MidCap
                Growth Portfolio ............................. 4
              Alger American Growth Portfolio ................ 4
              Alger American Leveraged
                AllCap Portfolio ............................. 4

      4 ..... Performance

              Alger American Small
                Capitalization Portfolio ..................... 5
              Alger American MidCap
                Growth Portfolio ............................. 5
              Alger American Growth Portfolio ................ 5
              Alger American Leveraged
                AllCap Portfolio ............................. 5

6 ........... Fees and Expenses

6 ........... Management & Organization

7 ........... Shareholder Information

              Distributor .................................... 7
              Transfer Agent ................................. 7

8 ........... Financial Highlights

Back Cover:   How to obtain more information

                      [This page intentionally left blank]

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND

The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o   High Unit Volume Growth

    Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o   Positive Life Cycle Change

    Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The company's market capitalization will dictate in which portfolio(s) it will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

The Alger American Small Capitalization Portfolio seeks long-term capital appreciation.


APPROACH


It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index(R) or the S&P SmallCap 600 Index(R).



ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

GOAL

The Alger American MidCap Growth Portfolio seeks long-term capital appreciation.

APPROACH


It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index(R).


ALGER AMERICAN GROWTH PORTFOLIO

GOAL

The Alger American Growth Portfolio seeks long-term capital appreciation.

APPROACH

It  focuses on growing  companies  that  generally  have  broad  product  lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

GOAL

The  Alger  American   Leveraged  AllCap   Portfolio  seeks  long-term   capital
appreciation.

APPROACH

Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential.

The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

[GRAPHIC OMITTED]

PRINCIPAL RISKS

RISKS APPLICABLE TO ALL PORTFOLIOS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Furthermore, the returns of a fund concentrating on "growth" stocks tend to vary more widely over time than those of funds that focus on "value" stocks; prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

There may be additional risks applicable to a specific portfolio because of its investment approach.


RISKS APPLICABLE TO ALGER AMERICAN
SMALL CAPITALIZATION PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources


RISKS APPLICABLE TO ALGER AMERICAN
MIDCAP GROWTH PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility of greater risk by investing in medium-sized companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources


RISKS APPLICABLE TO ALGER AMERICAN GROWTH PORTFOLIO

The portfolio's primary risks are those summarized above in "Risks Applicable to All Portfolios."


RISKS APPLICABLE TO ALGER AMERICAN
LEVERAGED ALLCAP PORTFOLIO

Additional risks of investing in the portfolio are:


o the possibility of greater risk by investing in small- and med- ium-sized companies (in addition to larger, more established companies) owing to such factors as inexperienced management and limited financial resources

o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the portfolio's net asset value can decrease more quickly than if the portfolio had not borrowed


[GRAPHIC OMITTED]

PERFORMANCE

The following bar charts show the changes in each portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables compare a portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.

o S&P 500 Index(R): An index of large company common stocks considered to be representative of the U.S. stock market in general.

o Russell 2000 Growth Index(R): An index of common stocks designed to track performance of small capitalization companies.

o S&P Midcap 400 Index(R): An index of common stocks designed to track performance of medium capitalization companies.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

================================================================================
Annual Total Return as of December 31 each year (%)


8.71    57.54    3.55    13.28    -4.38    44.31    4.18   11.39   15.53   43.42
--------------------------------------------------------------------------------
 90       91      92       93       94       95      96      97      98      99

Best Quarter:      31.06%     Q4    1999
Worst Quarter:    -20.72%     Q3    1990

Average Annual Total Return as of December 31, 1999

                                                                       Since
                                                                     Inception
                         1 Year         5 Years       10 Years       (9/21/88)
--------------------------------------------------------------------------------
American Small
  Capitalization         43.42%          22.64%        18.22%         20.86%
Russell 2000 Growth
  Index(R)               43.10%          18.99%        13.51%         13.73%

================================================================================


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

================================================================================
Annual Total Return as of December 31 each year (%)


-1.54          44.45          11.90          15.01        30.30          31.85
--------------------------------------------------------------------------------
  94             95            96             97            98             99

Best Quarter:     27.07%     Q4     1998
Worst Quarter:   -14.91%     Q3     1998

Average Annual Total Return as of December 31, 1999

                                                                    Since
                                                                  Inception
                                   1 Year          5 Years        (5/3/93)
--------------------------------------------------------------------------------
American MidCap Growth             31.85%          26.14%          24.72%
S&P Midcap 400 Index(R)            14.72%          23.05%          18.34%

================================================================================


ALGER AMERICAN GROWTH PORTFOLIO

================================================================================
Annual Total Return as of December 31 each year (%)


4.14    40.39    12.38    22.47    1.45    36.37   13.35   25.75   48.07   33.74
--------------------------------------------------------------------------------
 90       91       92       93      94       95      96      97      98      99

Best Quarter:     25.93%   Q4       1998
Worst Quarter:   -16.21%   Q3       1990

Average Annual Total Return as of December 31, 1999

                                                                       Since
                                                                     Inception
                   1 Year           5 Years         10 Years         (1/9/89)
--------------------------------------------------------------------------------
American Growth    33.74%            30.94%          22.89%           23.05%
S&P 500 Index(R)   21.04%            28.56%          18.21%           19.22%

================================================================================


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

================================================================================
Annual Total Return as of December 31 each year (%)


          12.04        19.68         57.83        78.06
--------------------------------------------------------------------------------
            96           97            98           99

Best Quarter:       40.16%    Q4      1999
Worst Quarter:      -5.70%    Q4      1997

Average Annual Total Return as of December 31, 1999

                                                                   Since
                                                                 Inception
                                       1 Year                    (1/25/95)
--------------------------------------------------------------------------------
American Leveraged
  AllCap                               78.06%                     46.44%
S&P 500 Index(R)                       21.04%                     28.47%

================================================================================

[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolios.


================================================================================
                                 ANNUAL FUND OPERATING
                                 EXPENSES
                                 (expenses that are deducted
                                 from Fund assets)
                               -------------------------------------------------
                   Shareholder
                       Fees
                    (fees paid
                     directly                                            Total
                       from                                          Annual Fund
                       your     Management  Distribution    Other      Operating
                   investment)     Fees         Fees      Expenses     Expenses
--------------------------------------------------------------------------------

Alger American Small   None       .85%          None       .05%         .90%
Capitalization
Portfolio

Alger American         None       .80%          None       .05%         .85%
MidCap Growth
Portfolio

Alger American         None       .75%          None       .04%         .79%
Growth
Portfolio

Alger American         None       .85%          None       .08%*        .93%
Leveraged AllCap
Portfolio
================================================================================

*   Included in Other Expenses is 0.01% of interest expense.



EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



================================================================================
                                      1 Year     3 Years   5 Years     10 Years
--------------------------------------------------------------------------------
  Alger American Small                  $92       $287       $498       $1,108
  Capitalization
  Portfolio

  Alger American                        $87       $271       $471       $1,049
  MidCap Growth
  Portfolio

  Alger American                        $81       $252       $439       $  978
  Growth
  Portfolio

  Alger American                        $95       $296       $515       $1,143
  Leveraged AllCap
  Portfolio
================================================================================



The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).


[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER


Fred Alger Management, Inc.
One World Trade Center
Suite 9333
New York, NY 10048

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/99) $10.69 billion in mutual fund assets as well as $6.75 billion in other assets. The Manager is responsible for managing each portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolios. The Fund has had the same manager since inception and, for the most recent fiscal year, the portfolios paid the Manager fees at these annual rates based on a percentage of average daily net assets: Small Capitalization and Leveraged AllCap Portfolios--.85%; MidCap Growth Portfolio--.80%; Growth Portfolio--.75%.


PORTFOLIO MANAGERS

David Alger, Seilai Khoo and Ron Tartaro are the individuals responsible for the day-to-day management of the portfolios' investments. Mr. Alger, a manager of all of the portfolios since their inception, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Khoo, a co-manager of the Small Capitalization and Leveraged AllCap Portfolios, has been employed by the Manager since 1989, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995. Mr. Tartaro, a co-manager of the MidCap Growth and Growth Portfolios, has been employed by the Manager since 1990, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995.


[GRAPHIC OMITTED]



SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302


NET ASSET VALUE



The price of one share is its "net asset value," or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.


The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.


DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income.


Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 59-1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.


Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.


=======================================================
            NAV (NET ASSET VALUE) IS COMPUTED BY ADDING
      TOGETHER THE VALUE OF THE PORTFOLIO'S INVESTMENTS
PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILITIES
          AND THEN DIVIDING THE RESULT BY THE NUMBER OF
                                ITS OUTSTANDING SHARES.
=======================================================


PURCHASING AND REDEEMING FUND SHARES


The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.


Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial highlights have been audited by Arthur Andersen LLP, the Fund's independent public accountants. Arthur Andersen LLP's report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.




===================================================================================================================================
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

For a share outstanding throughout the year

                                                                                 Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                          1999             1998             1997           1996           1995
                                                      ----------       ----------       ----------       --------       --------
Net asset value, beginning of year                    $    43.97       $    43.75       $    40.91       $  39.41       $  27.31
                                                      ----------       ----------       ----------       --------       --------
Net investment income (loss)                               (0.12)(i)        (0.02)           (0.05)(i)      (0.04)(i)      (0.09)
Net realized and unrealized gain (loss)
on investments                                             16.98             6.30             4.45           1.70          12.19
                                                      ----------       ----------       ----------       --------       --------
Total from investment operations                           16.86             6.28             4.40           1.66          12.10
                                                      ----------       ----------       ----------       --------       --------
Dividends from net investment income                          --               --               --             --             --
Distributions from net realized gains                      (5.68)           (6.06)           (1.56)         (0.16)            --
                                                      ----------       ----------       ----------       --------       --------
Total distributions                                        (5.68)           (6.06)           (1.56)         (0.16)            --
                                                      ----------       ----------       ----------       --------       --------
Net asset value, end of year                          $    55.15       $    43.97       $    43.75       $  40.91       $  39.41
                                                      ==========       ==========       ==========       ========       ========
Total Return                                               43.42%           15.53%           11.39%          4.18%         44.31%
                                                      ==========       ==========       ==========       ========       ========
Ratios and Supplemental Data:
Net assets, end of year (000's omitted)               $  674,864       $1,216,584       $  997,586       $1,469,518     $984,212
                                                      ==========       ==========       ==========       ========       ========
Ratio of expenses to average net assets                     0.90%            0.89%            0.89%          0.88%          0.92%
                                                      ==========       ==========       ==========       ========       ========
Ratio of net investment income (loss)
to average net assets                                      (0.28%)          (0.20%)          (0.12%)        (0.09%)        (0.48%)
                                                      ==========       ==========       ==========       ========       ========
Portfolio Turnover Rate                                   182.25%          142.90%          104.43%        110.04%         80.66%
                                                      ==========       ==========       ==========       ========       ========
===================================================================================================================================

===================================================================================================================================

                                                                                  Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------
                                                        1994             1993             1992           1991           1990
                                                    ----------       ----------       ----------       --------       --------
Net asset value, beginning of year                  $    30.88       $    27.26       $    26.79       $  17.02       $  15.79
                                                    ----------       ----------       ----------       --------       --------
Net investment income (loss)                             (0.03)(i)        (0.05)           (0.06)         (0.03)          0.02
Net realized and unrealized gain (loss)
on investments                                           (1.45)            3.67             0.91           9.82           1.35
                                                    ----------       ----------       ----------       --------       --------
Total from investment operations                         (1.48)            3.62             0.85           9.79           1.37
                                                    ----------       ----------       ----------       --------       --------
Dividends from net investment income                        --               --               --          (0.02)         (0.01)
Distributions from net realized gains                    (2.09)              --            (0.38)            --          (0.13)
                                                    ----------       ----------       ----------       --------       --------
Total distributions                                      (2.09)              --            (0.38)         (0.02)         (0.14)
                                                    ----------       ----------       ----------       --------       --------
Net asset value, end of year                        $    27.31       $    30.88       $    27.26       $  26.79       $  17.02
                                                    ==========       ==========       ==========       ========       ========
Total Return                                             (4.38%)          13.28%            3.55%         57.54%          8.71%
                                                    ==========       ==========       ==========       ========       ========
Ratios and Supplemental Data:
Net assets, end of year (000's omitted)             $  397,037       $  238,850       $  135,718       $ 56,798       $  7,149
                                                    ==========       ==========       ==========       ========       ========
Ratio of expenses to average net assets                   0.96%            1.03%            0.98%          1.06%          1.50%(ii)
                                                    ==========       ==========       ==========       ========       ========
Ratio of net investment income (loss)
to average net assets                                    (0.10%)          (0.35%)          (0.37%)        (0.12%)         0.50%
                                                    ==========       ==========       ==========       ========       ========
Portfolio Turnover Rate                                 117.61%          148.07%          108.06%        125.90%        132.46%
                                                    ==========       ==========       ==========       ========       ========
===================================================================================================================================


(i)  Amount was computed based on average shares outstanding during the year.


(ii) Ratio has been reduced by 0.33% for the year ended December 31, 1990, due to expense reimbursements.

===================================================================================================================================

ALGER AMERICAN GROWTH PORTFOLIO

For a share outstanding throughout the year

                                                                                   Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
                                                            1999             1998             1997           1996           1995
                                                        ----------       ----------       ----------       --------       --------
Net asset value, beginning of year                      $    53.22       $    42.76       $    34.33       $  31.16       $  23.13
                                                        ----------       ----------       ----------       --------       --------
Net investment income (loss)                                 (0.03)            0.09             0.13           0.12           0.02
Net realized and unrealized gain (loss)
on investments                                               16.66            18.32             8.66           4.00           8.33
                                                        ----------       ----------       ----------       --------       --------
Total from investment operations                             16.63            18.41             8.79           4.12           8.35
                                                        ----------       ----------       ----------       --------       --------
Dividends from net investment income                         (0.08)           (0.13)           (0.13)         (0.02)         (0.07)
Distributions from net realized gains                        (5.39)           (7.82)           (0.23)         (0.93)         (0.25)
                                                        ----------       ----------       ----------       --------       --------
Total Distributions                                          (5.47)           (7.95)           (0.36)         (0.95)         (0.32)
                                                        ----------       ----------       ----------       --------       --------
Net asset value, end of year                            $    64.38       $    53.22       $    42.76       $  34.33       $  31.16
                                                        ==========       ==========       ==========       ========       ========
Total Return                                                 33.74%           48.07%           25.75%         13.35%         36.37%
                                                        ==========       ==========       ==========       ========       ========
Ratios and Supplemental Data:
Net assets, end of year (000's omitted)                 $3,387,526       $1,905,719       $1,072,529       $991,028       $502,974
                                                        ==========       ==========       ==========       ========       ========
Ratio of expenses to average net assets                       0.79%            0.79%            0.79%          0.79%          0.85%
                                                        ==========       ==========       ==========       ========       ========
Ratio of net investment income (loss)
to average net assets                                        (0.03%)           0.25%            0.27%          0.50%          0.18%
                                                        ==========       ==========       ==========       ========       ========
Portfolio Turnover Rate                                     135.13%          127.38%          129.50%         82.86%        118.33%
                                                        ==========       ==========       ==========       ========       ========
===================================================================================================================================

===================================================================================================================================


                                                                                Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
                                                        1994             1993             1992           1991           1990
                                                    ----------       ----------       ----------       --------       --------
Net asset value, beginning of year                  $    24.67       $    20.17       $    18.00       $  12.86       $  12.41
                                                    ----------       ----------       ----------       --------       --------
Net investment income (loss)                              0.07             0.03             0.03           0.08(i)        0.07
Net realized and unrealized gain (loss)
on investments                                            0.15             4.50             2.19           5.11           0.44
                                                    ----------       ----------       ----------       --------       --------
Total from investment operations                          0.22             4.53             2.22           5.19           0.51
                                                    ----------       ----------       ----------       --------       --------
Dividends from net investment income                     (0.03)           (0.03)           (0.03)         (0.05)         (0.06)
Distributions from net realized gains                    (1.73)              --            (0.02)            --             --
                                                    ----------       ----------       ----------       --------       --------
Total Distributions                                      (1.76)           (0.03)           (0.05)         (0.05)         (0.06)
                                                    ----------       ----------       ----------       --------       --------
Net asset value, end of year                        $    23.13       $    24.67       $    20.17       $  18.00       $  12.86
                                                    ==========       ==========       ==========       ========       ========
Total Return                                              1.45%           22.47%           12.38%         40.39%          4.14%
                                                    ==========       ==========       ==========       ========       ========
Ratios and Supplemental Data:
Net assets, end of year (000's omitted)             $  150,390       $   74,878       $   30,316       $ 10,094       $  1,228
                                                    ==========       ==========       ==========       ========       ========
Ratio of expenses to average net assets                   0.86%            0.97%            0.99%          1.29%          1.50%(ii)
                                                    ==========       ==========       ==========       ========       ========
Ratio of net investment income (loss)
to average net assets                                     0.48%            0.25%            0.33%          0.52%          1.69%
                                                    ==========       ==========       ==========       ========       ========
Portfolio Turnover Rate                                 111.76%          112.64%           63.91%         58.95%         86.77%
                                                    ==========       ==========       ==========       ========       ========
===================================================================================================================================

  (i) Amount was computed based on average shares outstanding during the year.

(ii) Ratio has been reduced by 2.31% for the year ended December 31, 1990, due to expense reimbursements.

===================================================================================================================================

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

For a share outstanding throughout the period
                                                                                                                        From
                                                                                                                  January 25, 1995
                                                                                                                    (commencement
                                                                                                                  of operations) to
                                                                          Year Ended December 31,                    December 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                           1999            1998            1997          1996           1995(i)
                                                       ----------      ----------      ----------      --------       --------
Net asset value, beginning of period                   $    34.90      $    23.17      $    19.36      $  17.43       $  10.00
                                                       ----------      ----------      ----------      --------       --------
Net investment income (loss)                                (0.09)          (0.05)          (0.03)        (0.03)(ii)     (0.03)
Net realized and unrealized gain on investments             25.93           12.99            3.84          2.14           7.46
                                                       ----------      ----------      ----------      --------       --------
Total from investment operations                            25.84           12.94            3.81          2.11           7.43
Distributions from net realized gains                       (2.77)          (1.21)             --         (0.18)            --
                                                       ----------      ----------      ----------      --------       --------
Net asset value, end of period                         $    57.97      $    34.90      $    23.17      $  19.36       $  17.43
                                                       ==========      ==========      ==========      ========       ========
Total Return                                                78.06%          57.83%          19.68%        12.04%         74.30%
                                                       ==========      ==========      ==========      ========       ========
Ratios and Supplemental Data:
Net assets, end of period (000's omitted)              $  362,500      $  101,710      $   53,488      $ 34,925       $  5,497
                                                       ==========      ==========      ==========      ========       ========
Ratio of expenses excluding interest
to average net assets                                        0.92%           0.93%           0.96%         1.06%          1.50%
                                                       ==========      ==========      ==========      ========       ========
Ratio of expenses including interest
to average net assets                                        0.93%           0.96%           1.00%         1.09%          1.56%(iii)
                                                       ==========      ==========      ==========      ========       ========
Ratio of net investment income (loss)
to average net assets                                       (0.49%)         (0.27%)         (0.17%)       (0.15%)        (0.71%)
                                                       ==========      ==========      ==========      ========       ========
Portfolio Turnover Rate                                    155.74%         143.59%         164.27%       102.10%        178.23%
                                                       ==========      ==========      ==========      ========       ========
Amount of debt outstanding at end of period                    --              --              --            --             --
                                                       ==========      ==========      ==========      ========       ========
Average amount of debt outstanding during the period   $  266,584      $  246,101      $  201,644      $ 76,079       $  8,122
                                                       ==========      ==========      ==========      ========       ========
Average daily number of shares outstanding
during the period                                       4,395,246       2,480,478       2,135,458      1,107,187        75,460
                                                       ==========      ==========      ==========      ========       ========
Average amount of debt per share during the period     $     0.06      $     0.10      $     0.09      $   0.07       $   0.11
                                                       ==========      ==========      ==========      ========       ========
===================================================================================================================================


(i)   Ratios have been annualized; total return has not been annualized.

(ii)  Amount was computed based on average shares outstanding during the year.

(iii) Amount has been reduced by 2.36% due to expense reimbursements.

===================================================================================================================================

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

For a share outstanding throughout the period
                                                                                                                       From
                                                                                                                    May 3, 1993
                                                                                                                   (commencement
                                                                                                                 of operations) to
                                                                   Year Ended December 31,                         December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                               1999       1998          1997       1996        1995         1994      1993(i)
                                            --------    --------     --------    --------    --------      -------    -------
Net asset value, beginning of period        $  28.87    $  24.18     $  21.35    $  19.44    $  13.46      $ 13.72    $ 10.00
                                            --------    --------     --------    --------    --------      -------    -------
Net investment income (loss)                   (0.05)       0.00(ii)    (0.04)       0.03       (0.03)        0.00(ii)  (0.02)
Net realized and unrealized gain (loss)
on investments                                  8.00        6.95         3.20        2.29        6.01        (0.21)      3.88
                                            --------    --------     --------    --------    --------      -------    -------
Total from investment operations                7.95        6.95         3.16        2.32        5.98        (0.21)      3.86
                                            --------    --------     --------    --------    --------      -------    -------
Dividends from net investment income              --          --        (0.01)         --          --           --         --
Distributions from net realized gains          (4.59)      (2.26)       (0.32)      (0.41)         --        (0.05)     (0.14)
                                            --------    --------     --------    --------    --------      -------    -------
Total Distributions                            (4.59)      (2.26)       (0.33)      (0.41)         --        (0.05)     (0.14)
                                            --------    --------     --------    --------    --------      -------    -------
Net asset value, end of period              $  32.23    $  28.87     $  24.18    $  21.35    $  19.44      $ 13.46    $ 13.72
                                            ========    ========     ========    ========    ========      =======    =======
Total Return                                   31.85%      30.30%       15.01%      11.90%      44.45%       (1.54%)    38.67%
                                            ========    ========     ========    ========    ========      =======    =======
Ratios and Supplemental Data:
Net assets, end of period (000's omitted)   $931,397    $689,571     $444,967    $394,847    $185,349      $62,178    $21,301
                                            ========    ========     ========    ========    ========      =======    =======
Ratio of expenses to average net assets         0.85%       0.84%        0.84%       0.84%       0.90%        0.97%      1.50%(iii)
                                            ========    ========     ========    ========    ========      =======    =======
Ratio of net investment income (loss)
to average net assets                          (0.21%)      0.00%       (0.15%)      0.08%      (0.25%)       0.03%     (0.58%)
                                            ========    ========     ========    ========    ========      =======    =======
Portfolio Turnover Rate                       162.30%     152.21%      151.98%      90.97%     104.74%       83.96%     67.22%
                                            ========    ========     ========    ========    ========      =======    =======
===================================================================================================================================


(i)   Ratios have been annualized; total return has not been annualized.


(ii)  Amount was computed based on average shares outstanding during the year.


(iii) Amount has been reduced by 0.03% due to expense reimbursements.

FOR FUND INFORMATION:

By telephone:   1-800-992-3863



By mail:        The Alger American Fund
                One World Trade Center
                Suite 9333
                New York, NY 10048



STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.


ANNUAL AND SEMI-ANNUAL REPORTS


Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and to make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, D.C. Copies can also be obtained, for a duplicating fee by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling 1-202-942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.



DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED



THE ALGER AMERICAN FUND
SEC FILE #811-5550

THE ALGER
AMERICAN FUND

A POOLED FUNDING VEHICLE FOR:
o VARIABLE ANNUITY CONTRACTS
o VARIABLE LIFE INSURANCE POLICIES
o QUALIFIED PENSION PLANS
o QUALIFIED RETIREMENT PLANS



ONE WORLD TRADE CENTER
SUITE 9333
NEW YORK, NY 10048
1-800-992-3863



PROSPECTUS


MAY 1, 2000



ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
ALGER AMERICAN GROWTH PORTFOLIO
ALGER AMERICAN INCOME & GROWTH PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE ALGER
AMERICAN FUND

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
ALGER AMERICAN GROWTH PORTFOLIO
ALGER AMERICAN INCOME & GROWTH PORTFOLIO


PROSPECTUS


MAY 1, 2000






TABLE OF CONTENTS
--------------------------------------------------------------------------------

3 ..........  Risk/Return Summary: Investments, Risks & Performance

      3 ....  Investments

              Alger American Small
                Capitalization Portfolio ...................   3
              Alger American MidCap
                Growth Portfolio ...........................   3
              Alger American Growth Portfolio ..............   3
              Alger American Income &
                Growth Portfolio ...........................   3

      3 ....  Principal Risks

              Alger American Small
                Capitalization Portfolio ...................   4
              Alger American MidCap
                Growth Portfolio ...........................   4
              Alger American Growth Portfolio ..............   4
              Alger American Income &
                Growth Portfolio ...........................   4

      4 ....  Performance

              Alger American Small
                Capitalization Portfolio ...................   5
              Alger American MidCap
                Growth Portfolio ...........................   5
              Alger American Growth Portfolio ..............   5
              Alger American Income &
                Growth Portfolio ...........................   5

6 ..........  Fees and Expenses
6 ..........  Management & Organization
7 ..........  Shareholder Information

              Distributor ..................................   7
              Transfer Agent ...............................   7
              Purchasing and Redeeming Fund Shares .........   7

8 ..........  Financial Highlights

Back Cover:   How to obtain more information

                     [This page intentionally left blank.]

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND

The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o High Unit Volume Growth

  Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o Positive Life Cycle Change

  Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The company's market capitalization will dictate in which portfolio(s) it will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

THE ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH

It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell(R) 2000 Growth Index or the S&P(R) SmallCap 600 Index.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

GOAL

THE ALGER AMERICAN MIDCAP GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH

It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P(R) MidCap 400 Index.

ALGER AMERICAN GROWTH PORTFOLIO

GOAL

THE ALGER AMERICAN GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH

It  focuses on growing  companies  that  generally  have  broad  product  lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

ALGER AMERICAN INCOME &GROWTH PORTFOLIO

GOAL

THE ALGER AMERICAN INCOME &GROWTH PORTFOLIO PRIMARILY SEEKS TO PROVIDE A HIGH LEVEL OF DIVIDEND INCOME; ITS SECONDARY GOAL IS TO PROVIDE CAPITAL APPRECIATION.

APPROACH

The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.


[GRAPHIC OMITTED]

PRINCIPAL RISKS

RISKS APPLICABLE TO ALL PORTFOLIOS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investmentsyou could make, such as bonds. Furthermore, the returns of a fund concentrating on "growth" stocks tend to vary more widely over time than those of funds that focus on "value" stocks; prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.


A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

There may be additional risks applicable to a specific portfolio because of its investment approach.

RISKS APPLICABLE TO ALGER AMERICAN
SMALL CAPITALIZATION PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN
MIDCAP GROWTH PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility of greater risk by investing in medium-sized companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN GROWTH PORTFOLIO

The portfolio's primary risks are those summarized above in "Risks Applicable to All Portfolios."

RISKS APPLICABLE TO ALGER AMERICAN
INCOME & GROWTH PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility that companies may cut or fail to declare dividends due to market downturns or other reasons


[GRAPHIC OMITTED]

PERFORMANCE

The following bar charts show the changes in each portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables compare a portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.

o S&P 500 Index(R): An index of large company common stocks considered to be representative of the U.S. stock market in general.

o Russell 2000 Growth Index(R): An index of common stocks designed to track performance of small capitalization companies.


o S&P MidCap 400 Index(R): An index of common stocks designed to track performance of medium capitalization companies.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
---------------------------------------------------
Annual Total Return as of December 31 each year (%)

[The following table represents a graph in the printed piece.]


90    8.71
91   57.54
92    3.55
93   13.28
94   -4.38
95   44.31
96    4.18
97   11.39
98   15.53
99   43.42

Best Quarter:      31.06%     Q4    1999
Worst Quarter:    -20.72%     Q3    1990

Average Annual Total Return as of December 31, 1999

                                              Since
                                             Inception
                   1 Year   5 Years 10 Years (9/21/88)
------------------------------------------------------
American Small
  Capitalization   43.42%    22.64%  18.22%   20.86%
Russell 2000 Growth
  Index(R)         43.10%    18.99%  13.51%   13.73%


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
------------------------------------------------------
Annual Total Return as of December 31 each year (%)

[The following table represents a graph in the printed piece.]

94    -1.54
95    44.45
96    11.90
97    15.01
98    30.30
99    31.85

Best Quarter:     27.07%     Q4     1998
Worst Quarter:   -14.91%     Q3     1998


Average Annual Total Return as of December 31, 1999

                                               Since
                                             Inception
                            1 Year   5 Years  (5/3/93)
------------------------------------------------------
American MidCap Growth      31.85%   26.14%   24.72%
S&P Midcap 400 Index(R)     14.72%   23.05%   18.34%



ALGER AMERICAN GROWTH PORTFOLIO
------------------------------------------------------
Annual Total Return as of December 31 each year (%)

[The following table represents a graph in the printed piece.]

90     4.14
91    40.39
92    12.38
93    22.47
94     1.45
95    36.37
96    13.35
97    25.75
98    48.07
99    33.74

Best Quarter:       25.93%    Q4      1998
Worst Quarter:     -16.21%    Q3      1990


Average Annual Total Return as of December 31, 1999

                                               Since
                                             Inception
                   1 Year   5 Years 10 Years (1/9/89)
------------------------------------------------------
American Growth    33.74%    30.94%  22.89%   23.05%
S&P 500 Index(R)   21.04%    28.56%  18.21%   19.22%



ALGER AMERICAN INCOME & GROWTH PORTFOLIO
------------------------------------------------------
Annual Total Return as of December 31 each year (%)

[The following table represents a graph in the printed piece.]

90      0.28
91     23.51
92      8.64
93     10.34
94     -8.28
95     35.13
96     19.68
97     36.29
98     32.39
99     42.45


Best Quarter:      35.96%      Q4   1999
Worst Quarter:    -13.94%      Q3   1990

Average Annual Total Return as of December 31, 1999


                                                Since
                                              Inception
                    1 Year  5 Years  10 Years (11/15/88)
--------------------------------------------------------
American
  Income & Growth   42.45%   32.97%   18.93%    17.71%
S&P 500 Index(R)    21.04%   28.56%   18.21%    19.23%

[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolios.



                                                 ANNUAL FUND OPERATING EXPENSES
                                                (expenses that are deducted from Fund assets)
-----------------------------------------------------------------------------------------------------------------------------------
                        SHAREHOLDER FEES
                    (fees paid directly from                                                               TOTAL ANNUAL FUND
                        your investment)         Management Fees    Distribution Fees    Other Expenses    OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small          None                     .85%                None               .05%                .90%
Capitalization
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Alger American                None                     .80%                None               .05%                .85%
MidCap Growth
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Alger American                None                     .75%                None               .04%                .79%
Growth
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Alger American                None                    .625%                None              .075%                .70%
Income &Growth
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------


EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
  Alger American Small         $92        $287        $498       $1,108
  Capitalization
  Portfolio
--------------------------------------------------------------------------------
  Alger American               $87        $271        $471       $1,049
  MidCap Growth
  Portfolio
--------------------------------------------------------------------------------
  Alger American               $81        $252        $439         $978
  Growth
  Portfolio
--------------------------------------------------------------------------------
  Alger American               $72        $224        $390         $871
  Income &Growth
  Portfolio
--------------------------------------------------------------------------------


The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objectives during such periods.

Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).


[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER


Fred Alger Management, Inc.
One World Trade Center
Suite 9333
New York, NY 10048

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/99) $10.69 billion in mutual fund assets as well as $6.75 billion in other assets. The Manager is responsible for managing each portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolios. The Fund has had the same manager since inception and, for the most recent fiscal year, the portfolios paid the Manager fees at these annual rates based on a percentage of average daily net assets: Small Capitalization Portfolio--.85%; MidCap Growth Portfolio--.80%; Growth Portfolio--.75%; Income & Growth Portfolio--.625%.

PORTFOLIO MANAGERS

David Alger, Seilai Khoo and Ron Tartaro are the individuals responsible for the day-to-day management of the portfolios' investments. Mr. Alger, a manager of all of the portfolios since their inception, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Khoo, a co-manager of the Small Capitalization Portfolio, has been employed by the Manager since 1989, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995. Mr. Tartaro, a co-manager of the MidCap Growth, Income & Growth and Growth Portfolios, has been employed by the Manager since 1990, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995.



[GRAPHIC OMITTED]


SHAREHOLDER INFORMATION

DISTRIBUTOR
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT
Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302


NET ASSET VALUE
The price of one share is its "net asset value," or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.


The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.


DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income.


Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 59-1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.


Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

--------------------------------------------------------------------------------
NAV (net asset value) is computed by adding together the value of the portfolio's investments plus cash and other assets, subtracting its liabilities and then dividing the result by the number of its outstanding shares.
--------------------------------------------------------------------------------

PURCHASING AND REDEEMING FUND SHARES

The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.


The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial highlights have been audited by Arthur Andersen LLP, the Fund's independent public accountants. Arthur Andersen LLP's report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.


Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.

===============================================================================================================

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

For a share outstanding throughout the year

                                                                 Year Ended December 31,
---------------------------------------------------------------------------------------------------------------
                                            1999           1998           1997          1996           1995
                                            -----          -----          -----         -----          -----
Net asset value, beginning of year         $ 43.97     $    43.75       $  40.91    $    39.41       $  27.31
                                          --------     ----------       --------    ----------       --------
Net investment income (loss)                 (0.12)(i)      (0.02)         (0.05)(i)     (0.04)(i)      (0.09)
Net realized and unrealized gain (loss)
 on investments                              16.98           6.30           4.45          1.70          12.19
                                          --------     ----------       --------    ----------       --------
Total from investment operations             16.86           6.28           4.40          1.66          12.10
                                          --------     ----------       --------    ----------       --------
Dividends from net investment income            --             --             --            --             --
Distributions from net realized gains        (5.68)         (6.06)         (1.56)        (0.16)            --
                                          --------     ----------       --------    ----------       --------
Total distributions                          (5.68)         (6.06)         (1.56)        (0.16)            --
                                          --------     ----------       --------    ----------       --------
Net asset value, end of year               $ 55.15     $    43.97       $  43.75    $    40.91       $  39.41
                                          ========     ==========       ========    ==========       ========
Total Return                                43.42%         15.53%         11.39%         4.18%         44.31%
                                          ========     ==========       ========    ==========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $674,864     $1,216,584       $997,586    $1,469,518       $984,212
                                          ========     ==========       ========    ==========       ========
 Ratio of expenses to average net assets     0.90%          0.89%          0.89%         0.88%          0.92%
                                          ========     ==========       ========    ==========       ========
 Ratio of net investment income (loss)
  to average net assets                     (0.28%)        (0.20%)        (0.12%)       (0.09%)        (0.48%)
                                          ========     ==========       ========    ==========       ========
 Portfolio Turnover Rate                   182.25%        142.90%        104.43%       110.04%         80.66%
                                          ========     ==========       ========    ==========       ========
===============================================================================================================

===============================================================================================================

                                                                    Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
                                            1994           1993           1992          1991           1990
                                            -----          -----          -----         -----          -----
Net asset value, beginning of year        $  30.88       $  27.26       $  26.79      $  17.02       $  15.79
                                          --------       --------       --------      --------       --------
Net investment income (loss)                 (0.03)(i)      (0.05)         (0.06)        (0.03)          0.02
Net realized and unrealized gain (loss)
 on investments                              (1.45)          3.67           0.91          9.82           1.35
                                          --------       --------       --------      --------       --------
Total from investment operations             (1.48)          3.62           0.85          9.79           1.37
                                          --------       --------       --------      --------       --------
Dividends from net investment income            --             --             --         (0.02)         (0.01)
Distributions from net realized gains        (2.09)            --          (0.38)           --          (0.13)
                                          --------       --------       --------      --------       --------
Total distributions                          (2.09)            --          (0.38)        (0.02)         (0.14)
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  27.31       $  30.88       $  27.26      $  26.79       $  17.02
                                          ========       ========       ========      ========       ========
Total Return                                (4.38%)        13.28%          3.55%        57.54%          8.71%
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $397,037       $238,850       $135,718      $ 56,798       $  7,149
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.96%          1.03%          0.98%         1.06%          1.50%(ii)
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                     (0.10%)        (0.35%)        (0.37%)       (0.12%)         0.50%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   117.61%        148.07%        108.06%       125.90%        132.46%
                                          ========       ========       ========      ========       ========
===============================================================================================================


  (i) Amount was computed based on average shares outstanding during the year.

 (ii) Ratio has been reduced by 0.33% for the year ended December 31, 1990, due to expense reimbursements.

ALGER AMERICAN GROWTH PORTFOLIO

For a share outstanding throughout the year


===============================================================================================================

                                                                 Year Ended December 31,
--------------------------------------------------------------------------------------------------------------
                                            1999           1998           1997          1996           1995
                                            -----          -----          -----         -----          -----
Net asset value, beginning of year      $    53.22     $    42.76     $    34.33      $ 31.16        $  23.13
                                        ----------     ----------     ----------      --------       --------
Net investment income (loss)                 (0.03)          0.09           0.13          0.12           0.02
Net realized and unrealized gain (loss)
 on investments                              16.66          18.32           8.66          4.00           8.33
                                        ----------     ----------     ----------      --------       --------
Total from investment operations             16.63          18.41           8.79          4.12           8.35
                                        ----------     ----------     ----------      --------       --------
Dividends from net investment income         (0.08)         (0.13)         (0.13)        (0.02)         (0.07)
Distributions from net realized gains        (5.39)         (7.82)         (0.23)        (0.93)         (0.25)
                                        ----------     ----------     ----------      --------       --------
Total Distributions                          (5.47)         (7.95)         (0.36)        (0.95)         (0.32)
                                        ----------     ----------     ----------      --------       --------
Net asset value, end of year            $    64.38     $    53.22     $    42.76      $  34.33       $  31.16
                                        ==========     ==========     ==========      ========       ========
Total Return                                33.74%         48.07%         25.75%        13.35%         36.37%
                                        ==========     ==========     ==========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year
 (000's omitted)                        $3,387,526     $1,905,719     $1,072,529      $991,028       $502,974
                                        ==========     ==========     ==========      ========       ========
 Ratio of expenses to average net assets     0.79%          0.79%          0.79%         0.79%          0.85%
                                        ==========     ==========     ==========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                     (0.03%)         0.25%          0.27%         0.50%          0.18%
                                        ==========     ==========     ==========      ========       ========
 Portfolio Turnover Rate                   135.13%        127.38%        129.50%        82.86%        118.33%
                                        ==========     ==========     ==========      ========       ========
===============================================================================================================

===============================================================================================================

                                                                 Year Ended December 31,
---------------------------------------------------------------------------------------------------------------
                                            1994           1993           1992          1991           1990
                                            -----          -----          -----         -----          -----
Net asset value, beginning of year        $  24.67       $  20.17       $  18.00      $  12.86       $  12.41
                                          --------       --------       --------      --------       --------
Net investment income (loss)                  0.07           0.03           0.03          0.08(i)        0.07
                                          --------       --------       --------      --------       --------
Net realized and unrealized gain (loss)
 on investments                               0.15           4.50           2.19          5.11           0.44
                                          --------       --------       --------      --------       --------
Total from investment operations              0.22           4.53           2.22          5.19           0.51
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.03)         (0.03)         (0.03)        (0.05)         (0.06)
Distributions from net realized gains        (1.73)            --          (0.02)           --             --
                                          --------       --------       --------      --------       --------
Total Distributions                          (1.76)         (0.03)         (0.05)        (0.05)         (0.06)
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  23.13       $  24.67       $  20.17      $  18.00       $  12.86
                                          ========       ========       ========      ========       ========
Total Return                                 1.45%         22.47%         12.38%        40.39%          4.14%
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $150,390       $ 74,878       $ 30,316      $ 10,094        $ 1,228
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.86%          0.97%          0.99%         1.29%          1.50%(ii)
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      0.48%          0.25%          0.33%         0.52%          1.69%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   111.76%        112.64%         63.91%        58.95%         86.77%
                                          ========       ========       ========      ========       ========
===============================================================================================================

  (i) Amount was computed based on average shares outstanding during the year.

 (ii) Ratio has been reduced by 2.31% for the year ended December 31, 1990, due to expense reimbursements.

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

For a share outstanding throughout the year


===============================================================================================================

                                                                 Year Ended December 31,
----------------------------------------------------------------------------------------------------------------
                                            1999           1998           1997          1996           1995
                                            -----          -----          -----         -----          -----
Net asset value, beginning of year        $  13.12       $  10.99       $   8.42      $  17.79       $  13.30
                                          --------       --------       --------      --------       --------
Net investment income                         0.00           0.03           0.03          0.09(i)        0.11(i)
Net realized and unrealized gain (loss)
 on investments                               5.26           3.30           2.94          1.87           4.54
                                          --------       --------       --------      --------       --------
Total from investment operations              5.26           3.33           2.97          1.96           4.65
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.03)         (0.04)         (0.04)        (0.33)         (0.16)
Distributions from net realized gains        (0.77)         (1.16)         (0.36)       (11.00)            --
                                          --------       --------       --------      --------       --------
Total Distributions                          (0.80)         (1.20)         (0.40)       (11.33)         (0.16)
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  17.58       $  13.12       $  10.99      $   8.42       $  17.79
                                          ========       ========       ========      ========       ========
Total Return                                42.45%         32.39%         36.29%        19.68%         35.13%
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $ 91,250       $ 77,926       $ 47,399      $ 20,910       $  8,639
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.70%          0.70%          0.74%         0.81%          0.75%
                                          ========       ========       ========      ========       ========
 Decrease reflected in above expense
  ratios due to expense reimbursements          --             --             --            --             --
                                          ========       ========       ========      ========       ========
 Ratio of net investment income to
  average net assets                         0.03%          0.31%          0.56%         0.94%          0.61%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   193.23%        131.67%        150.09%       121.60%        164.05%
                                          ========       ========       ========      ========       ========
===============================================================================================================

===================================================================================================================================

                                                                                   Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
                                                            1994             1993             1992           1991           1990
                                                        ----------       ----------       ----------       --------       --------
Net asset value, beginning of year                      $    15.31       $    13.93       $    13.08       $  10.67       $  10.74
                                                        ----------       ----------       ----------       --------       --------
Net investment income                                         0.17             0.07             0.08           0.09           0.11
Net realized and unrealized gain (loss)
on investments                                               (1.47)            1.37             1.02           2.41          (0.08)
                                                        ----------       ----------       ----------       --------       --------
Total from investment operations                             (1.30)            1.44             1.10           2.50           0.03
                                                        ----------       ----------       ----------       --------       --------
Dividends from net investment income                         (0.15)           (0.06)           (0.12)         (0.09)         (0.10)
Distributions from net realized gains                        (0.56)              --            (0.13)            --             --
                                                        ----------       ----------       ----------       --------       --------
Total Distributions                                          (0.71)           (0.06)           (0.25)         (0.09)         (0.10)
                                                        ----------       ----------       ----------       --------       --------
Net asset value, end of year                            $    13.30       $    15.31       $    13.93       $  13.08       $  10.67
                                                        ==========       ==========       ==========       ========       ========
Total Return                                                 (8.28%)          10.34%            8.64%         23.51%          0.28%
                                                        ==========       ==========       ==========       ========       ========
Ratios and Supplemental Data:
Net assets, end of year (000's omitted)                 $   29,135       $   31,895       $    8,671       $  2,663       $    436
                                                        ==========       ==========       ==========       ========       ========
Ratio of expenses to average net assets                       0.75%            0.97%            1.25%          1.25%          1.25%
                                                        ==========       ==========       ==========       ========       ========
Decrease reflected in above expense
ratios due to expense reimbursements                            --               --             0.01%          0.66%          5.41%
                                                        ==========       ==========       ==========       ========       ========
Ratio of net investment income to
average net assets                                            1.22%            1.51%            1.62%          2.54%          3.61%
                                                        ==========       ==========       ==========       ========       ========
Portfolio Turnover Rate                                     177.97%          105.80%          100.62%         61.11%         56.90%
                                                        ==========       ==========       ==========       ========       ========
===================================================================================================================================


(i)   Amount was computed based on average shares outstanding during the year.

===================================================================================================================================

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

For a share outstanding throughout the period
                                                                                                                     From
                                                                                                                  May 3, 1993
                                                                                                                 (commencement
                                                                                                               of operations) to
                                                                    Year Ended December 31,                       December 31,
------------------------------------------------------------------------------------------------------------------------------
                                               1999        1998         1997        1996       1995        1994          1993(i)
                                            --------    --------     --------    --------   --------    --------      --------
Net asset value, beginning of period        $  28.87    $  24.18     $  21.35    $  19.44   $  13.46    $  13.72      $  10.00
                                            --------    --------     --------    --------   --------    --------      --------
Net investment income (loss)                   (0.05)       0.00(ii)    (0.04)       0.03      (0.03)       0.00(ii)     (0.02)
Net realized and unrealized gain (loss)
on investments                                  8.00        6.95         3.20        2.29       6.01       (0.21)         3.88
                                            --------    --------     --------    --------   --------    --------      --------
Total from investment operations                7.95        6.95         3.16        2.32       5.98       (0.21)         3.86
                                            --------    --------     --------    --------   --------    --------      --------
Dividends from net investment income              --          --        (0.01)         --         --          --            --
Distributions from net realized gains          (4.59)      (2.26)       (0.32)      (0.41)        --       (0.05)        (0.14)
                                            --------    --------     --------    --------   --------    --------      --------
Total Distributions                            (4.59)      (2.26)       (0.33)      (0.41)        --       (0.05)        (0.14)
                                            --------    --------     --------    --------   --------    --------      --------
Net asset value, end of period              $  32.23    $  28.87     $  24.18    $  21.35   $  19.44    $  13.46      $  13.72
                                            ========    ========     ========    ========   ========    ========      ========
Total Return                                   31.85%      30.30%       15.01%      11.90%     44.45%      (1.54%)       38.67%
                                            ========    ========     ========    ========   ========    ========      ========
Ratios and Supplemental Data:
Net assets, end of period (000's omitted)   $931,397    $689,571     $444,967    $394,847   $185,349    $ 62,178      $ 21,301
                                            ========    ========     ========    ========   ========    ========      ========
Ratio of expenses to average net assets         0.85%       0.84%        0.84%       0.84%      0.90%       0.97%         1.50%(iii)
                                            ========    ========     ========    ========   ========    ========      ========
Ratio of net investment income (loss)
to average net assets                          (0.21%)      0.00%       (0.15%)      0.08%     (0.25%)      0.03%        (0.58%)
                                            ========    ========     ========    ========   ========    ========      ========
Portfolio Turnover Rate                       162.30%     152.21%      151.98%      90.97%    104.74%      83.96%        67.22%
                                            ========    ========     ========    ========   ========    ========      ========
===================================================================================================================================


(i)   Ratios have been annualized; total return has not been annualized.


(ii)  Amount was computed based on average shares outstanding during the year.


(iii) Amount has been reduced by 0.03% due to expense reimbursements.

FOR FUND INFORMATION:

By telephone:   1-800-992-3863



By mail:        The Alger American Fund
                One World Trade Center
                Suite 9333
                New York, NY 10048



STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS


Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, D.C. Copies can also be obtained, for a duplicating fee by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling 1-202-942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.


DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED

THE ALGER AMERICAN FUND
SEC FILE #811-5550

                                       THE ALGER   |
                                   AMERICAN FUND   |
                                                   |
              A POOLED FUNDING VEHICLE FOR:        |
              o VARIABLE ANNUITY CONTRACTS         |     ONE WORLD TRADE CENTER
              o VARIABLE LIFE INSURANCE POLICIES   |     SUITE 9333
              o QUALIFIED PENSION PLANS            |     NEW YORK, NY 10048
              o QUALIFIED RETIREMENT PLANS         |     1-800-992-3863


                                    PROSPECTUS

                                   MAY 1, 2000




          ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                 ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                        ALGER AMERICAN GROWTH PORTFOLIO













AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED IF THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                                               THE ALGER
                                                           AMERICAN FUND

                            ALGER AMERICAN SMALLCAPITALIZATION PORTFOLIO
                                  ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                                         ALGER AMERICAN GROWTH PORTFOLIO




                                                              PROSPECTUS

                                                             MAY 1, 2000



       TABLE OF CONTENTS
------------------------------------------------

3 ............. Risk/Return Summary: Investments,
                Risks & Performance

       3 ...... Investments

                Alger American Small
                   Capitalization Portfolio ............................. 3
                Alger American MidCap
                   Growth Portfolio ..................................... 3
                Alger American Growth Portfolio ......................... 3

       3 ...... Principal Risks

                Alger American Small
                   Capitalization Portfolio ............................. 4
                Alger American MidCap
                   Growth Portfolio ..................................... 4
                Alger American Growth Portfolio ......................... 4

       4 ...... Performance

                Alger American Small
                   Capitalization Portfolio ............................. 4
                Alger American MidCap
                   Growth Portfolio ..................................... 5
                Alger American Growth Portfolio ......................... 5
5 ............. Fees and Expenses

6 ............. Management & Organization

7 ............. Shareholder Information

                Distributor ............................................. 7
                Transfer Agent .......................................... 7

8 ............. Financial Highlights

Back Cover:     How to obtain more information

                      [This page intentionally left blank]

[Graphic omitted]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND

The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

[] High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

[] Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The company's market capitalization will dictate in which portfolio(s) it will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

The Alger American Small Capitalization Portfolio seeks long-term capital appreciation.

APPROACH

It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in # the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell(R) 2000 Growth Index or the S&P(R) SmallCap 600 Index.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

GOAL

The Alger American MidCap Growth Portfolio seeks long-term capital appreciation.

APPROACH

It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P(R) MidCap 400 Index.

ALGER AMERICAN GROWTH PORTFOLIO

GOAL

The Alger American Growth Portfolio seeks long-term capital appreciation.


APPROACH

It  focuses on growing  companies  that  generally  have  broad  product  lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

[Graphic Omitted]

PRINCIPAL RISKS

RISKS APPLICABLE TO ALL PORTFOLIOS


As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Furthermore, the returns of a fund concentrating on "growth" stocks tend to vary more widely over time than those of funds that focus on "value" stocks; prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

There may be additional risks applicable to a specific portfolio because of its investment approach.

RISKS APPLICABLE TO ALGER AMERICAN
SMALL CAPITALIZATION PORTFOLIO

An additional risk of investing in the portfolio is:

[] the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN
MIDCAP GROWTH PORTFOLIO

An additional risk of investing in the portfolio is:

[] the possibility of greater risk by investing in medium-sized companies rather
   than  larger,   more   established   companies   owing  to  such  factors  as
   inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN GROWTH
PORTFOLIO

The portfolio's primary risks are those summarized above in "Risks Applicable to All Portfolios."

[Graphic Omitted]

PERFORMANCE

The following bar charts show the changes in each portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables compare a portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.

[] S&P 500 Index(R): An index of large company common stocks considered to be representative of the U.S. stock market in general.

[] Russell 2000 Growth Index(R): An index of common stocks designed to track performance of small capitalization companies.

[] S&P Midcap 400 Index(R): An index of common stocks designed to track performance of medium capitalization companies.


                 ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

              Annual Total Return as of December 31 each year (%)

             [Table below represents bar chart in its printed form]


  8.71    57.54    3.55   13.28   -4.38    44.31   4.18   11.39   15.53   43.42

  90       91       92      93      94       95     96      97      98      99

Best Quarter:          31.06%       Q4     1999
Worst Quarter:        -20.72%       Q3     1990

Average Annual Total Return as of December 31, 1999

                                                       Since
                                                     Inception
                       1 Year     5 Years  10 Years  (9/21/88)
---------------------------------------------------------------
American Small
  Capitalization       43.42%     22.64%    18.22%    20.86%
Russell 2000 Growth
  Index(R)             43.10%     18.99%    13.51%    13.73%

ALGER AMERICAN GROWTH PORTFOLIO
--------------------------------------------------------------------
Annual Total Return as of December 31 each year (%)

    [Table below represents bar chart in its printed form]


4.14  40.39   12.38    22.47   1.45   36.37    13.35   25.75   48.07   33.74

 90    91      92       93      94      95      96      97      98      99

Best Quarter:           25.93%      Q4       1998
Worst Quarter:         -16.21%      Q3       1990


Average Annual Total Return as of December 31, 1999



                                                       Since
                                                     Inception
                       1 Year     5 Years  10 Years  (1/9/89)
---------------------------------------------------------------------
American Growth        33.74%     30.94%    22.89%    23.05%
S&P 500 Index(R)       21.04%     28.56%    18.21%    19.22%




ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)



-1.54       44.45     11.90     15.01     30.30      31.85

  94         95        96        97         98        99


Best Quarter:         27.07%      Q4      1998
Worst Quarter:       -14.91%      Q3      1998


Average Annual Total Return as of December 31, 1999

                                                       Since
                                                     Inception
                                  1 Year    5 Years  (5/3/93)
---------------------------------------------------------------------
American MidCap Growth            31.85%     26.14%    24.72%
S&P Midcap 400 Index(R)           14.72%     23.05%    18.34%


[Graphic Omitted]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolios.


                                             ANNUAL FUND OPERATING
                                             EXPENSES
                                             (expenses that are deducted
                                             from Fund assets)
                          SHAREHOLDER FEES                                                 TOTAL ANNUAL
                        (fees paid directly      Management    Distribution    Other       FUND OPERATING
                        from your investment)       Fees            Fees        Fees          EXPENSES
==========================================================================================================
ALGER AMERICAN SMALL            None                .85%           None        .05%            .90%
CAPITALIZATION
PORTFOLIO
----------------------------------------------------------------------------------------------------------
ALGER AMERICAN                  None                .80%           None        .05%            .85%
MIDCAP GROWTH
PORTFOLIO
----------------------------------------------------------------------------------------------------------
ALGER AMERICAN                  None                .75%           None        .04%            .79%
GROWTH
PORTFOLIO


EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year         3 Years     5 Years     10 Years
================================================================================

  ALGER AMERICAN SMALL       $92            $287        $498       $1,108
  CAPITALIZATION
  PORTFOLIO
--------------------------------------------------------------------------------
  ALGER AMERICAN             $87            $271        $471       $1,049
  MIDCAP GROWTH
  PORTFOLIO
--------------------------------------------------------------------------------
  ALGER AMERICAN             $81            $252        $439         $978
  GROWTH
  PORTFOLIO

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.

ADDITIONAL INFORMATION ABOUT
THE FUND'S INVESTMENTS

Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[Graphic omitted]

MANAGEMENT AND ORGANIZATION

MANAGER


Fred Alger Management, Inc.
One World Trade Center
Suite 9333
New York, NY 10048


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/99) $10.69 billion in mutual fund assets as well as $6.75 billion in other assets. The Manager is responsible for managing each portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolios. The Fund has had the same manager since inception and, for the most recent fiscal year, the portfolios paid the Manager fees at these annual rates based on a percentage of average daily net assets: Small Capitalization Portfolio--.85%; MidCap Growth Portfolio--.80%; Growth Portfolio--.75%.


PORTFOLIO MANAGERS

David Alger, Seilai Khoo and Ron Tartaro are the individuals responsible for the day-to-day management of the portfolios' investments. Mr. Alger, a manager of all of the portfolios since their inception has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Khoo, a co-manager of the Small Capitalization Portfolio, has been employed by the Manager since 1989, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995. Mr. Tartaro, a co-manager of the MidCap Growth and Growth Portfolios, has been employed by the Manager since 1990, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995.

[Graphic Omitted]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302


NET ASSET VALUE


The price of one share is its "net asset value," or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.


The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income.


Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59-1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.


Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

                                     NAV (NET ASSET VALUE) IS COMPUTED BY ADDING
                               TOGETHER THE VALUE OF THE PORTFOLIO'S INVESTMENTS
                                     PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS
                                     LIABILITIES AND THEN DIVIDING THE RESULT BY
                                           THE NUMBER OF ITS OUTSTANDING SHARES.


PURCHASING AND REDEEMING FUND SHARES.

The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[Graphic Omitted]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial highlights have been audited by Arthur Andersen LLP, the Fund's independent public accountants. Arthur Andersen LLP's report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO


FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR


                                                                           Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------------
                                                    1999             1998             1997              1996             1995
                                                    ----             ----             ----              ----             ----
Net asset value, beginning of year               $    43.97       $    43.75         $  40.91       $    39.41         $  27.31
                                                 ----------       ----------         --------       ----------         --------
Net investment income (loss)                          (0.12)(i)        (0.02)           (0.05)(i)        (0.04)(i)        (0.09)
Net realized and unrealized gain (loss)
 on investments                                       16.98             6.30             4.45             1.70            12.19
                                                 ----------       ----------         --------       ----------         --------
Total from investment operations                      16.86             6.28             4.40             1.66            12.10
                                                 ----------       ----------         --------       ----------         --------
Dividends from net investment income                     --               --               --               --               --
Distributions from net realized gains                (5.68)            (6.06)           (1.56)           (0.16)              --
                                                 ----------       ----------         --------       ----------         --------
Total distributions                                  (5.68)            (6.06)           (1.56)           (0.16)              --
                                                 ----------       ----------         --------       ----------         --------
Net asset value, end of year                     $   55.15        $    43.97         $  43.75       $    40.91          $ 39.41
                                                 ==========       ==========         ========       ==========         ========
Total Return                                         43.42%           15.53%           11.39%            4.18%           44.31%
                                                 ==========       ==========         ========       ==========         ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)         $  674,864       $1,216,584         $997,586       $1,469,518         $984,212
                                                 ==========       ==========         ========       ==========         ========
 Ratio of expenses to average net assets              0.90%            0.89%            0.89%            0.88%            0.92%
                                                 ==========       ==========         ========       ==========         ========
 Ratio of net investment income (loss)
  to average net assets                              (0.28%)          (0.20%)          (0.12%)          (0.09%)          (0.48%)
                                                 ==========       ==========         ========       ==========         ========
 Portfolio Turnover Rate                            182.25%          142.90%          104.43%          110.04%           80.66%
                                                 ==========       ==========         ========       ==========         ========

                                                                              Year Ended December 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                    1994             1993             1992              1991             1990
                                                    ----             ----             ----              ----             ----
Net asset value, beginning of year                 $  30.88         $  27.26         $  26.79         $  17.02         $  15.79
                                                   --------         --------         --------         --------         --------
Net investment income (loss)                          (0.03)(i)        (0.05)           (0.06)           (0.03)            0.02
Net realized and unrealized gain (loss)
 on investments                                       (1.45)            3.67             0.91             9.82             1.35
                                                   --------         --------         --------         --------         --------
Total from investment operations                      (1.48)            3.62             0.85             9.79             1.37
                                                   --------         --------         --------       ----------         --------

Dividends from net investment income                     --               --               --            (0.02)           (0.01)
Distributions from net realized gains                 (2.09)              --            (0.38)              --            (0.13)
                                                   --------         --------         --------         --------         --------
Total distributions                                   (2.09)              --            (0.38)           (0.02)           (0.14)
                                                   --------         --------         --------         --------         --------
Net asset value, end of year                       $  27.31         $  30.88         $  27.26         $  26.79         $  17.02
                                                   ========         ========         ========         ========         ========
Total Return                                         (4.38%)          13.28%            3.55%           57.54%            8.71%
                                                   ========         ========         ========         ========         ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)           $397,037         $238,850         $135,718         $ 56,798         $  7,149
                                                   ========         ========         ========         ========         ========
 Ratio of expenses to average net assets              0.96%            1.03%            0.98%            1.06%            1.50%(ii)
                                                   ========         ========         ========         ========         ========
 Ratio of net investment income (loss)
  to average net assets                              (0.10%)          (0.35%)          (0.37%)          (0.12%)           0.50%
                                                   ========         ========         ========         ========         ========
 Portfolio Turnover Rate                            117.61%          148.07%          108.06%          125.90%          132.46%
                                                   ========         ========         ========         ========         ========

  (i) Amount was computed based on average shares outstanding during the year.
 (ii) Ratio has been reduced by 0.33% for the year ended December 31, 1990, due to expense reimbursements.

ALGER AMERICAN GROWTH PORTFOLIO


For a share outstanding throughout the year

                                                                            Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                    1999             1998             1997              1996             1995
                                                    -----            -----            -----             -----            -----
Net asset value, beginning of year               $    53.22       $    42.76       $    34.33         $  31.16        $   23.13
                                                 ----------       ----------       ----------         --------        ---------
Net investment income (loss)                          (0.03)            0.09             0.13             0.12             0.02
Net realized and unrealized gain (loss)
 on investments                                       16.66            18.32             8.66             4.00             8.33
                                                 ----------       ----------       ----------         --------        ---------
Total from investment operations                      16.63            18.41             8.79             4.12             8.35
                                                 ----------       ----------       ----------         --------        ---------
Dividends from net investment income                  (0.08)           (0.13)           (0.13)           (0.02)           (0.07)
Distributions from net realized gains                 (5.39)           (7.82)           (0.23)           (0.93)           (0.25)
                                                 ----------       ----------       ----------         --------        ---------
Total Distributions                                   (5.47)           (7.95)           (0.36)           (0.95)           (0.32)
                                                 ----------       ----------       ----------         --------        ---------
Net asset value, end of year                     $    64.38       $    53.22       $    42.76         $  34.33        $   31.16
                                                 ==========       ==========       ==========         ========        =========
Total Return                                         33.74%           48.07%           25.75%           13.35%           36.37%
                                                 ==========       ==========       ==========         ========        =========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)         $3,387,526       $1,905,719       $1,072,529         $991,028        $ 502,974
                                                 ==========       ==========       ==========         ========        =========
 Ratio of expenses to average net assets              0.79%            0.79%            0.79%            0.79%            0.85%
                                                 ==========       ==========       ==========         ========        =========
 Ratio of net investment income (loss)
  to average net assets                              (0.03%)           0.25%            0.27%            0.50%            0.18%
                                                 ==========       ==========       ==========         ========        =========
 Portfolio Turnover Rate                            135.13%          127.38%          129.50%           82.86%          118.33%
                                                 ==========       ==========       ==========         ========        =========

                                                                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                    1994             1993             1992              1991             1990
                                                    -----            -----            -----             -----            -----
Net asset value, beginning of year                 $  24.67         $  20.17         $  18.00         $  12.86         $  12.41
                                                   --------         --------         --------         --------         --------
Net investment income (loss)                           0.07             0.03             0.03             0.08(i)          0.07
Net realized and unrealized gain (loss)
 on investments                                        0.15             4.50             2.19             5.11             0.44
                                                   --------         --------         --------         --------         --------
Total from investment operations                       0.22             4.53             2.22             5.19             0.51
                                                   --------         --------         --------         --------         --------
Dividends from net investment income                  (0.03)           (0.03)           (0.03)           (0.05)           (0.06)
Distributions from net realized gains                 (1.73)              --            (0.02)              --               --
                                                   --------         --------         --------         --------         --------
Total Distributions                                   (1.76)           (0.03)           (0.05)           (0.05)           (0.06)
                                                   --------         --------         --------         --------         --------
Net asset value, end of year                       $  23.13         $  24.67         $  20.17         $  18.00         $  12.86
                                                   ========         ========         ========         ========         ========
Total Return                                          1.45%           22.47%           12.38%           40.39%            4.14%
                                                   ========         ========         ========         ========         ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)           $150,390         $ 74,878         $ 30,316         $ 10,094         $  1,228
                                                   ========         ========         ========         ========         ========
 Ratio of expenses to average net assets              0.86%            0.97%            0.99%            1.29%            1.50%(ii)
                                                   ========         ========         ========         ========         ========
 Ratio of net investment income (loss)
  to average net assets                               0.48%            0.25%            0.33%            0.52%            1.69%
                                                   ========         ========         ========         ========         ========
 Portfolio Turnover Rate                            111.76%          112.64%           63.91%           58.95%           86.77%
                                                   ========         ========         ========         ========         ========

  (i) Amount was computed based on average shares outstanding during the year.
 (ii) Ratio has been reduced by 2.31% for the year ended December 31, 1990, due to expense reimbursements.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

For a share outstanding throughout the period


                                                                                                                          From
                                                                                                                      May 3, 1993
                                                                                                                     (commencement
                                                                                                                   of operations) to
                                                                       Year Ended December 31,                       December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                 1999        1998        1997        1996        1995        1994       1993(i)
                                                 -----       -----       -----       -----       -----      -------     -------
Net asset value, beginning of period          $  28.87     $  24.18    $ 21.35     $ 19.44     $ 13.46      $ 13.72     $ 10.00
                                              --------     --------    --------    --------    --------     -------     -------
Net investment income (loss)                     (0.05)        0.00(ii)   (0.04)       0.03       (0.03)       0.00(ii)   (0.02)
Net realized and unrealized gain (loss)
 on investments                                   8.00         6.95        3.20        2.29        6.01       (0.21)       3.88
                                              --------     --------    --------    --------    --------     -------     -------
Total from investment operations                  7.95         6.95        3.16        2.32        5.98       (0.21)       3.86
                                              --------     --------    --------    --------    --------     -------     -------
Dividends from net investment income                --           --       (0.01)         --          --          --          --
Distributions from net realized gains            (4.59)       (2.26)      (0.32)      (0.41)         --       (0.05)      (0.14)
                                              --------     --------    --------    --------    --------     -------     -------
Total Distributions                              (4.59)       (2.26)      (0.33)      (0.41)         --       (0.05)      (0.14)
                                              --------     --------    --------    --------    --------     -------     -------
Net asset value, end of period                $  32.23     $  28.87    $  24.18    $  21.35    $  19.44     $ 13.46     $ 13.72
                                              ========     ========    ========    ========    ========     =======     =======
Total Return                                    31.85%       30.30%      15.01%      11.90%      44.45%      (1.54%)     38.67%
                                              ========     ========    ========    ========    ========     =======     =======
Ratios and Supplemental Data:
 Net assets, end of period (000's omitted)    $931,397     $689,571    $444,967    $394,847    $185,349     $62,178     $21,301
                                              ========     ========    ========    ========    ========     =======     =======
 Ratio of expenses to average net assets         0.85%        0.84%       0.84%       0.84%       0.90%       0.97%       1.50%(iii)
                                              ========     ========    ========    ========    ========     =======     =======
 Ratio of net investment income (loss)
  to average net assets                         (0.21%)       0.00%      (0.15%)      0.08%      (0.25%)      0.03%      (0.58%)
                                              ========     ========    ========    ========    ========     =======     =======
 Portfolio Turnover Rate                       162.30%      152.21%     151.98%      90.97%     104.74%      83.96%      67.22%
                                              ========     ========    ========    ========    ========     =======     =======

  (i) Ratios have been annualized; total return has not been annualized.

 (ii) Amount was computed based on average shares outstanding during the year.

(iii) Amount has been reduced by 0.03% due to expense reimbursements.

FOR FUND INFORMATION:

By telephone:   1-800-992-3863


By mail:        The Alger American Fund

                One World Trade Center

                Suite 9333
                New York, NY 10048


STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS


Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and to make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, D.C. Copies can also be obtained, for a duplicating fee by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling 1-202-942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.


DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED







THE ALGER AMERICAN FUND
SEC FILE #811-5550

                                      THE ALGER    |
                                   AMERICAN FUND   |
                                                   |
              A POOLED FUNDING VEHICLE FOR:        |
              o VARIABLE ANNUITY CONTRACTS         |     ONE WORLD TRADE CENTER
              o VARIABLE LIFE INSURANCE POLICIES   |     SUITE 9333
              o QUALIFIED PENSION PLANS            |     NEW YORK, NY 10048
              o QUALIFIED RETIREMENT PLANS         |     1-800-992-3863


                                    PROSPECTUS

                                   MAY 1, 2000




 ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
               ALGER AMERICAN GROWTH PORTFOLIO
      ALGER AMERICAN INCOME & GROWTH PORTFOLIO










As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                    THE ALGER
                                                AMERICAN FUND

                ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                              ALGER AMERICAN GROWTH PORTFOLIO
                     ALGER AMERICAN INCOME & GROWTH PORTFOLIO





                                                   PROSPECTUS

                                                  MAY 1, 2000



      TABLE OF CONTENTS
----------------------------------------------------------------------------

3 ............. Risk/Return Summary: Investments, Risks & Performance
       3 ...... Investments

                Alger American Small
                   Capitalization Portfolio ............................. 3
                Alger American Growth Portfolio ......................... 3
                Alger American Income &
                   Growth Portfolio ..................................... 3

       3 ...... Principal Risks

                Alger American Small
                   Capitalization Portfolio ............................. 4
                Alger American Growth Portfolio ......................... 4
                Alger American Income &
                   Growth Portfolio ..................................... 4

       4 ...... Performance

                Alger American Small

                   Capitalization Portfolio ............................. 4
                Alger American Growth Portfolio ......................... 4
                Alger American Income &
                   Growth Portfolio ..................................... 5

5 ............. Fees and Expenses
6 ............. Management & Organization
6 ............. Shareholder Information

                Distributor ............................................. 6
                Transfer Agent .......................................... 6


8 ............. Financial Highlights

Back Cover:     How to obtain more information

                      [This page intentionally left blank.]

[Graphic Omitted]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND

The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

[] High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

[] Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The company's market capitalization will dictate in which portfolio(s) it will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

The Alger American Small Capitalization Portfolio seeks long-term capital appreciation.

APPROACH

It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell(R) 2000 Growth Index or the S&P(R) SmallCap 600 Index.

ALGER AMERICAN GROWTH PORTFOLIO

GOAL

The Alger American Growth Portfolio seeks long-term capital appreciation.


APPROACH

It  focuses on growing  companies  that  generally  have  broad  product  lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.


ALGER AMERICAN INCOME &GROWTH PORTFOLIO

GOAL

The Alger American Income &Growth Portfolio primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation.

APPROACH

The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.

[Graphic Omitted]

PRINCIPAL RISKS

RISKS APPLICABLE TO ALL PORTFOLIOS


As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Furthermore, the returns of a fund concentrating on "growth" stocks tend to vary more widely over time than those of funds that focus on "value" stocks; prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

There may be additional risks applicable to a specific portfolio because of its investment approach.

RISKS APPLICABLE TO ALGER AMERICAN
SMALL CAPITALIZATION PORTFOLIO

An additional risk of investing in the portfolio is:

[] the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN
GROWTH PORTFOLIO


The portfolio's primary risks are those summarized above in "Risks Applicable to All Portfolios."


RISKS APPLICABLE TO ALGER AMERICAN
INCOME &GROWTH PORTFOLIO

An additional risk of investing in the portfolio is:

[] the possibility that companies may cut or fail to declare dividends due to market downturns or other reasons


[Graphic Omitted]

PERFORMANCE

The following bar charts show the changes in each portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables compare a portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.

[] S&P 500 Index(R): An index of large company common stocks considered to be representative of the U.S. stock market in general.

[] Russell 2000 Growth Index(R): An index of common stocks designed to track performance of small capitalization companies.


 ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Annual Total Return as of December 31 each year (%)


8.71   57.54   3.55   13.28    -4.38    44.31   4.18   11.39   15.53   43.42

  90    91      92      93       94       95     96      97      98      99

Best Quarter:          31.06%       Q4     1999
Worst Quarter:        -20.72%       Q3     1990

   Average Annual Total Return as of December 31, 1999
                                                       Since
                                                     Inception
                       1 Year     5 Years  10 Years  (9/21/88)
                       ------     -------  --------  ---------
American Small
  Capitalization       43.42%     22.64%    18.22%    20.86%
Russell 2000 Growth
  Index(R)             43.10%     18.99%    13.51%    13.73%


ALGER AMERICAN GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)



4.14    40.39   12.38   22.47   1.45   36.37   13.35   25.75   48.07   33.74

 90       91      92     93      94      95      96      97      98      99


Best Quarter:           25.93%      Q4       1998
Worst Quarter:         -16.21%      Q3       1990


Average Annual Total Return as of December 31, 1999

                                                        Since
                                                      Inception
                       1 Year    5 Years   10 Years   (1/9/89)
--------------------------------------------------------------------------------
American Growth        33.74%    30.94%     22.89%     23.05%
S&P 500 Index(R)       21.04%    28.56%     18.21%     19.22%

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)


0.28    23.51   8.64   10.34   -8.28   35.13    19.68   36.29   32.39   42.45

 90      91      92      93      94      95       96      97      98      99

Best Quarter:         35.96%   Q4         1999
Worst Quarter:       -13.94%   Q3         1990

Average Annual Total Return as of December 31, 1999
                                                       Since
                                                     Inception
                        1 Year  5 Years  10 Years    (11/15/88)
--------------------------------------------------------------------------------
American
  Income & Growth       42.45%   32.97%   18.93%      17.71%
S&P 500 Index(R)        21.04%   28.56%   18.21%      19.23%


[Graphic Omitted]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolios.



                                             ANNUAL FUND OPERATING
                                             EXPENSES
                                             (expenses that are deducted
                                             from Fund assets)
                          SHAREHOLDER FEES                                                 TOTAL ANNUAL
                        (fees paid directly      Management    Distribution    Other       FUND OPERATING
                        from your investment)       Fees            Fees      Expenses        EXPENSES
==========================================================================================================
ALGER AMERICAN SMALL            None               .85%            None        .05%            .90%
CAPITALIZATION
PORTFOLIO
------------------------------------------------------------------------------------------------------------
ALGER AMERICAN                  None               .75%            None        .04%            .79%
GROWTH
PORTFOLIO
------------------------------------------------------------------------------------------------------------
ALGER AMERICAN                  None               .625%           None        .075%            .70%
INCOME & GROWTH
PORTFOLIO



EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year    3 Years   5 Years    10 Years
--------------------------------------------------------------------------------
  ALGER AMERICAN SMALL   $92       $287      $498       $1,108
  CAPITALIZATION
  PORTFOLIO
--------------------------------------------------------------------------------
  ALGER AMERICAN         $81       $252      $439         $978
  GROWTH
  PORTFOLIO
--------------------------------------------------------------------------------
  ALGER AMERICAN         $72       $224      $390         $871
  INCOME &GROWTH
  PORTFOLIO


The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.

ADDITIONAL INFORMATION ABOUT
THE FUND'S INVESTMENTS

Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[Graphic Omitted]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.

One World Trade Center

Suite 9333
New York, NY 10048


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/99) $10.69 billion in mutual fund assets as well as $6.75 billion in other assets. The Manager is responsible for managing each portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolios. The Fund has had the same manager since inception and, for the most recent fiscal year, the portfolios paid the Manager fees at these annual rates based on a percentage of daily net assets: Small Capitalization Portfolio--.85%; Growth Portfolio--.75%; Income & Growth Portfolio--.625%.


PORTFOLIO MANAGERS

David Alger, Seilai Khoo and Ron Tartaro are the individuals responsible for the day-to-day management of the portfolios' investments. Mr. Alger, a manager of all of the portfolios since their inception, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Khoo, a co-manager of the Small Capitalization Portfolio, has been employed by the Manager since 1989, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995. Mr. Tartaro, a co-manager of the Growth and Income & Growth Portfolios, has been employed by the Manager since 1990, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995.



[Graphic Omitted

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302


NET ASSET VALUE


The price of one share is its "net asset value," or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.


The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income.


Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code.

Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 59-1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.


Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.


                                     NAV (NET ASSET VALUE) IS COMPUTED BY ADDING
                               TOGETHER THE VALUE OF THE PORTFOLIO'S INVESTMENTS
                            PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILI-
                              TIES AND THEN DIVIDING THE RESULT BY THE NUMBER OF
                                                         ITS OUTSTANDING SHARES.


PURCHASING AND REDEEMING FUND SHARES

The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.


The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[Graphic Omitted]

FINANCIAL HIGHLIGHTS



The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial highlights have been audited by Arthur Andersen LLP, the Fund's independent public accountants. Arthur Andersen LLP's report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.



Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

For a share outstanding throughout the year


                                                                              Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------------
                                                    1999             1998             1997              1996             1995
                                                    -----            -----            -----             -----            -----
Net asset value, beginning of year              $     43.97       $    43.75         $  40.91       $    39.41         $  27.31
                                                -----------       ----------         --------       ----------         --------
Net investment income (loss)                      (0.12)(i)            (0.02)           (0.05)(i)        (0.04)(i)        (0.09)
Net realized and unrealized gain (loss)
 on investments                                       16.98             6.30             4.45             1.70            12.19
                                                -----------       ----------         --------       ----------         --------
Total from investment operations                      16.86             6.28             4.40             1.66            12.10
                                                -----------       ----------         --------       ----------         --------
Dividends from net investment income                     --               --               --               --              --
Distributions from net realized gains                 (5.68)           (6.06)           (1.56)           (0.16)              --
                                                -----------       ----------         --------       ----------         --------
Total distributions                                   (5.68)           (6.06)           (1.56)           (0.16)              --
                                                -----------       ----------         --------       ----------         --------
Net asset value, end of year                    $     55.15       $    43.97         $  43.75       $    40.91         $  39.41
                                                ===========       ==========         ========       ==========         ========
Total Return                                         43.42%           15.53%           11.39%            4.18%           44.31%
                                                ===========       ==========         ========       ==========         ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)        $   674,864       $1,216,584         $997,586       $1,469,518         $984,212
                                                ===========       ==========         ========       ==========         ========
 Ratio of expenses to average net assets              0.90%            0.89%            0.89%            0.88%            0.92%
                                                ===========       ==========         ========       ==========         ========
 Ratio of net investment income (loss)
  to average net assets                              (0.28%)          (0.20%)          (0.12%)          (0.09%)         (0.48%)
                                                ===========       ==========         ========       ==========         ========
 Portfolio Turnover Rate                            182.25%          142.90%          104.43%          110.04%           80.66%
                                                ===========       ==========         ========       ==========         ========

                                                                                   Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------------
                                                    1994             1993             1992              1991             1990
                                                    -----            -----            -----             -----            -----
Net asset value, beginning of year                 $  30.88         $  27.26         $  26.79         $  17.02         $  15.79
                                                   --------         --------         --------         --------         --------
Net investment income (loss)                          (0.03)(i)        (0.05)           (0.06)           (0.03)            0.02
Net realized and unrealized gain (loss)
 on investments                                       (1.45)            3.67             0.91             9.82             1.35
                                                   --------         --------         --------         --------         --------
Total from investment operations                      (1.48)            3.62             0.85             9.79             1.37
                                                   --------         --------         --------         --------         --------

Dividends from net investment income                     --               --               --            (0.02)           (0.01)
Distributions from net realized gains                 (2.09)              --            (0.38)              --            (0.13)
                                                   --------         --------         --------         --------         --------
Total distributions                                   (2.09)              --            (0.38)           (0.02)           (0.14)
                                                   --------         --------         --------         --------         --------
Net asset value, end of year                       $  27.31         $  30.88         $  27.26         $  26.79          $ 17.02
                                                   ========         ========         ========         ========         ========
Total Return                                         (4.38%)          13.28%            3.55%           57.54%            8.71%
                                                   ========         ========         ========         ========         ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)           $397,037         $238,850         $135,718         $ 56,798          $ 7,149
                                                   ========         ========         ========         ========         ========
 Ratio of expenses to average net assets              0.96%            1.03%            0.98%            1.06%            1.50%(ii)
                                                   ========         ========         ========         ========         ========
 Ratio of net investment income (loss)
  to average net assets                             (0.10%)           (0.35%)          (0.37%)          (0.12%)           0.50%
                                                   ========         ========         ========         ========         ========
 Portfolio Turnover Rate                            117.61%          148.07%          108.06%          125.90%          132.46%
                                                   ========         ========         ========         ========         ========


  (i) Amount was computed based on average shares outstanding during the year.

 (ii) Ratio has been reduced by 0.33% for the year ended December 31, 1990, due to expense reimbursements.

ALGER AMERICAN GROWTH PORTFOLIO

For a share outstanding throughout the year


                                                                              Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997              1996             1995
                                                    -----            -----            -----             -----            -----
Net asset value, beginning of year               $    53.22       $    42.76       $    34.33         $  31.16         $  23.13
                                                 ----------       ----------       ----------         --------         --------
Net investment income (loss)                          (0.03)            0.09             0.13             0.12             0.02
Net realized and unrealized gain (loss)
 on investments                                       16.66            18.32             8.66             4.00             8.33
                                                 ----------       ----------       ----------         --------         --------
Total from investment operations                      16.63            18.41             8.79             4.12             8.35
                                                 ----------       ----------       ----------         --------         --------
Dividends from net investment income                  (0.08)           (0.13)           (0.13)           (0.02)           (0.07)
Distributions from net realized gains                 (5.39)           (7.82)           (0.23)           (0.93)           (0.25)
                                                 ----------       ----------       ----------         --------         --------
Total Distributions                                   (5.47)           (7.95)           (0.36)           (0.95)           (0.32)
                                                 ----------       ----------       ----------         --------         --------
Net asset value, end of year                     $    64.38       $    53.22       $    42.76         $  34.33         $  31.16
                                                 ==========       ==========       ==========         ========         ========
Total Return                                         33.74%           48.07%           25.75%           13.35%           36.37%
                                                 ==========       ==========       ==========         ========         ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)         $3,387,526       $1,905,719       $1,072,529         $991,028         $502,974
                                                 ==========       ==========       ==========         ========         ========
 Ratio of expenses to average net assets              0.79%            0.79%            0.79%            0.79%            0.85%
                                                 ==========       ==========       ==========         ========         ========
 Ratio of net investment income (loss)
  to average net assets                              (0.03%)           0.25%            0.27%            0.50%            0.18%
                                                 ==========       ==========       ==========         ========         ========
 Portfolio Turnover Rate                            135.13%          127.38%          129.50%           82.86%          118.33%
                                                 ==========       ==========       ==========         ========         ========

                                                                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                    1994             1993             1992              1991             1990
                                                    -----            -----            -----             -----           -------
Net asset value, beginning of year                 $  24.67         $  20.17         $  18.00         $  12.86         $  12.41
                                                   --------         --------         --------         --------         --------
Net investment income (loss)                           0.07             0.03             0.03             0.08(i)          0.07
Net realized and unrealized gain (loss)
 on investments                                        0.15             4.50             2.19             5.11             0.44
                                                   --------         --------         --------         --------         --------
Total from investment operations                       0.22             4.53             2.22             5.19             0.51
                                                   --------         --------         --------         --------         --------
Dividends from net investment income                  (0.03)           (0.03)           (0.03)           (0.05)           (0.06)
Distributions from net realized gains                 (1.73)              --            (0.02)              --               --
                                                   --------         --------         --------         --------         --------
Total Distributions                                   (1.76)           (0.03)           (0.05)           (0.05)           (0.06)
                                                   --------         --------         --------         --------         --------
Net asset value, end of year                       $  23.13         $  24.67         $  20.17         $  18.00         $  12.86
                                                   ========         ========         ========         ========         ========
Total Return                                          1.45%           22.47%           12.38%           40.39%            4.14%
                                                   ========         ========         ========         ========         ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)           $150,390         $ 74,878         $ 30,316         $ 10,094         $  1,228
                                                   ========         ========         ========         ========         ========
 Ratio of expenses to average net assets              0.86%            0.97%            0.99%            1.29%            1.50%(ii)
                                                   ========         ========         ========         ========         ========
 Ratio of net investment income (loss)
  to average net assets                               0.48%            0.25%            0.33%            0.52%            1.69%
                                                   ========         ========         ========         ========         ========
 Portfolio Turnover Rate                            111.76%          112.64%           63.91%           58.95%           86.77%
                                                   ========         ========         ========         ========         ========

  (i) Amount was computed based on average shares outstanding during the year.
 (ii) Ratio has been reduced by 2.31% for the year ended December 31, 1990, due to expense reimbursements.

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

For a share outstanding throughout the year


                                                                              Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------------
                                                    1999             1998             1997              1996             1995
                                                    -----            -----            -----             -----            -----
Net asset value, beginning of year                 $ 13.12          $  10.99         $   8.42         $  17.79         $  13.30
                                                   --------         --------         --------         --------         --------
Net investment income                                  0.00             0.03             0.03             0.09(i)          0.11(i)
Net realized and unrealized gain  (loss)
 on investments                                        5.26             3.30             2.94             1.87             4.54
                                                   --------         --------         --------         --------         --------
Total from investment operations                       5.26             3.33             2.97             1.96             4.65
                                                   --------         --------         --------         --------         --------
Dividends from net investment income                  (0.03)           (0.04)           (0.04)           (0.33)           (0.16)
Distributions from net realized gains                 (0.77)           (1.16)           (0.36)          (11.00)              --
                                                   --------         --------         --------         --------         --------
Total Distributions                                   (0.80)           (1.20)           (0.40)          (11.33)           (0.16)
                                                   --------         --------         --------         --------         --------
Net asset value, end of year                       $  17.58         $  13.12         $  10.99         $   8.42         $  17.79
                                                   ========         ========         ========         ========         ========
Total Return                                         42.45%           32.39%           36.29%           19.68%           35.13%
                                                   ========         ========         ========         ========         ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)           $ 91,250         $ 77,926         $ 47,399         $ 20,910         $  8,639
                                                   ========         ========         ========         ========         ========
 Ratio of expenses to average net assets              0.70%            0.70%            0.74%            0.81%            0.75%
                                                   ========         ========         ========         ========         ========
 Decrease reflected in above expense
  ratios due to expense reimbursements                   --               --               --               --               --
                                                   ========         ========         ========         ========         ========
 Ratio of net investment income to
  average net assets                                  0.03%            0.31%            0.56%            0.94%            0.61%
                                                   ========         ========         ========         ========         ========
 Portfolio Turnover Rate                            193.23%          131.67%          150.09%          121.60%          164.05%
                                                   ========         ========         ========         ========         ========

                                                                             Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------------
                                                    1994             1993             1992              1991             1990
                                                    -----            -----            -----             -----            -----
Net asset value, beginning of year                 $  15.31         $  13.93         $  13.08         $  10.67         $  10.74
                                                   --------         --------         --------         --------         --------
Net investment income                                  0.17             0.07             0.08             0.09             0.11
Net realized and unrealized gain (loss)
 on investments                                       (1.47)            1.37             1.02             2.41            (0.08)
                                                   --------         --------         --------         --------         --------
Total from investment operations                      (1.30)            1.44             1.10             2.50             0.03
                                                   --------         --------         --------         --------         --------
Dividends from net investment income                  (0.15)           (0.06)           (0.12)           (0.09)           (0.10)
Distributions from net realized gains                 (0.56)              --            (0.13)              --               --
                                                   --------         --------         --------         --------         --------
Total Distributions                                   (0.71)           (0.06)           (0.25)           (0.09)           (0.10)
                                                   --------         --------         --------         --------         --------
Net asset value, end of year                       $  13.30         $  15.31         $  13.93         $  13.08         $  10.67
                                                   ========         ========         ========         ========         ========
Total Return                                         (8.28%)          10.34%            8.64%           23.51%            0.28%
                                                   ========         ========         ========         ========         ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)           $ 29,135         $ 31,895         $  8,671         $  2,663         $    436
                                                   ========         ========         ========         ========         ========
 Ratio of expenses to average net assets              0.75%            0.97%            1.25%            1.25%            1.25%
                                                   ========         ========         ========         ========         ========
 Decrease reflected in above expense
  ratios due to expense reimbursements                   --               --            0.01%            0.66%            5.41%
                                                   ========         ========         ========         ========         ========
 Ratio of net investment income to
  average net assets                                  1.22%            1.51%            1.62%            2.54%            3.61%
                                                   ========         ========         ========         ========         ========
 Portfolio Turnover Rate                            177.97%          105.80%          100.62%           61.11%           56.90%
                                                   ========         ========         ========         ========         ========

  (i) Amount was computed based on average shares outstanding during the year.

FOR FUND INFORMATION:

By telephone:  1-800-992-3863


By mail:       The Alger American Fund

               One World Trade Center

               Suite 9333
               New York, NY 10048


STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS


Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, D.C. Copies can also be obtained, for a duplicating fee by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling 1-202-942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.
















DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED

THE ALGER AMERICAN FUND
SEC File #811-5550

                                      THE ALGER    |
                                   AMERICAN FUND   |
                                                   |
              A POOLED FUNDING VEHICLE FOR:        |
              o VARIABLE ANNUITY CONTRACTS         |     ONE WORLD TRADE CENTER
              o VARIABLE LIFE INSURANCE POLICIES   |     SUITE 9333
              o QUALIFIED PENSION PLANS            |     NEW YORK, NY 10048
              o QUALIFIED RETIREMENT PLANS         |     1-800-992-3863


                                   PROSPECTUS

                                   MAY 1, 2000


 ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO









As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency.

    THE ALGER
AMERICAN FUND


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO


                                   PROSPECTUS

                                  MAY 1, 2000


      TABLE OF CONTENTS
----------------------------------------------------------------------

2 ............  Risk/Return Summary: Investments,
                Risks & Performance

3 ............  Fees and Expenses

4 ............  Management & Organization

4 ............  Shareholder Information

                Distributor                              4
                Transfer Agent                           4
                Purchasing and Redeeming Fund Shares     5

6 ............  Financial Highlights

Back Cover:     How to obtain more information

[Graphic Omitted]

THE ALGER AMERICAN FUND--
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENT GOAL AND APPROACH

THE ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

It invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. The portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

[] High Unit  Volume Growth

   Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

[] Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.


It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index(R) or the S&P SmallCap 600 Index(R). The market capitalization of a company is its price per share multiplied by its number of outstanding shares.


[Graphic Omitted]

PRINCIPAL RISKS


As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Furthermore, the returns of a fund concentrating on "growth" stocks tend to vary more widely over time than those of funds that focus on "value" stocks; prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolio's investment style and objective, an investment in it may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.


In addition, there is the possibility of greater risk because the portfolio invests in smaller, less seasoned companies rather than larger, more established companies. Increased risk may result from such factors as inexperienced management and limited financial resources.

The portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

[Graphic Omitted]

PERFORMANCE

The following bar chart shows the changes in the portfolio's performance from year to year and gives you some indication of the risks of investing in the portfolio. It assumes reinvestment of dividends and distributions. The Average Annual Total Return Table beneath it compares the portfolio's performance over several periods with that of a broad measure of market performance. The annual returns assume reinvestment of dividends and distributions. Remember that the portfolio's performance in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

[] Russell 2000 Growth Index(R): An index of common stocks designed to track performance of small capitalization companies. The index is unmanaged and no expenses or fees are reflected in the returns for the index. The returns for the index assume reinvestment of dividends of the underlying securities that make up the index.



ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Annual Total Return as of December 31 each year (%)

[Table below represents bar chart in its printed piece]



8.71   57.54    3.55    13.28    -4.38    44.31    4.18   11.39    15.53   43.42

  90    91       92      93        94      95        96     97       98      99

Best Quarter:          31.06%       Q4     1999
Worst Quarter:        -20.72%       Q3     1990

Average Annual Total Return as of December 31, 1999

                                                       Since
                                                     Inception
                       1 Year     5 Years  10 Years  (9/21/88)
--------------------------------------------------------------
American Small
  Capitalization       43.42%     22.64%    18.22%    20.86%
Russell 2000 Growth
  Index(R)             43.10%     18.99%    13.51%    13.73%

[Graphic Omitted]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the portfolio. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolio. Example


                                             ANNUAL FUND OPERATING
                                             EXPENSES
                                             (expenses that are deducted
                                             from Fund assets)
                          SHAREHOLDER FEES                                                 TOTAL ANNUAL
                        (fees paid directly      Management    Distribution    Other       FUND OPERATING
                        from your investment)       Fees            Fees        Fees          EXPENSES
==========================================================================================================
ALGER AMERICAN SMALL             None              .85%            None        .05%            .90%
CAPITALIZATION
PORTFOLIO


EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                            1 Year     3 Years   5 Years   10 Years
--------------------------------------------------------------------------------
  ALGER AMERICAN SMALL       $92       $287       $498     $1,108
  CAPITALIZATION
  PORTFOLIO


The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENTS

The portfolio may invest up to 100% of its assets in cash, high grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[Graphic Omitted]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.

One World Trade Center

Suite 9333
New York, NY 10048


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/99) $10.69 billion in mutual fund assets as well as $6.75 billion in other assets. The Manager is responsible for managing the portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolio. The portfolio has had the same manager since inception and, for the most recent fiscal year, the portfolio paid the Manager a fee at the annual rate based on a percentage of average daily net assets of .85%.


PORTFOLIO MANAGERS

David Alger and Seilai Khoo are the individuals responsible for the day-to-day management of the portfolio's investments. Mr. Alger, a manager of the portfolio since its inception, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Khoo has been employed by the Manager since 1989, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995.



[Graphic Omitted]

SHAREHOLDER INFORMATION

DISTRIBUTOR
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT
Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302


NET ASSET VALUE

The price of one share is its "net asset value," or NAV. The NAV for the portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of the portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolio are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolio annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income.


Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code.

Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 59-1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.


Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

                                     NAV (NET ASSET VALUE) IS COMPUTED BY ADDING
                               TOGETHER THE VALUE OF THE PORTFOLIO'S INVESTMENTS
                            PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILI-
                              TIES AND THEN DIVIDING THE RESULT BY THE NUMBER OF
                                                         ITS OUTSTANDING SHARES.

PURCHASING AND REDEEMING FUND SHARES

The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in the portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[Graphic Omitted]

FINANCIAL HIGHLIGHTS



The financial highlights table is intended to help you understand the portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). The financial highlights have been audited by Arthur Andersen LLP, the Fund's independent public accountants. Arthur Andersen LLP's report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

For a share outstanding throughout the year


                                                                              Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------
                                                    1999             1998             1997              1996             1995
                                                    ----             ----             ----              ----             ----
Net asset value, beginning of year                 $  43.97       $    43.75         $  40.91       $    39.41         $  27.31
                                                   --------       ----------         --------       ----------         --------
Net investment income (loss)                          (0.12)(i)        (0.02)           (0.05)(i)        (0.04)(i)        (0.09)
Net realized and unrealized gain (loss)
 on investments                                       16.98             6.30             4.45             1.70            12.19
                                                   --------       ----------         --------       ----------         --------
Total from investment operations                      16.86             6.28             4.40             1.66            12.10
                                                   --------       ----------         --------       ----------         --------
Dividends from net investment income                     --               --               --               --               --
Distributions from net realized gains                 (5.68)           (6.06)           (1.56)           (0.16)              --
                                                   --------       ----------         --------       ----------         --------
Total distributions                                   (5.68)           (6.06)           (1.56)           (0.16)              --
                                                   --------       ----------         --------       ----------         --------
Net asset value, end of year                       $  55.15       $    43.97         $  43.75       $    40.91         $  39.41
                                                   ========       ==========         ========       ==========         ========
Total Return                                         43.42%           15.53%           11.39%            4.18%           44.31%
                                                   ========       ==========         ========       ==========         ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)           $674,864       $1,216,584         $997,586       $1,469,518         $984,212
                                                   ========       ==========         ========       ==========         ========
 Ratio of expenses to average net assets              0.90%            0.89%            0.89%            0.88%            0.92%
                                                   ========       ==========         ========       ==========         ========
 Ratio of net investment income (loss)
  to average net assets                              (0.28%)          (0.20%)          (0.12%)          (0.09%)          (0.48%)
                                                   ========       ==========         ========       ==========         ========
 Portfolio Turnover Rate                            182.25%          142.90%          104.43%          110.04%           80.66%
                                                   ========       ==========         ========       ==========         ========

                                                                             Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------------
                                                     1994             1993             1992              1991             1990
                                                     ----             ----             ----              ----            -----
Net asset value, beginning of year                 $  30.88         $  27.26         $  26.79         $  17.02         $  15.79
                                                   --------         --------         --------         --------         --------
Net investment income (loss)                          (0.03)(i)        (0.05)           (0.06)           (0.03)            0.02
Net realized and unrealized gain (loss)
 on investments                                       (1.45)            3.67             0.91             9.82             1.35
                                                   --------         --------         --------         --------         --------
Total from investment operations                      (1.48)            3.62             0.85             9.79             1.37
                                                   --------         --------       ----------         --------         --------
Dividends from net investment income                     --               --               --            (0.02)           (0.01)
Distributions from net realized gains                 (2.09)              --            (0.38)              --            (0.13)
                                                   --------         --------         --------         --------         --------
Total distributions                                   (2.09)              --            (0.38)           (0.02)           (0.14)
                                                   --------         --------         --------         --------         --------
Net asset value, end of year                         $27.31         $  30.88         $  27.26         $  26.79         $  17.02
                                                   ========         ========         ========         ========         ========
Total Return                                         (4.38%)          13.28%            3.55%           57.54%            8.71%
                                                   ========         ========         ========         ========         ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)           $397,037         $238,850         $135,718         $ 56,798         $  7,149
                                                   ========         ========         ========         ========         ========
 Ratio of expenses to average net assets              0.96%            1.03%            0.98%            1.06%            1.50%(ii)
                                                   ========         ========         ========         ========         ========
 Ratio of net investment income (loss)
  to average net assets                              (0.10%)          (0.35%)          (0.37%)          (0.12%)           0.50%
                                                   ========         ========         ========         ========         ========
 Portfolio Turnover Rate                            117.61%          148.07%          108.06%          125.90%          132.46%
                                                   ========         ========         ========         ========         ========

  (i) Amount was computed based on average shares outstanding during the year.
 (ii) Ratio has been reduced by 0.33% for the year ended December 31, 1990, due to expense reimbursements.

FOR FUND INFORMATION:

By telephone:   1-800-992-3863

By mail:        The Alger American Fund

                One World Trade Center

                Suite 9333
                New York, NY 10048


STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS


Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, D.C. Copies can also be obtained, for a duplicating fee by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling 1-202-942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.


DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED





















THE ALGER AMERICAN FUND

SEC FILE #811-5550

                                      THE ALGER     |     ONE WORLD TRADE CENTER
                                  AMERICAN FUND     |     SUITE 9333
                                                    |     NEW YORK, NY 10048
               A POOLED FUNDING VEHICLE FOR:        |     1-800-992-3863
                                                    |
           o  VARIABLE ANNUITY CONTRACTS            |
                                                    |
           o  VARIABLE LIFE INSURANCE POLICIES      |
                                                    |
           o  QUALIFIED PENSION PLANS               |
                                                    |
           o  QUALIFIED RETIREMENT PLANS            |



                                     PROSPECTUS

                                    MAY 1, 2000



                ALGER AMERICAN GROWTH PORTFOLIO




As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                               THE ALGER
                           AMERICAN FUND





         ALGER AMERICAN GROWTH PORTFOLIO



                              PROSPECTUS

                             MAY 1, 2000


TABLE OF CONTENTS
--------------------------------------------------------------------------------

2 ........... Risk/Return Summary: Investments, Risks & Performance

3 ........... Fees and Expenses

4 ........... Management & Organization

4 ........... Shareholder Information

              Distributor ................................... 4
              Transfer Agent ................................ 4
              Net Asset Value ............................... 4
              Dividends and Distributions ................... 4
              Purchasing and Redeeming Fund Shares .......... 5

6 ........... Financial Highlights

Back Cover:   How to obtain more information

[GRAPHIC OMITTED]


RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

THE ALGER AMERICAN FUND--
ALGER AMERICAN GROWTH PORTFOLIO


INVESTMENT GOAL AND APPROACH

THE ALGER AMERICAN GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

It invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. The portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o  High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o  Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

It  focuses on growing  companies  that  generally  have  broad  product  lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater. The market capitalization of a company is its price per share multiplied by its number of shares outstanding.


[GRAPHIC OMITTED]

PRINCIPAL RISKS


As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Furthermore, the returns of a fund concentrating on "growth" stocks tend to vary more widely over time than those of funds that focus on "value" stocks; prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolio's investment style and objective, an investment in it may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.


The portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.


[GRAPHIC OMITTED]

PERFORMANCE

The following bar chart shows changes in the portfolio's performance from year to year and gives you some indication of the risks of investing in the portfolio.

The Average  Annual  Total  Return  Table  beneath it compares  the  portfolio's performance over several periods with that of a broad measure of market performance. The annual returns assume reinvestment of dividends and distributions. Remember that how the portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

o S&P 500(R) Index: An index of large company common stocks considered to be representative of the U.S. stock market in general. The index is unmanaged and no expenses or fees are reflected in the returns for the index. The returns for the index assume reinvestment of dividends of the underlying securities that make up the index.


ALGER AMERICAN GROWTH PORTFOLIO

[BAR CHART OMITTED]

================================================================================
Annual Total Return as of December 31 each year (%)



4.14   40.39    12.38   22.47    1.45   36.37   13.35    25.75    48.07    33.74
--------------------------------------------------------------------------------
  90    91       92      93       94      95      96       97       98       99


Best Quarter:       25.93%    Q4      1998
Worst Quarter:     -16.21%    Q3      1990


Average Annual Total Return as of December 31, 1999

                                                                         Since
                                                                       Inception
                                1 Year       5 Years     10 Years      (1/9/89)
--------------------------------------------------------------------------------
American Growth                  33.74%       30.94%       22.89%       23.05%
S&P 500 Index(R)                 21.04%       28.56%       18.21%       19.22%



[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the portfolio. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolio.

================================================================================
                                   ANNUAL FUND OPERATING
                                   EXPENSES
                                   (EXPENSES THAT ARE DEDUCTED
                  SHAREHOLDER      FROM FUND ASSETS)
                      FEES       -----------------------------------------------
                   (fees paid                                            TOTAL
                 directly from                                       ANNUAL FUND
                      your       MANAGEMENT  DISTRIBUTION   OTHER     OPERATING
                  investment)       FEES         FEES      EXPENSES    EXPENSES
--------------------------------------------------------------------------------
Alger American       None           .75%         None       .04%         .79%
Growth
Portfolio
================================================================================


EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
  Alger American              $81         $252        $439        $978
  Growth
  Portfolio


The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.


ADDITIONAL INFORMATION ABOUT
THE PORTFOLIO'S INVESTMENTS

The portfolio may invest up to 100% of its assets in cash, high grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER


Fred Alger Management, Inc.
One World Trade Center
Suite 9333
New York, NY 10048

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/99) $10.69 billion in mutual fund assets as well as $6.75 billion in other assets. The Manager is responsible for managing the portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolio. The portfolio has had the same manager since inception and, for the most recent fiscal year, the portfolio paid the Manager a fee at the annual rate based on a percentage of average daily net assets of .75%.



PORTFOLIO MANAGERS

David Alger and Ron Tartaro are the individuals responsible for the day-to-day management of the portfolio's investments. Mr. Alger, a manager of the portfolio since its inception, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Mr. Tartaro has been employed by the Manager since 1990, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995.



[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302


NET ASSET VALUE


The price of one share is its "net asset value," or NAV. The NAV for the portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays.


The Fund generally values the assets of the portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolio are valued on the basis of amortized cost.


DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolio annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income.


Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code.

Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 59-1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.


Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.


=======================================================
            NAV (NET ASSET VALUE) IS COMPUTED BY ADDING
      TOGETHER THE VALUE OF THE PORTFOLIO'S INVESTMENTS
PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILITIES
          AND THEN DIVIDING THE RESULT BY THE NUMBER OF
                                ITS OUTSTANDING SHARES.
=======================================================


PURCHASING AND REDEEMING FUND SHARES

The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in the portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.


The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS



The financial highlights table is intended to help you understand the portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). The financial highlights have been audited by Arthur Andersen LLP, the Fund's independent public accountants. Arthur Andersen LLP's report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.







==================================================================================================================================

ALGER AMERICAN GROWTH PORTFOLIO

For a share outstanding throughout the year
                                                                                Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------
                                                            1999             1998             1997           1996           1995
                                                        ----------       ----------       ----------       --------       --------
Net asset value, beginning of year                      $    53.22       $    42.76       $    34.33       $  31.16       $  23.13
                                                        ----------       ----------       ----------       --------       --------
Net investment income (loss)                                 (0.03)            0.09             0.13           0.12           0.02
Net realized and unrealized gain (loss)
 on investments                                              16.66            18.32             8.66           4.00           8.33
                                                        ----------       ----------       ----------       --------       --------
Total from investment operations                             16.63            18.41             8.79           4.12           8.35
                                                        ----------       ----------       ----------       --------       --------
Dividends from net investment income                         (0.08)           (0.13)           (0.13)         (0.02)         (0.07)
Distributions from net realized gains                        (5.39)           (7.82)           (0.23)         (0.93)         (0.25)
                                                        ----------       ----------       ----------       --------       --------
Total Distributions                                          (5.47)           (7.95)           (0.36)         (0.95)         (0.32)
                                                        ----------       ----------       ----------       --------       --------
Net asset value, end of year                            $    64.38       $    53.22       $    42.76       $  34.33       $  31.16
                                                        ==========       ==========       ==========       ========       ========
Total Return                                                 33.74%           48.07%           25.75%         13.35%         36.37%
                                                        ==========       ==========       ==========       ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)                $3,387,526       $1,905,719       $1,072,529       $991,028       $502,974
                                                        ==========       ==========       ==========       ========       ========
 Ratio of expenses to average net assets                      0.79%            0.79%            0.79%          0.79%          0.85%
                                                        ==========       ==========       ==========       ========       ========
 Ratio of net investment income (loss)
  to average net assets                                      (0.03%)           0.25%            0.27%          0.50%          0.18%
                                                        ==========       ==========       ==========       ========       ========
 Portfolio Turnover Rate                                    135.13%          127.38%          129.50%         82.86%        118.33%
                                                        ==========       ==========       ==========       ========       ========
==================================================================================================================================

==================================================================================================================================

                                                                 Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------
                                                        1994            1993           1992           1991             1990
                                                      --------        --------       --------       --------         --------
Net asset value, beginning of year                    $  24.67        $  20.17       $  18.00       $  12.86         $  12.41
                                                      --------        --------       --------       --------         --------
Net investment income (loss)                              0.07            0.03           0.03           0.08(i)          0.07
Net realized and unrealized gain (loss)
 on investments                                           0.15            4.50           2.19           5.11             0.44
                                                      --------        --------       --------       --------         --------
Total from investment operations                          0.22            4.53           2.22           5.19             0.51
                                                      --------        --------       --------       --------         --------
Dividends from net investment income                     (0.03)          (0.03)         (0.03)         (0.05)           (0.06)
Distributions from net realized gains                    (1.73)             --          (0.02)            --               --
                                                      --------        --------       --------       --------         --------
Total Distributions                                      (1.76)          (0.03)         (0.05)         (0.05)           (0.06)
                                                      --------        --------       --------       --------         --------
Net asset value, end of year                          $  23.13        $  24.67       $  20.17       $  18.00         $  12.86
                                                      ========        ========       ========       ========         ========
Total Return                                              1.45%          22.47%         12.38%         40.39%            4.14%
                                                      ========        ========       ========       ========         ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)               150,390        $ 74,878       $ 30,316       $ 10,094         $  1,228
                                                      ========        ========       ========       ========         ========
 Ratio of expenses to average net assets                  0.86%           0.97%          0.99%          1.29%            1.50%(ii)
                                                      ========        ========       ========       ========         ========
 Ratio of net investment income (loss)
  to average net assets                                   0.48%           0.25%          0.33%          0.52%            1.69%
                                                      ========        ========       ========       ========         ========
 Portfolio Turnover Rate                                111.76%         112.64%         63.91%         58.95%           86.77%
                                                      ========        ========       ========       ========         ========
==================================================================================================================================


(i)  Amount was computed based on average shares outstanding during the year.


(ii) Ratio has been reduced by 2.31% for the year ended December 31, 1990, due to expense reimbursements.

FOR FUND INFORMATION:

By telephone:   1-800-992-3863



By mail:        The Alger American Fund
                One World Trade Center
                Suite 9333
                New York, NY 10048



STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.


ANNUAL AND SEMI-ANNUAL REPORTS


Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, D.C. Copies can also be obtained, for a duplicating fee by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling 1-202-942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.



DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED




THE ALGER AMERICAN FUND
SEC FILE #811-5550

                                       The Alger    |     ONE WORLD TRADE CENTER
                                   American Fund    |     SUITE 9333
                                                    |     NEW YORK, NY 10048
                A POOLED FUNDING VEHICLE FOR:       |     1-800-992-3863
                                                    |
           o  VARIABLE ANNUITY CONTRACTS            |
                                                    |
           o  VARIABLE LIFE INSURANCE POLICIES      |
                                                    |
           o  QUALIFIED PENSION PLANS               |
                                                    |
           o  QUALIFIED RETIREMENT PLANS            |



                                      PROSPECTUS


                                     MAY 1, 2000





        ALGER AMERICAN INCOME & GROWTH PORTFOLIO




As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                       The Alger
                                   American Fund


                         ALGER AMERICAN INCOME &
                                GROWTH PORTFOLIO



                                      PROSPECTUS


                                     MAY 1, 2000



TABLE OF CONTENTS
--------------------------------------------------------------------------------

3 ........... Risk/Return Summary: Investments, Risks & Performance

4 ........... Fees and Expenses

4 ........... Management & Organization

5 ........... Shareholder Information


              Distributor ........................................ 5
              Transfer Agent ..................................... 5
              Purchasing and Redeeming Fund Shares ............... 5


6 ........... Financial Highlights

Back Cover:   How to obtain more information

                      [This page intentionally left blank]

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

THE ALGER AMERICAN FUND--
ALGER AMERICAN INCOME & GROWTH PORTFOLIO

INVESTMENT GOAL AND APPROACH

The Alger American Income & Growth Portfolio seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation.

It invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. The portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o  High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o  Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

   The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.


[GRAPHIC OMITTED]

PRINCIPAL RISKS


As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a portfolio investment may not grow as fast as the rate of inflation. Furthermore, the returns of a fund concentrating on "growth" stocks tend to vary more widely over time than those of funds that focus on "value" stocks; prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolio's investment styles and objectives, an investment in it may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.


In addition, there is the possibility that companies may cut or fail to declare dividends due to market downturns or other reasons.

The portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.


[GRAPHIC OMITTED]

PERFORMANCE

The following bar chart shows the changes in the portfolio's performance from year to year and gives you some indication of the risks of investing in the portfolio. It assumes reinvestment of dividends and distributions.

The Average  Annual  Total  Return  Table  beneath it compares  the  portfolio's performance over several periods with that of a broad measure of market performance. The performance reflects reinvestment of dividends and distributions. Remember that the portfolio's performance in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

S&P 500 Index(R): An index of large company common stocks considered to be representative of the U.S. stock market in general. The index is unmanaged and no expenses or fees are reflected in the returns for the index. The returns for the index assume reinvestment of dividends of the underlying securities that make up the index.

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

================================================================================
Annual Total Return as of December 31 each year (%)


0.28   23.51   8.64   10.34   -8.28   35.13   19.68   36.29   32.39   42.45
--------------------------------------------------------------------------------
 90      91     92     93       94      95      96      97      98      99



Best Quarter:     35.96%   Q4       1999
Worst Quarter:    -13.94%  Q3       1990

Average Annual Total Return as of December 31, 1999


                                                                  Since
                                                                Inception
                         1 Year       5 Years      10 Years     (11/15/88)
--------------------------------------------------------------------------------


American
  Income & Growth        42.45%       32.97%        18.93%       17.71%
S&P 500 Index(R)         21.04%       28.56%        18.21%       19.23%

================================================================================


[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the portfolio. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolio.




================================================================================
                                 ANNUAL FUND OPERATING
                                 EXPENSES
                                 (expenses that are deducted
                                 from Fund assets)
                               -------------------------------------------------
                   Shareholder
                       Fees
                    (fees paid
                     directly                                            Total
                       from                                          Annual Fund
                       your     Management  Distribution    Other      Operating
                   investment)     Fees         Fees      Expenses     Expenses
--------------------------------------------------------------------------------

Alger American        None        .625%         None       .075%         .70%
Income & Growth
Portfolio
================================================================================



EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

================================================================================
                             1 Year      3 Years     5 Years      10 Years
--------------------------------------------------------------------------------
  Alger American              $72         $224         $390         $871
  Income &Growth
  Portfolio
================================================================================

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENTS

The portfolio may invest up to 100% of its assets in cash, high grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.
Other securities the portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).


[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER


Fred Alger Management, Inc.
One World Trade Center
Suite 9333
New York, NY 10048

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/99) $10.69 billion in mutual fund assets as well as $6.75 billion in other assets. The Manager is responsible for managing the portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolio. The portfolio has had the same manager since inception and, for the most recent fiscal year, the portfolio paid the Manager a fee at the annual rate based on a percentage of average daily net assets of .625%.


PORTFOLIO MANAGERS

David Alger and Ron Tartaro are the individuals responsible for the day-to-day management of the portfolio's investments. Mr. Alger, a manager of the portfolio since its inception, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Mr. Tartaro has been employed by the Manager since 1990, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995.


[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE


The price of one share is its "net asset value," or NAV. The NAV for the portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of the portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolio are valued on the basis of amortized cost.


DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolio annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income.


Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 59-1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.


Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.


=======================================================
            NAV (NET ASSET VALUE) IS COMPUTED BY ADDING
      TOGETHER THE VALUE OF THE PORTFOLIO'S INVESTMENTS
PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILITIES
          AND THEN DIVIDING THE RESULT BY THE NUMBER OF
                                ITS OUTSTANDING SHARES.
=======================================================


PURCHASING AND REDEEMING FUND SHARES

The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in the portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.


The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS



The financial highlights table is intended to help you understand the portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial highlights have been audited by Arthur Andersen LLP, the Fund's independent public accountants. Arthur Andersen LLP's report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.



===================================================================================================================================

Alger American Income & Growth Portfolio

For a share outstanding throughout the year

                                                                              Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------
                                                       1999            1998            1997            1996              1995
                                                     --------        --------        --------        --------          --------
Net asset value, beginning of year                   $  13.12        $  10.99        $   8.42        $  17.79          $  13.30
                                                     --------        --------        --------        --------          --------
Net investment income                                    0.00            0.03            0.03            0.09(i)           0.11(i)
Net realized and unrealized gain (loss)
 on investments                                          5.26            3.30            2.94            1.87              4.54
                                                     --------        --------        --------        --------          --------
Total from investment operations                         5.26            3.33            2.97            1.96              4.65
                                                     --------        --------        --------        --------          --------
Dividends from net investment income                    (0.03)          (0.04)          (0.04)          (0.33)            (0.16)
Distributions from net realized gains                   (0.77)          (1.16)          (0.36)         (11.00)               --
                                                     --------        --------        --------        --------          --------
Total Distributions                                     (0.80)          (1.20)          (0.40)         (11.33)            (0.16)
                                                     --------        --------        --------        --------          --------
Net asset value, end of year                         $  17.58        $  13.12        $  10.99        $   8.42          $  17.79
                                                     ========        ========        ========        ========          ========
Total Return                                            42.45%          32.39%          36.29%          19.68%            35.13%
                                                     ========        ========        ========        ========          ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)             $ 91,250        $ 77,926        $ 47,399        $ 20,910          $  8,639
                                                     ========        ========        ========        ========          ========
 Ratio of expenses to average net assets                 0.70%           0.70%           0.74%           0.81%             0.75%
                                                     ========        ========        ========        ========          ========
 Decrease reflected in above expense
  ratios due to expense reimbursements                     --              --              --              --                --
                                                     ========        ========        ========        ========          ========
 Ratio of net investment income to
  average net assets                                     0.03%           0.31%           0.56%           0.94%             0.61%
                                                     ========        ========        ========        ========          ========
 Portfolio Turnover Rate                               193.23%         131.67%         150.09%         121.60%           164.05%
                                                     ========        ========        ========        ========          ========
===================================================================================================================================

===================================================================================================================================

                                                                Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------------
                                                          1994             1993             1992            1991            1990
                                                        -------          -------          -------         -------         -------
Net asset value, beginning of year                      $ 15.31          $ 13.93          $ 13.08         $ 10.67         $ 10.74
                                                        -------          -------          -------         -------         -------
Net investment income                                      0.17             0.07             0.08            0.09            0.11
Net realized and unrealized gain (loss)
 on investments                                           (1.47)            1.37             1.02            2.41           (0.08)
                                                        -------          -------          -------         -------         -------
Total from investment operations                          (1.30)            1.44             1.10            2.50            0.03
                                                        -------          -------          -------         -------         -------
Dividends from net investment income                      (0.15)           (0.06)           (0.12)          (0.09)          (0.10)
Distributions from net realized gains                     (0.56)              --            (0.13)             --              --
                                                        -------          -------          -------         -------         -------
Total Distributions                                       (0.71)           (0.06)           (0.25)          (0.09)          (0.10)
                                                        -------          -------          -------         -------         -------
Net asset value, end of year                            $ 13.30          $ 15.31          $ 13.93         $ 13.08         $ 10.67
                                                        =======          =======          =======         =======         =======
Total Return                                              (8.28%)          10.34%            8.64%          23.51%           0.28%
                                                        =======          =======          =======         =======         =======
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)                $29,135          $31,895          $ 8,671         $ 2,663         $   436
                                                        =======          =======          =======         =======         =======
 Ratio of expenses to average net assets                   0.75%            0.97%            1.25%           1.25%           1.25%
                                                        =======          =======          =======         =======         =======
 Decrease reflected in above expense
  ratios due to expense reimbursements                       --               --             0.01%           0.66%           5.41%
                                                        =======          =======          =======         =======         =======
 Ratio of net investment income to
  average net assets                                       1.22%            1.51%            1.62%           2.54%           3.61%
                                                        =======          =======          =======         =======         =======
 Portfolio Turnover Rate                                 177.97%          105.80%          100.62%          61.11%          56.90%
                                                        =======          =======          =======         =======         =======
===================================================================================================================================

(i) Amount was computed based on average shares outstanding during the year.

FOR FUND INFORMATION:

By telephone:   1-800-992-3863



By mail:        The Alger American Fund
                One World Trade Center
                Suite 9333
                New York, NY 10048



STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.


ANNUAL AND SEMI-ANNUAL REPORTS


Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, D.C. Copies can also be obtained, for a duplicating fee by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling 1-202-942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.



DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED



THE ALGER AMERICAN FUND
SEC FILE #811-5550

                                THE ALGER      |
                            AMERICAN FUND      |
                                               |
          A POOLED FUNDING VEHICLE FOR:        |        ONE WORLD TRADE CENTER
                                               |        SUITE 9333
        o VARIABLE ANNUITY CONTRACTS           |        NEW YORK, NY 10048
                                               |        1-800-992-3863
        o VARIABLE LIFE INSURANCE POLICIES     |
                                               |
        o QUALIFIED PENSION PLANS              |
                                               |
        o QUALIFIED RETIREMENT PLANS           |



                             PROSPECTUS


                            MAY 1, 2000





 ALGER AMERICAN MIDCAP GROWTH PORTFOLIO




As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                             THE ALGER
                         AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO



                            PROSPECTUS


                           May 1, 2000



TABLE OF CONTENTS
--------------------------------------------------------------------------------


2 ........... Risk/Return Summary: Investments, Risks & Performance

3 ........... Fees and Expenses

4 ........... Management & Organization

4 ........... Shareholder Information

              Distributor ......................... 4
              Transfer Agent ...................... 4


6 ........... Financial Highlights


Back Cover:   How to obtain more information

THE ALGER AMERICAN FUND-
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE


INVESTMENT GOAL AND APPROACH

THE ALGER AMERICAN MIDCAP GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

It invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. The portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o  High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o  Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P(R) MidCap 400 Index. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

PRINCIPAL RISKS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Furthermore, the returns of a fund concentrating on "growth" stocks tend to vary more widely over time than those of funds that focus on "value" stocks; prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolio's investment style and objective, an investment in it may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

In addition,  there is the  possibility  of greater  risk because the  portfolio invests in medium-sized companies rather than larger, more established companies. Increased risk may result from such factors as inexperienced management and limited financial resources.

The portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

[GRAPHIC OMITTED]

PERFORMANCE

The following bar chart shows the changes in the portfolio's performance from year to year and gives you some indication of the risks of investing in the portfolio. It assumes reinvestment of dividends and distributions.

The Average  Annual  Total  Return  Table  beneath it compares  the  portfolio's performance over several periods with that of a broad measure of market performance. The annual returns assume reinvestment of dividends and distributions. Remember that the portfolio's performance in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

o S&P MidCap 400 Index(R): An index of common stocks designed to track performance of medium capitalization companies. The index is unmanaged and no expenses or fees are reflected in the returns for the index. The returns for the index assume reinvestment of dividends of the underlying securities that make up the index.

[BAR CHART OMITTED]

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
================================================================================
Annual Total Return as of December 31 each year (%)

 -1.54        44.45        11.90      15.01         30.30        31.85

  94           95           96          97           98           99

Best Quarter:     27.07%     Q4     1998
Worst Quarter:   -14.91%     Q3     1998


Average Annual Total Return as of December 31, 1999


                                                                         Since
                                                                       Inception
                                     1 Year            5 Years         (5/3/93)
--------------------------------------------------------------------------------


American MidCap Growth               31.85%            26.14%           24.72%
S&P Midcap 400 Index(R)              14.72%            23.05%           18.34%

================================================================================

[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the portfolio. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolio.

================================================================================
                                 ANNUAL FUND OPERATING
                                 EXPENSES
                                 (expenses that are deducted
                                 from Fund assets)

                               -------------------------------------------------
                   Shareholder
                       Fees
                    (fees paid
                     directly                                            Total
                       from                                          Annual Fund
                       your     Management  Distribution    Other      Operating
                   investment)     Fees         Fees      Expenses     Expenses
--------------------------------------------------------------------------------

Alger American        None         .80%         None        .05%        .85%
MidCap Growth
Portfolio

================================================================================

EXAMPLE


The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the portfolio operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



================================================================================

                            1 Year  3 Years  5 Years   10 Years
--------------------------------------------------------------------------------
  Alger American             $87     $271      $471     $1,049
  MidCap Growth
  Portfolio

================================================================================

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENTS

The portfolio may invest up to 100% of its assets in cash, high grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).


[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER


Fred Alger Management, Inc.
One World Trade Center
Suite 9333
New York, NY 10048

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/99) $10.69 billion in mutual fund assets as well as $6.75 billion in other assets. The Manager is responsible for managing the portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolio. The Fund has had the same manager since inception and, for the most recent fiscal year, the portfolio paid the Manager a fee at the annual rate based on a percentage of average daily net assets of .80%.



PORTFOLIO MANAGERS

David Alger and Ron Tartaro are the individuals responsible for the day-to-day management of the portfolio's investments. Mr. Alger, a manager of the portfolio since its inception, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Mr. Tartaro has been employed by the Manager since 1990, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995.


[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302


NET ASSET VALUE

The price of one share is its "net asset value," or NAV. The NAV for the portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of the portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolio are valued on the basis of amortized cost.


DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolio annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 59-1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.


Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.


=======================================================
            NAV (NET ASSET VALUE) IS COMPUTED BY ADDING
      TOGETHER THE VALUE OF THE PORTFOLIO'S INVESTMENTS
PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILITIES
      AND THEN DIVIDING THE RESULT BY THE NUMBER OF ITS
                                    OUTSTANDING SHARES.
=======================================================


PURCHASING AND REDEEMING FUND SHARES

The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in the portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.


The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[GRAPHIC OMITTED}

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial highlights have been audited by Arthur Andersen LLP, the Fund's independent public accountants. Arthur Andersen LLP's report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.




====================================================================================================================================
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

For a share outstanding throughout the period
                                                                                                                         From
                                                                                                                      May 3, 1993
                                                                                                                     (commencement
                                                                                                                   of operations) to
                                                                 Year Ended December 31,                             December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                              1999        1998          1997        1996        1995       1994         1993(i)
                                              ----        ----          ----        ----        ----       ----         -------
Net asset value, beginning of period        $  28.87    $  24.18      $  21.35    $  19.44    $  13.46    $ 13.72      $ 10.00
                                            --------    --------      --------    --------    --------    -------      -------
Net investment income (loss)                   (0.05)       0.00(ii)     (0.04)       0.03       (0.03)      0.00(ii)    (0.02)
Net realized and unrealized gain (loss)
 on investments                                 8.00        6.95          3.20        2.29        6.01      (0.21)        3.88
                                            --------    --------      --------    --------    --------    -------      -------
Total from investment operations                7.95        6.95          3.16        2.32        5.98      (0.21)        3.86
                                            --------    --------      --------    --------    --------    -------      -------
Dividends from net investment income              --          --         (0.01)         --          --         --           --
Distributions from net realized gains          (4.59)      (2.26)        (0.32)      (0.41)         --      (0.05)       (0.14)
                                            --------    --------      --------    --------    --------    -------      -------
Total Distributions                            (4.59)      (2.26)        (0.33)      (0.41)         --      (0.05)       (0.14)
                                            --------    --------      --------    --------    --------    -------      -------
Net asset value, end of period              $  32.23    $  28.87      $  24.18    $  21.35    $  19.44    $ 13.46      $ 13.72
                                            ========    ========      ========    ========    ========    =======      =======
Total Return                                   31.85%      30.30%        15.01%      11.90%      44.45%     (1.54%)      38.67%
                                            ========    ========      ========    ========    ========    =======      =======
Ratios and Supplemental Data:
 Net assets, end of period (000's omitted)  $931,397    $689,571      $444,967    $394,847    $185,349    $62,178      $21,301
                                            ========    ========      ========    ========    ========    =======      =======
 Ratio of expenses to average net assets        0.85%       0.84%         0.84%       0.84%       0.90%      0.97%        1.50%(iii)
                                            ========    ========      ========    ========    ========    =======      =======
 Ratio of net investment income (loss)
  to average net assets                        (0.21%)      0.00%        (0.15%)      0.08%      (0.25%)     0.03%       (0.58%)
                                            ========    ========      ========    ========    ========    =======      =======
 Portfolio Turnover Rate                      162.30%     152.21%       151.98%      90.97%     104.74%     83.96%       67.22%
                                            ========    ========      ========    ========    ========    =======      =======
==================================================================================================================================


  (i) Ratios have been annualized; total return has not been annualized.

 (ii) Amount was computed based on average shares outstanding during the year.

(iii) Amount has been reduced by 0.03% due to expense reimbursements.

FOR FUND INFORMATION:

By telephone:   1-800-992-3863



By mail:        The Alger American Fund
                One World Trade Center
                Suite 9333
                New York, NY 10048



STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.


ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.


Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, D.C. Copies can also be obtained, for a duplicating fee by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling 1-202-942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.



DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED


THE ALGER AMERICAN FUND
SEC FILE #811-5550

                                      THE ALGER    |
                                   AMERICAN FUND   |
                                                   |
              A POOLED FUNDING VEHICLE FOR:        |
              o VARIABLE ANNUITY CONTRACTS         |     ONE WORLD TRADE CENTER
              o VARIABLE LIFE INSURANCE POLICIES   |     SUITE 9333
              o QUALIFIED PENSION PLANS            |     NEW YORK, NY 10048
              o QUALIFIED RETIREMENT PLANS         |     1-800-992-3863


                                    PROSPECTUS

                                   MAY 1, 2000


      ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO












As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               THE ALGER
           AMERICAN FUND


ALGER AMERICAN LEVERAGED
        ALLCAP PORTFOLIO



PROSPECTUS


MAY 1, 2000




        TABLE OF CONTENTS
------------------------------------------------------------------------

   2 ............. Risk/Return Summary: Investments,
                   Risks & Performance

   3 ............. Fees and Expenses

   4 ............. Management & Organization

   4 ............. Shareholder Information

                   Distributor .........................................  4
                   Transfer Agent ......................................  4


   6 ............. Financial Highlights

   Back Cover: ... How to obtain more information

[Graphic Omitted]

THE ALGER AMERICAN FUND--
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

RISK/RETURN SUMMARY: INVESTMENTS,
RISKS & PERFORMANCE

INVESTMENT GOAL AND APPROACH

The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation.

It invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. The portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

[] High Unit  Volume Growth

   Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

[] Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential.

The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid for the money borrowed.

[Graphic Omitted]

PRINCIPAL RISKS


As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Furthermore, the returns of a fund concentrating on "growth" stocks tend to vary more widely over time than those of funds that focus on "value" stocks; prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolio's investment style and objective, an investment in it may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

There is the possibility of greater risk by investing in small- and medium-sized companies (in addition to large, more established companies) owing to such factors as inexperienced management and limited financial resources

In addition, there is the risk that the cost of borrowing money to leverage will exceed the returns for the security purchased or that the security purchased may actually go down in value; thus, the portfolio's net asset value can decrease more quickly than if the portfolio had not borrowed.


The portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

[Graphic omitted]

PERFORMANCE

The following bar chart shows the changes in the portfolio's performance from year to year and gives you some indication of the risks of investing in the portfolio. It assumes reinvestment of dividends and distributions.

The Average Annual Return Table beneath it compares the portfolio's performance over several periods with that of a broad measure of market performance. The performance reflects reinvestment of dividends and distributions. Remember that the portfolio's performance in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.


[] S&P 500 Index(R): An index of large company common stocks considered to be representative of the U.S. stock market in general. The index is unmanaged and no expenses or fees are reflected in the returns for the index. The returns for the index assume reinvestment of dividends of the underlying securities that make up the index.


      ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

Annual Total Return as of December 31 each year (%)


      12.04           19.68         57.83           78.06
       96              97             98             99

Best Quarter:          40.16%       Q4       1999
Worst Quarter:         -5.70%       Q4       1997


Average Annual Total Return as of December 31, 1999


                                                 Since
                                               Inception
                                  1 Year       (1/25/95)
--------------------------------------------------------------------------------

American Leveraged
  AllCap                          78.06%        46.44%
S&P 500 Index(R)                  21.04%        28.47%



[Graphic omitted]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the portfolio. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolio.



                                             ANNUAL FUND OPERATING
                                             EXPENSES
                                             (expenses that are deducted
                                             from Fund assets)
                          SHAREHOLDER FEES                                                 TOTAL ANNUAL
                        (fees paid directly      Management    Distribution    Other       FUND OPERATING
                        from your investment)       Fees            Fees      Expenses*      EXPENSES
==========================================================================================================
ALGER AMERICAN                  None               .85%            None        .08%           .93%
LEVERAGED ALLCAP
PORTFOLIO

*Included in Other Expenses is 0.01% of interest expense.


EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
  ALGER AMERICAN         $95       $296         $515        $1,143
  LEVERAGED ALLCAP
  PORTFOLIO


The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENTS

The portfolio may invest up to 100% of its assets in cash, high grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[Graphic omitted]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.

One World Trade Center

Suite 9333
New York, NY 10048


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/99) $10.69 billion in mutual fund assets as well as $6.75 billion in other assets. The Manager is responsible for managing the portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolio. The portfolio has had the same manager since inception and, for the most recent fiscal year, the portfolio paid the Manager a fee at the annual rate based on a percentage of average daily net assets of .85%.


PORTFOLIO MANAGERS

David Alger and Selai Khoo are the individuals responsible for the day-to-day management of the portfolio's investments. Mr. Alger, a manager of the portfolio since its inception, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Khoo has been employed by the Manager since 1989, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995.



[Graphic omitted]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE


The price of one share is its "net asset value," or NAV. The NAV for the portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.


The Fund generally values the assets of the portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolio are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolio annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income.


Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 59-1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.


Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.


                                     NAV (NET ASSET VALUE) IS COMPUTED BY ADDING
                               TOGETHER THE VALUE OF THE PORTFOLIO'S INVESTMENTS
                            PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILI-
                              TIES AND THEN DIVIDING THE RESULT BY THE NUMBER OF
                                                         ITS OUTSTANDING SHARED.



PURCHASING AND REDEEMING FUND SHARES

The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in the portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.


The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[Graphic Omitted]


FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial highlights have been audited by Arthur Andersen LLP, the Fund's independent public accountants. Arthur Andersen LLP's report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

For a share outstanding throughout the period


                                                                                                                         From
                                                                                                                   January 25, 1995
                                                                                                                    (commencement
                                                                                                                   of operations) to
                                                                                     Year Ended December 31,        December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                  1999          1998         1997          1996         1995(i)
                                                                  -----         -----        -----         -----        -------
Net asset value, beginning of period                          $    34.90     $   23.17     $   19.36     $   17.43     $  10.00
                                                              ----------     ---------     ---------     ---------     --------
Net investment income (loss)                                       (0.09)        (0.05)        (0.03)        (0.03)(ii)   (0.03)
Net realized and unrealized gain on investments                    25.93         12.99          3.84          2.14         7.46
                                                              ----------     ---------     ---------     ---------     --------
Total from investment operations                                   25.84         12.94          3.81          2.11         7.43
Distributions from net realized gains                              (2.77)        (1.21)           --         (0.18)          --
                                                              ----------     ---------     ---------     ---------     --------
Net asset value, end of period                                $    57.97     $   34.90     $   23.17     $   19.36     $  17.43
                                                              ==========     =========     =========     =========     ========
Total Return                                                      78.06%        57.83%        19.68%        12.04%       74.30%
                                                              ==========     =========     =========     =========     ========
Ratios and Supplemental Data:
 Net assets, end of period (000's omitted)                    $  362,500     $ 101,710     $  53,488     $  34,925     $  5,497
                                                              ==========     =========     =========     =========     ========
 Ratio of expenses excluding interest to average net assets        0.92%         0.93%         0.96%         1.06%        1.50%
                                                              ==========     =========     =========     =========     ========
 Ratio of expenses including interest to average net assets        0.93%         0.96%         1.00%         1.09%        1.56%(iii)
                                                              ==========     =========     =========     =========     ========
 Ratio of net investment income (loss) to average net assets      (0.49%)       (0.27%)       (0.17%)       (0.15%)      (0.71%)
                                                              ==========     =========     =========     =========     ========
 Portfolio Turnover Rate                                         155.74%       143.59%       164.27%       102.10%      178.23%
                                                              ==========     =========     =========     =========     ========
 Amount of debt outstanding at end of period                          --            --            --            --           --
                                                              ==========     =========     =========     =========     ========
 Average amount of debt outstanding during the period         $  266,584     $ 246,101     $ 201,644     $  76,079     $  8,122
                                                              ==========     =========     =========     =========     ========
 Average daily number of shares outstanding
  during the period                                            4,395,246     2,480,478     2,135,458     1,107,187       75,460
                                                              ==========     =========     =========     =========     ========
 Average amount of debt per share during the period           $     0.06     $    0.10     $    0.09        $ 0.07       $ 0.11
                                                              ==========     =========     =========     =========     ========



  (i) Ratios have been annualized; total return has not been annualized.
 (ii) Amount was computed based on average shares outstanding during the year.
(iii) Amount has been reduced by 2.36% due to expense reimbursements.

FOR FUND INFORMATION:

By telephone:  1-800-992-3863


By mail:       The Alger American Fund

               One World Trade Center

               Suite 9333
               New York, NY 10048


STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS


Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and to make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, D.C. Copies can also be obtained, for a duplicating fee by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling 1-202-942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.


DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED






The Alger American Fund
SEC File #811-5550

                                          THE ALGER   |   ONE WORLD TRADE CENTER
                                      AMERICAN FUND   |   SUITE 9333
                                                      |   NEW YORK, NY 10048
                   A POOLED FUNDING VEHICLE FOR:      |   1-800-992-3863
                                                      |
                 o VARIABLE ANNUITY CONTRACTS         |
                                                      |
                 o VARIABLE LIFE INSURANCE POLICIES   |
                                                      |
                 o QUALIFIED PENSION PLANS            |
                                                      |
                 o QUALIFIED RETIREMENT PLANS         |



                                         PROSPECTUS


                                        MAY 1, 2000





                  ALGER AMERICAN BALANCED PORTFOLIO




As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency.

                               THE ALGER
                           AMERICAN FUND


       ALGER AMERICAN BALANCED PORTFOLIO


                              PROSPECTUS

                             MAY 1, 2000


TABLE OF CONTENTS
--------------------------------------------------------------------------------

2 ........... Risk/Return Summary: Investments, Risks & Performance

3 ........... Fees and Expenses

4 ........... Management & Organization

4 ........... Shareholder Information

              Distributor .............................. 4
              Transfer Agent ........................... 4
              Purchasing and Redeeming Fund Shares ..... 5

6 ........... Financial Highlights

Back Cover:   How to obtain more information

[GRAPHIC OMITTED]

THE ALGER AMERICAN FUND--
ALGER AMERICAN BALANCED PORTFOLIO

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE


INVESTMENT GOAL AND APPROACH

THE ALGER AMERICAN BALANCED PORTFOLIO SEEKS CURRENT INCOME AND LONG-TERM CAPITAL APPRECIATION.

The equity portion of the portfolio invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. The portfolio's Manager, FredAlger Management, Inc., believes that these companies tend to fall into one of two categories:

o  High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o  Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The portfolio focuses on stocks of companies with growth potential and fixed-income securities, with emphasis on income- producing securities which appear to have some potential for capital appreciation. Under normal circumstances, the portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds rated within the 4 highest rating categories by an established rating agency or if not rated, which are determined by the Fund's Manager to be of comparable quality. Ordinarily, at least 25% of the portfolio's net assets are invested in fixed-income securities.


[GRAPHIC OMITTED]

PRINCIPAL RISKS


As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Furthermore, the returns of a fund concentrating on "growth" stocks tend to vary more widely over time than those of funds that focus on "value" stocks; prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the equity portion of the portfolio's investment style and objective, an investment in it may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.


The fixed-income portion of the portfolio is subject to additional risks, including fixed income securities' sensitivity to interest rate movements and the potential for a decline in the portfolio's market value in the event of an issuer's falling credit rating or actual default.

The portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

[GRAPHIC OMITTED]

PERFORMANCE

The following bar chart shows the changes in the portfolio's performance from year to year and gives you some indication of the risks of investing in the portfolio. It assumes reinvestment of dividends and distributions.


The Average  Annual  Total  Return  Table  beneath it compares  the  portfolio's performance over several periods with that of a broad measure of market performance. The annual returns assume reinvestment of dividends and distributions. Remember that the portfolio's performance in the past is not necessarily an indication of how it will perform in the future.


The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

Each index used in the table is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.


o S&P 500 Index(R): An index of large company common stocks considered to be representative of the U.S. stock market in general.
o Lehman Brothers Government/Corporate Bond Index(R): An index designed to track performance of government and corporate bonds.


Since the Balanced Portfolio invests in both equity and fixed income securities, you should compare its performance to both indexes presented.


[BAR CHART OMITTED]

ALGER AMERICAN BALANCED PORTFOLIO

================================================================================
Annual Total Return as of December 31 each year (%)

 6.53    4.70    9.48     7.79    -4.27  28.62    10.17    19.82   31.51   29.21

  90      91      92       93      94      95       96      97      98      99

Best Quarter:      16.94%     Q4    1998
Worst Quarter:     -5.70%     Q1    1994


Average Annual Total Return as of December 31, 1999
                                                                         Since
                                                                       Inception
                             1 Year        5 Years       10 years       (9/5/89)
--------------------------------------------------------------------------------
Alger American
  Balanced                   29.21%        23.60%         13.78%         13.61%
S&P 500 Index(R)             21.04%        28.56%         18.21%         17.78%
Lehman Brothers Gov't/
Corp Bond Index(R)           (2.14%)        7.60%          7.66%          7.82%
================================================================================


[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the portfolio. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolio.

================================================================================
                                    ANNUAL FUND OPERATING
                                    EXPENSES
                                    (expenses that are deducted
                                    from Fund assets)
                                 ----------------------------------------------
                    SHAREHOLDER
                        FEES
                     (fees paid                                         TOTAL
                   directly from                                     ANNUAL FUND
                        your      Management  Distribution   Other    OPERATING
                    investment)      Fees         Fees      Expenses   EXPENSES
--------------------------------------------------------------------------------

Alger American        None           .75%         None        .18%       .93%
Balanced
Portfolio
================================================================================


EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

================================================================================
                           1 Year   3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
  Alger American             $95      $296       $515      $1,143
  Balanced Portfolio
================================================================================

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENTS

The portfolio may invest up to 100% of its assets in cash, high grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).


[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER


Fred Alger Management, Inc.
One World Trade Center
Suite 9333
New York, NY 10048



The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/99) $10.69 billion in mutual fund assets as well as $6.75 billion in other assets. The Manager is responsible for managing the portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolio. The portfolio has had the same manager since inception and, for the most recent fiscal year, the portfolio paid the Manager a fee at the annual rate based on a percentage of average daily net assets of .75%.


PORTFOLIO MANAGERS


David Alger, Ron Tartaro and Steve Thumm are the individuals responsible for the day-to-day management of the portfolio's investments. Mr. Alger, a manager of the portfolio since its inception, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Mr. Tartaro has been employed by the Manager since 1990, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995. Mr. Thumm serves as co-manager. He has been employed by the Manager as a fixed income analyst since 1991.



[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302


NET ASSET VALUE


The price of one share is its "net asset value," or NAV. The NAV for the portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.


The Fund generally values the assets of the portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under pro cedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolio are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolio annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income.


Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 59-1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.


=======================================================
            NAV (NET ASSET VALUE) IS COMPUTED BY ADDING
      TOGETHER THE VALUE OF THE PORTFOLIO'S INVESTMENTS
PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILITIES
          AND THEN DIVIDING THE RESULT BY THE NUMBER OF
                                ITS OUTSTANDING SHARES.
=======================================================


PURCHASING AND REDEEMING FUND SHARES

The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in the portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.


The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[GRAPHIC OMITTED]


FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). The financial highlights have been audited by Arthur Andersen LLP, the Fund's independent public accountants. Arthur Andersen LLP's report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.



===================================================================================================================================
ALGER AMERICAN BALANCED PORTFOLIO (i)

For a share outstanding throughout the year

                                                                 Year Ended December 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                           1999           1998           1997           1996              1995
                                                         -------        -------        -------        -------           -------
Net asset value, beginning of year ................      $ 12.98        $ 10.76        $  9.24        $ 13.64           $ 10.80
                                                         -------        -------        -------        -------           -------
Net investment income (loss) ......................         0.15           0.19           0.17           0.21(ii)          0.33(ii)
Net realized and unrealized gain (loss)
 on investments ...................................         3.45           3.02           1.63           1.01              2.73
                                                         -------        -------        -------        -------           -------
Total from investment operations ..................         3.60           3.21           1.80           1.22              3.06
                                                         -------        -------        -------        -------           -------
Dividends from net investment income ..............        (0.17)         (0.18)         (0.12)         (0.73)            (0.22)
Distributions from net realized gains .............        (0.84)         (0.81)         (0.16)         (4.89)             --
                                                         -------        -------        -------        -------           -------
Total Distributions ...............................        (1.01)         (0.99)         (0.28)         (5.62)            (0.22)
                                                         -------        -------        -------        -------           -------
Net asset value, end of year ......................      $ 15.57        $ 12.98        $ 10.76        $  9.24           $ 13.64
                                                         =======        =======        =======        =======           =======
Total Return ......................................        29.21%         31.51%         19.82%         10.17%            28.62%
                                                         =======        =======        =======        =======           =======

Ratios and Supplemental Data:
 Net assets, end of year (000's omitted) ..........      $56,327        $28,208        $16,614        $10,486           $ 3,671
                                                         =======        =======        =======        =======           =======
 Ratio of expenses to average net assets ..........         0.93%          0.92%          1.01%          1.14%             1.00%
                                                         =======        =======        =======        =======           =======
 Decrease reflected in above expense
  ratios due to expense reimbursements ............         --             --             --             --                --
                                                         =======        =======        =======        =======           =======
 Ratio of net investment income (loss)
  to average net assets ...........................         1.66%          2.09%          2.14%          2.06%             2.49%
                                                         =======        =======        =======        =======           =======
 Portfolio Turnover Rate ..........................       118.74%         94.64%        105.01%         68.66%           113.02%
                                                         =======        =======        =======        =======           =======
===================================================================================================================================

===================================================================================================================================

                                                      Year Ended December 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                           1994             1993            1992            1991            1990
                                                         -------          -------         -------         -------         -------
Net asset value, beginning of year .................     $ 11.58          $ 10.77         $ 10.02         $ 10.01         $ 10.04
                                                         -------          -------         -------         -------         -------
Net investment income (loss) .......................        0.20             0.15            0.22            0.45            0.66
Net realized and unrealized gain (loss)
 on investments ....................................       (0.70)            0.69            0.72            0.01           (0.03)
                                                         -------          -------         -------         -------         -------

Total from investment operations ...................       (0.50)            0.84            0.94            0.46            0.63
                                                         -------          -------         -------         -------         -------
Dividends from net investment income ...............       (0.13)           (0.03)          (0.19)          (0.45)          (0.66)
Distributions from net realized gains ..............       (0.15)            --              --              --              --
                                                         -------          -------         -------         -------         -------
Total Distributions ................................       (0.28)           (0.03)          (0.19)          (0.45)          (0.66)
                                                         -------          -------         -------         -------         -------
Net asset value, end of year .......................     $ 10.80          $ 11.58         $ 10.77         $ 10.02         $ 10.01
                                                         =======          =======         =======         =======         =======
Total Return .......................................       (4.27)%           7.79%           9.48%           4.70%           6.53%
                                                         =======          =======         =======         =======         =======
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted) ...........     $10,394          $ 7,848         $ 4,009         $ 1,487         $   365
                                                         =======          =======         =======         =======         =======
 Ratio of expenses to average net assets ...........        1.08%            1.25%           1.25%           1.25%           1.25%
                                                         =======          =======         =======         =======         =======
 Decrease reflected in above expense
  ratios due to expense reimbursements .............        --               0.19%           0.42%           1.37%           4.81%
                                                         =======          =======         =======         =======         =======
 Ratio of net investment income (loss)
  to average net assets ............................        2.30%            2.05%           1.99%           4.22%           6.60%
                                                         =======          =======         =======         =======         =======
 Portfolio Turnover Rate ...........................       78.80%           85.46%          15.27%           --            132.55%
                                                         =======          =======         =======         =======         =======
===================================================================================================================================


(i) Prior to October 1, 1992, the Alger American Balanced Portfolio was the Alger American Fixed Income Portfolio.


(ii) Amount was computed based on average shares outstanding during the year.

FOR FUND INFORMATION:

By telephone:   1-800-992-3863



By mail:        The Alger American Fund
                One World Trade Center
                Suite 9333
                New York, NY 10048



STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.


ANNUAL AND SEMI-ANNUAL REPORTS


Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, D.C. Copies can also be obtained, for a duplicating fee by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling 1-202-942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.


DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED



THE ALGER AMERICAN FUND
SEC FILE #811-5550

================================================================================

                  THE    |
                         |
                ALGER    |
                         |
             AMERICAN    |
                         |
                 FUND    |
                         |
                         |
            Statement    |

        of Additional    |  May 1, 2000

          Information    |





                                 Alger American
                               Balanced Portfolio

                                 Alger American
                          Income and Growth Portfolio

                                 Alger American
                         Small Capitalization Portfolio

                                 Alger American
                                Growth Portfolio

                                 Alger American
                            MidCap Growth Portfolio

                                 Alger American
                           Leveraged AllCap Portfolio


This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated May 1, 2000. It should be read together with the Prospectus which may be obtained free of charge by writing or calling the Fund at
(800) 992-3863.

================================================================================

                                                                     MAY 1, 2000

                  THE    |
                         |
                ALGER    |  One World Trade Center
                         |  Suite 9333
             AMERICAN    |  New York, New York 10048
                         |  (800) 992-3863
                 FUND    |
                         |
================================================================================


The Alger American Fund (the "Fund") is a registered investment company -- a mutual fund -- that presently offers interests in the following six portfolios (the "Portfolios"):

               * Alger American Balanced Portfolio
               * Alger American Income & Growth Portfolio
               * Alger American Small Capitalization Portfolio
               * Alger American Growth Portfolio
               * Alger American MidCap Growth Portfolio
               * Alger American Leveraged AllCap Portfolio

The Fund is designed to permit insurance companies that issue variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") to offer VA contract and VLI policy holders the opportunity to participate in the performance of one or more of the Portfolios. The Fund also offers participation to qualified pension and retirement plans (the "Plans") which elect to make the Fund an investment option for plan participants.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by any bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.


                                    CONTENTS

The Portfolios .........................................................    2
Investment Strategies and Policies .....................................    3
Net Asset Value ........................................................   12
Purchases and Redemptions ..............................................   12
Participating Insurance Companies and Plans ............................   13
Management .............................................................   13
Expenses ...............................................................   16
Dividends and Distributions ............................................   16
Taxes ..................................................................   16
Custodian ..............................................................   17
Transfer Agent .........................................................   17
Counsel to the Fund ....................................................   18
Certain Shareholders ...................................................   18
Organization ...........................................................   21
Determination of Performance ...........................................   22
Investor and Shareholder Information ...................................   23
Financial Statements ...................................................  F-1
Appendix ...............................................................  A-1

THE PORTFOLIOS

The Fund is a diversified, open-end management investment company that offers a selection of six portfolios, each having distinct investment objectives and policies.

Alger American Balanced Portfolio

The investment objectives of the Portfolio are current income and long-term capital appreciation. The Portfolio intends to invest based on combined considerations of risk, income, capital appreciation and protection of capital value. Normally, it will invest in common stocks and investment grade fixed income securities (preferred stock and debt securities), as well as securities convertible into common stocks. Except during temporary defensive periods, the Portfolio will maintain at least 25% of its net assets in fixed income senior securities. With respect to debt securities, the Portfolio will invest only in instruments which are rated in one of the four highest rating categories by any established rating agency, or if not rated, which are determined by Fred Alger Management, Inc. ("Alger Management"), the Fund's investment manager, to be of comparable quality to instruments so rated.

The Portfolio may invest up to 35% of its total assets in money market instruments and repurchase agreements, and in excess of that amount (up to 100% of its total assets) during temporary defensive periods.

Alger American Income & Growth Portfolio

The primary investment objective of the Portfolio is to provide a high level of dividend income. Capital appreciation is a secondary investment objective of the Portfolio. Except during temporary defensive periods, the Portfolio attempts to invest 100%, and it is a fundamental policy of the Portfolio to invest at least 65%, of its total assets in dividend paying equity securities. In selecting among dividend paying equity securities, Alger Management will favor securities it believes also offer opportunities for capital appreciation. The Portfolio may invest up to 35% of its total assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its total assets) during temporary defensive periods.

Alger American Small Capitalization Portfolio

The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have "total market capitalization"--present market value per share multiplied by the total number of shares outstanding--within the range of companies included in the Russell 2000 Growth Index ("Russell Index") or the S&P SmallCap 600 Index ("S&P Index"), updated quarterly. Both indexes are broad indexes of small capitalization stocks. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside of this combined range, and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

Alger American Growth Portfolio

The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization of $1 billion or greater. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization of less than $1 billion.

Alger American MidCap Growth Portfolio

The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the S&P MidCap 400 Index, updated quarterly. The S&P MidCap 400 Index is designed to track the performance of medium capitalization companies. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the S&P MidCap 400 Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

Alger American Leveraged AllCap Portfolio

The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 85% of its net assets in equity securities of companies of any size.

The Portfolio may purchase put and call options and sell (write) covered call and put options on securities and securities indexes to increase gains and to hedge against the risk of unfavorable price movements, and may enter into futures contracts on securities indexes and purchase and sell call and put options on these futures contracts. The Portfolio may also borrow money for the purchase of additional securities. The Portfolio may borrow only from banks and may not borrow in excess of one-third of the market value of its total assets, less liabilities other than such borrowing. These practices are deemed to be speculative and may cause the Portfolio's net asset value to be more volatile than the net asset value of a fund that does not engage in these activities.

In General

In order to afford the Portfolios the flexibility to take advantage of new opportunities for investments in accordance with their investment objectives or to meet redemptions, they may each hold up to 15% (or a higher percentage where so stated) of their total assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of their total assets) during temporary defensive periods. These amounts may be higher than those maintained by other funds with similar investment objectives.

INVESTMENT STRATEGIES AND POLICIES

Certain Securities and Investment Techniques

The Prospectus discusses the investment objectives of each Portfolio and the primary strategies to be employed to achieve those objectives. This section contains supplemental information concerning the types of securities and other instruments in which the Portfolios may invest, the investment policies and portfolio strategies that the Portfolios may utilize and certain risks attendant to those investments, policies and strategies. There is no guarantee that any Portfolio's objectives will be achieved.

Investing in smaller, newer issuers generally involves greater risk than investing in larger, more established issuers. Companies in which Alger American Small Capitalization Portfolio is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities of such companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Accordingly, an investment in the Portfolio may not be appropriate for all investors. These risks may also apply to investments in smaller companies by all other Portfolios.

U.S. Government Obligations

Bills, notes, bonds and other debt securities issued by the U.S. Treasury are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

U.S. Government Agency Securities

These securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Administration, Federal Housing Administration and Maritime Administration. Some of these securities are supported by the full faith and credit of the U.S. Treasury; and the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury. Certain of these securities may have volatility risks, prepayment risks and extension risk, which could have a negative impact on the investing portfolio's net asset value.

Bank Obligations

These are certificates of deposit, bankers' acceptances and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates.

The Portfolios will not invest in any debt security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation, and
(iii) in the case of foreign banks, the security is, in the opinion of Alger Management, the Fund's investment manager, of an investment quality comparable to other debt securities which may be purchased by the Portfolios. These limitations do not prohibit investments in securities issued by foreign
branches  of  U.S.   banks,   provided  such  U.S.   banks  meet  the  foregoing
requirements.

Foreign Bank Obligations

Investments by the Portfolios in foreign bank obligations and obligations of foreign branches of domestic banks present certain risks, including the impact of future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls and/or the addition of other foreign governmental restrictions that might affect adversely the payment of principal and interest on these obligations. In addition, there may be less publicly available and reliable information about a foreign bank than about domestic banks owing to different accounting, auditing, reporting and recordkeeping standards. In view of these risks, Alger Management will carefully evaluate these investments on a case-by-case basis.

Short-term Corporate Debt Securities

These are outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable or floating rates.

Commercial Paper

These are short-term promissory notes issued by corporations primarily to finance short-term credit needs.

Variable Rate Master Demand Notes

These are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because these notes are direct lending arrangements between the Portfolio and the issuer, they are not normally traded. Although no active secondary market may exist for these notes, the Portfolio may demand payment of principal and accrued interest at any time or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy Alger Management that the same criteria for issuers of commercial paper are met. In addition, when purchasing variable rate master demand notes, Alger Management will consider the earning power, cash flows and other liquidity ratios of the issuers of the notes and will continuously monitor their financial status and ability to meet payment on demand. In the event an issuer of a variable rate master demand note were to default on its payment obligations, the Portfolio might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Repurchase Agreements

Under the terms of a repurchase agreement, a Portfolio would acquire a high quality money market instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the instrument at an agreed price (including accrued interest) and time, thereby determining the yield during the Portfolio's holding period. Repurchase agreements may be seen to be loans by the Portfolio collateralized by the underlying instrument. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period and not necessarily related to the rate of return on the underlying instrument. The value of the underlying securities, including accrued interest, will be at least equal at all times to the total amount of the repurchase obligation, including interest. A Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or part of the income from the agreement. Alger Management, acting under the supervision of the Fund's Board of Trustees, reviews the credit worthiness of those banks and dealers with which the Portfolios enter into repurchase agreements to evaluate these risks and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the value is maintained at the required level.

Reverse Repurchase Agreements
(Alger American Balanced Portfolio)

Reverse repurchase agreements are the same as repurchase agreements except that, in this instance, the Portfolio would assume the role of seller/borrower in the transaction. The Portfolio will maintain segregated accounts consisting of cash or liquid securities that at all times are in an amount equal to their obligations under reverse repurchase agreements. The Portfolio will invest the proceeds in money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the securities. Under the Investment Company Act of 1940, as amended (the "Act"), reverse repurchase agreements may be considered borrowings by the seller; accordingly, the Portfolio will limit its investments in reverse repurchase agreements and other borrowings to no more than one-third of its total assets less liabilities other than the repurchase obligation.

Firm Commitment Agreements and
When-Issued Purchases

Firm commitment agreements and "when-issued" purchases call for the purchase of securities at an agreed price on a specified future date and would be used, for example, when a decline in the yield of securities of a given issuer is anticipated and a more advantageous yield may be obtained by committing currently to purchase securities to be issued later. When a Portfolio purchases a security under a firm commitment agreement or on a when-issued basis it assumes the risk of any decline in value of the security occurring between the date of the agreement or purchase and the settlement date of the transaction. A Portfolio will not use these transactions for leveraging purposes and, accordingly, will segregate cash or liquid securities in an amount sufficient at all times to meet its purchase obligations under these agreements.

Warrants and Rights

Each Portfolio may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks. Warrants are freely transferable and are traded on the major securities exchanges.

Illiquid and Restricted Securities

An investment may be illiquid because of the absence of an active trading market, making it difficult to sell promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933, as amended. Each Portfolio may invest in restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. In adopting Rule 144A, the Securities and Exchange Commission (the "SEC") specifically stated that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the board of trustees (or the fund's adviser acting subject to the board's supervision) determines that the securities are in fact liquid. The Board of Trustees has delegated its responsibility to Alger Management to determine the liquidity of each restricted security purchased pursuant to the Rule, subject to the Board of Trustees' oversight and review. Examples of factors that will be taken into account in evaluating the liquidity of a Rule 144A security, both with respect to the initial purchase and on an ongoing basis, include, among others: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). If institutional trading in restricted securities were to decline to limited levels, the liquidity of the Fund's portfolio could be adversely affected.

Short Sales

Each Portfolio may sell securities "short against the box." While a short sale is the sale of a security the Portfolio does not own, it is "against the box" if at all times when the short position is open the Portfolio owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

Lending of Portfolio Securities

In order to generate income and to offset expenses, each Portfolio may lend portfolio securities with a value up to 33 1/3% of the Portfolio's total assets including collateral on such loans, less liabilities exclusive of the obligation to return such collateral, to brokers, dealers and other financial organizations. The Portfolios will not lend securities to Alger Management or its affiliates. By lending its securities, a Portfolio can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in short-term securities or by earning income in the form of interest paid by the borrower when U.S. Government securities or letters of credit are used as collateral. Each Portfolio will adhere to the following conditions whenever its securities are loaned: (a) the Portfolio must receive at least 100 percent cash collateral or equivalent securities from the borrower; (b) the bor-rower must increase this collateral whenever the market value of the securities, including accrued interest, exceeds the value of the collateral; (c) the Portfolio must be able to terminate the loan at any time; (d) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(e) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Fund's Board of Trustees must terminate the loan and regain the right to vote the securities. A Portfolio bears a risk of loss in the event that the other party to a securities loan transaction defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral including the risk of a possible decline in the value of the collateral securities during the period in which the Portfolio seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction.

Foreign Securities

Each Portfolio may invest up to 20% of the value of its total assets in foreign securities (not including American Depositary Receipts, American Depositary
Shares or U.S. dollar-denominated securities of foreign issuers). Foreign securities investments may be affected by changes in currency exchange rates or exchange control regulations, changes in governmental administration or economic or monetary policy (in the United States and abroad) or changed circumstances in dealing among nations. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on these investments as compared to dividends paid to the Portfolio by domestic corporations. It should be noted that there may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those of domestic issuers. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers and foreign brokerage commissions are generally higher than in the United States. Foreign securities markets may also be less liquid, more volatile and less subject to government supervision than those in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations. Securities purchased on a foreign exchange may be held in custody by a bank or other depository located in that market. It should be noted that certain of the risks associated with foreign securities may also apply to American Depositary Receipts and American Depositary Shares.

Borrowing (Alger American Leveraged
AllCap Portfolio)

Alger American Leveraged AllCap Portfolio may borrow money from banks and use it to purchase additional securities. This borrowing is known as leveraging. Leveraging increases both investment opportunity and investment risk. If the investment gains on securities purchased with borrowed money exceed the cost of borrowing, including interest paid on the borrowing, the net asset value of the Portfolio's shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost (including interest) of borrowings, or if there are losses, the net asset value of the Portfolio's shares will decrease faster than would otherwise be the case. The Portfolio may also borrow from banks for temporary or emergency purposes. The Portfolio is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If such asset coverage should decline below 300% as a result of market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

Options (Alger American Leveraged
AllCap Portfolio)

The Portfolio may buy and sell (write) exchange listed options in order to obtain additional return or to hedge the value of its portfolio although, as in the past, it does not currently intend to rely on these strategies extensively, if at all. Hedging transactions are intended to reduce the risk of price fluctuations. The Portfolio may write an option on a security only if the option is "covered". Although the Portfolio will in any event generally not purchase or write options that appear to lack an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. The Portfolio will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Portfolio's total assets, although no more than 5% will be committed to transactions entered into for non-hedging purposes.

A call option on a security is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price during the option period. A put option on a security is a contract that, in return for the premium, gives the holder of the option the right to sell to the writer (seller) the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise at the exercise price during the option period.

A call option written by the Portfolio on a security is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolio holds a call on the same security as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written or (2) greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash, U.S. Government securities or other high-grade short-term obligations in a segregated account. A put option written by the Portfolio is "covered" if the Portfolio maintains cash or other high-grade short-term obligations with a value equal to the exercise price in a segregated account, or else holds a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

If the Portfolio has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Portfolio has been assigned an exercise notice, the Portfolio will be unable to effect a closing purchase transaction. Similarly, if the Portfolio is the holder of an option it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that a closing purchase or sale transaction can be effected when the Portfolio so desires.

The Portfolio would realize a profit from a closing transaction if the price of the transaction were less than the premium received from writing the option or more than the premium paid to purchase the option; the Portfolio would realize a loss from a closing transaction if the price of the transaction were less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date.

An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event it might not be possible to effect closing transactions in a particular option so that the Portfolio would have to exercise its option in order to realize any profit and would incur brokerage commissions upon the exercise of the option. If the Portfolio, as a covered call option writer, were unable to effect a closing purchase transaction in a secondary market, it would not be able to sell the underlying security until the option expired or it delivered the underlying security upon exercise or otherwise cover the position.

In addition to options on securities, the Portfolio may also purchase and sell call and put options on securities indexes. A stock index reflects in a single number the market value of many different stocks. Relative values are assigned to the stocks included in an index and the index fluctuates with changes in the market values of the stocks. The options give the holder the right to receive a cash settlement during the term of the option based on the difference between the exercise price and the value of the index. By writing a put or call option on a securities index, the Portfolio would be obligated, in return for the premium received, to make delivery of this amount. The Portfolio could offset its position in stock index options prior to expira-tion by entering into a closing transaction on an exchange or it could let the option expire unexercised.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. The Portfolio would not purchase these options unless Alger Management were satisfied with the development, depth and liquidity of the market and Alger Management believed the options could be closed out.

Price movements in the Portfolio's securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend, in part, on the ability of Alger Management to predict correctly movements in the direction of the stock market generally or of a particular industry. Because options on securities indexes require settlement in cash, Alger Management might be forced to liquidate portfolio securities to meet settlement obligations.

Although Alger Management will attempt to take appropriate measures to minimize the risks relating to any trading by the Portfolio input and call options, there can be no assurance that the Portfolio will succeed in any option-trading program it undertakes.

Stock Index  Futures and Options on Stock
Index Futures (Alger American Leveraged
AllCap Portfolio)

If the Portfolio utilizes these investments, it will do so only for hedging, not speculative, purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Portfolio, as seller, to deliver to the buyer the net cash amount called for in the contract at a specified future time. Put options on futures might be purchased to protect against declines in the market values of securities occasioned by a decline in stock prices and securities index futures might be sold to protect against a general decline in the value of securities of the type that comprise the index. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indexes that are permitted investments, the Portfolio would purchase and sell futures contracts on the stock index for which it could obtain the best price with considerations also given to liquidity. While incidental to its securities activities, the Portfolio may use index futures as a substitute for a comparable market position in the underlying securities, although it has not invested in index futures in the past.

The risk of imperfect correlation will increase as the composition of the Portfolio varies from the composition of the stock index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures, the Portfolio may, if it uses a hedging strategy, buy or sell stock index futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the stock index futures has been less or greater than that of the securities. Such
"over-hedging" or "under-hedging" may adversely affect the Portfolio's net investment results if market movements are not as anticipated when the hedge is established.

An option on a stock index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract at a specified exercise price at any time prior to the expiration date of the option. The Portfolio would sell options on stock index futures contracts only as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions could be effected or that there would be correlation between price movements in the options on stock index futures and price movements in the Portfolio's securities which were the subject of the hedge. In addition, the Portfolio's purchase of such options would be based upon predictions as to anticipated market trends, which could prove to be inaccurate.

The Portfolio's use, if any, of stock index futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into, if at all, only for bona fide hedging, risk management or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Portfolio to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the market-to-market value of the contract fluctuates. The purchase of an option on stock index futures involves payment of a premium for the option without any further obligation on the part of the Portfolio. If the Portfolio were to exercise an option on a futures contract it would be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

The Portfolio will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Portfolio's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

Other  Investments

In addition to the securities and investment techniques listed above under "The Portfolios," each Portfolio may invest in bank and thrift obligations, obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, foreign bank obligations and obligations of foreign branches of domestic banks, variable rate master demand notes, firm commitment agreements and "when-issued" purchases.

Investment Restrictions

The investment restrictions numbered 1 through 12 below have been adopted by each of the Portfolios as fundamental policies. The Portfolios' investment objectives are also fundamental policies. Under the Act, a "fundamental" policy may not be changed without the vote of a "majority of the outstanding voting securities" of the Portfolio, which is defined in the Act as the lesser of (a) 67 percent or more of the shares of the Portfolio present at a Fund meeting if the holders of more than 50 percent of the outstanding shares of the Fund are present or represented by proxy or (b) more than 50 percent of the outstanding shares of the Portfolio. Investment restrictions 13 through 19 may be changed by vote of a majority of the Fund's Board of Trustees at any time.

The investment policies prohibit each Portfolio from:

1. Purchasing the securities of any issuer, other than U.S. Government securities, if as a result more than 5% of the value of a Portfolio's total assets would be invested in the securities of the issuer, except that up to 25 percent of the value of the Portfolio's total assets may be invested without regard to this limitation.

2. Purchasing more than 10 percent of the voting securities of any one issuer or more than 10 percent of the securities of any class of any one issuer. This limitation shall not apply to investments in U.S. Government securities.

3. Selling securities short or purchasing securities on margin, except that the Portfolio may obtain any short-term credit necessary for the clearance of purchases and sales of securities. These restrictions shall not apply to transactions involving selling securities "short against the box."

4. Borrowing money, except that (a) the Portfolio may borrow for temporary or emergency (but not leveraging, except for the Alger American Leveraged AllCap Portfolio) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding 10 percent of the value of the Portfolio's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made; (b) the Alger American Balanced Portfolio may engage in transactions in reverse repurchase agreements; and (c) the Alger American Leveraged AllCap Portfolio may borrow from banks for investment purposes as set forth in the Prospectus. Whenever borrowings described in (a) exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any additional investments. Immediately after any borrowing, including reverse repurchase agreements and mortgage-backed rolls, the Portfolio will maintain asset coverage of not less than 300 percent with respect to all borrowings.

5. Pledging, hypothecating, mortgaging or otherwise encumbering more than 10 percent of the value of the Portfolio's total assets except in conjunction with borrowings as noted in 4(c) above. These restrictions shall not apply to transactions involving reverse repurchase agreements or the purchase of securities subject to firm commitment agreements or on a when-issued basis.

6. Underwriting the securities of other issuers, except insofar as the Portfolio may be deemed to be an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

7. Making loans to others, except through purchasing qualified debt obligations, lending portfolio securities or entering into repurchase agreements.

8. Investing in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.

9. Purchasing any securities that would cause more than 25 percent of the value of the Portfolio's total assets to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government securities.

10. Investing in commodities, except that the Alger American Leveraged AllCap Portfolio may purchase or sell stock index futures contracts and related options thereon if, thereafter, no more than 5% of its total assets are invested in margin and premiums.

11. Investing more than 10 percent (15 percent in the case of Alger American Leveraged AllCap Portfolio) of its net assets in securities which are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. However, securities with legal and contractual restrictions on resale may be purchased if they are determined to be liquid, and such purchases would not be subject to the limit stated above.

12. Issuing senior securities, except that the Alger American Leveraged AllCap Portfolio may borrow from banks for investment purposes so long as the Portfolio maintains the required asset coverage.

13. Purchasing or selling real estate, except that the Portfolio may purchase and sell securities secured by real estate, mortgages or interests therein and securities that are issued by companies that invest or deal in real estate.

14. Writing or selling puts, calls, straddles, spreads or combinations thereof, except that Alger American Leveraged AllCap Portfolio may buy and sell (write) options.

15. Investing in oil, gas or other mineral exploration or development programs, except that the Portfolio may invest in the securities of companies that invest in or sponsor those programs.

16. Purchasing any security if as a result the Portfolio would then have more than 5% of its total assets invested in securities of issuers (including predecessors) that have been in continual operation for less than three years. This limitation shall not apply to investments in U.S. Government securities.

17. Making investments for the purpose of exercising control or management.

18. Investing in warrants, except that the Portfolio may invest in warrants if, as a result, the investments (valued at the lower of cost or market) would not exceed five percent of the value of the Portfolio's net assets, of which not more than 2% of the Portfolio's net assets may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

19. Purchasing or retaining the securities of any issuer if, to the knowledge of the Fund, any of the officers, directors or trustees of the Fund or Alger Management individually owns more than .5% of the outstanding securities of the issuer and together they own beneficially more than 5% of the securities.

Except in the case of the 300 percent limitation set forth in Investment Restriction No. 4 and as may be otherwise stated, the percentage limitations contained in the foregoing restrictions and in the Fund's other investment policies apply at the time of the purchase of the securities and a later increase or decrease in percentage resulting from a change in the values of the securities or in the amount of the Portfolio's assets will not constitute a violation of the restriction.

Portfolio Transactions

Decisions to buy and sell securities and other financial instruments for a Portfolio are made by Alger Manage-ment, which also is responsible for placing these transactions, subject to the overall review of the Fund's Board of Trustees. Although investment requirements for each Portfolio are reviewed independently from those of the other accounts managed by Alger Management and those of the other Portfolios, investments of the type the Portfolios may make may also be made by these other accounts or Portfolios. When a Portfolio and one or more other Portfolios or accounts managed by Alger Management are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by Alger Management to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by a Portfolio or the size of the position obtained or disposed of by a Portfolio.

Transactions in equity securities are in many cases effected on U.S. stock exchanges and involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. Purchases and sales of money market instruments and debt securities usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government securities are generally purchased from underwriters or dealers, although certain newly issued U.S. Government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

To the extent consistent with applicable provisions of the Act and the rules and exemptions adopted by the SEC thereunder, as well as other regulatory requirements, the Fund's Board of Trustees has determined that portfolio transactions will be executed through Fred Alger & Company, Incorporated ("Alger Inc.") if, in the judgment of Alger Management, the use of Alger Inc. is likely to result in price and execution at least as favorable as those of other qualified broker-dealers and if, in particular transactions, Alger Inc. charges the Portfolio involved a rate consistent with that charged to comparable unaffiliated customers in similar transactions. Such transactions will be fair and reasonable to the Portfolio's shareholders. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. Principal transactions are not entered into with affiliates of the Fund except pursuant to exemptive rules or orders adopted by the SEC.


In selecting brokers or dealers to execute portfolio transactions on behalf of a Portfolio, Alger Management seeks the best overall terms available. In assessing the best overall terms available for any transaction, Alger Management will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, Alger Management is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services, as those terms are defined in section 28(e) of the Securities Exchange Act of 1934, provided to the Portfolio involved, the other Portfolios and/or other accounts over which Alger Management or its affiliates exercise investment discretion. Alger Management's fees under its agreements with the Portfolios are not reduced by reason of its receiving brokerage and research service. The Fund's Board of Trustees will periodically review the commissions paid by the Portfolios to determine if the commissions paid over representative periods of time are reasonable in relation to the benefits inuring to the Portfolios. During the fiscal year ended December 31, 1997, the Fund paid an aggregate of approximately $7,837,883 in commissions to broker-dealers in connection with portfolio transactions of which $7,712,699 was paid to Alger Inc. During the fiscal year ended December 31, 1998, the Fund paid an aggregate of approximately $7,974,970 in commissions to broker-dealers in connection with portfolio transactions, of which $7,917,064 was paid to Alger Inc. During the fiscal year ended December 31, 1999 the Fund paid an aggregate of approximately $9,923,576 in commissions to broker-dealers in connection with portfolio transactions of which $9,838,129 (99%) was paid to Alger Inc. Alger Inc. does not engage in principal transactions with the Fund and, accordingly, received no compensation in connection with securities purchased or sold in that manner, which includes securities traded in the over-the-counter markets, money market investments and most debt securities. Unusually unsettled market conditions for 1999 reflected in higher Portfolio turnover rates for each Portfolio in comparison with 1998.


NET ASSET VALUE

Net Asset Value is calculated as of the close of business (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange ("NYSE") is open.

The assets of the Portfolios are generally valued on the basis of market quotations. Securities whose principal market is on an exchange or in the over-the-counter market are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when the Fund's Board of Trustees believes that these prices reflect the fair market value of the securities. Other investments and other assets, including restricted securities and securities for which market quotations are not readily available, are valued at fair value under procedures approved by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less are valued at amortized cost, as described below, which constitutes fair value as determined by the Fund's Board of Trustees.

The valuation of money market instruments with maturities of 60 days or less is based on their amortized cost which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument.

PURCHASES AND REDEMPTIONS

Shares of the Portfolios are offered by the Fund on a continuous basis to separate accounts of certain life insurance companies ("Participating Insurance Companies") and to Plans. Shares are distributed by Alger Inc. as principal underwriter for the Fund pursuant to a distribution agreement (the "Distribution Agreement") which provides that Alger Inc. accepts orders for shares at net asset value and no sales commission or load is charged.

The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectuses describing the VA contracts and VLI policies issued by the Participating Insurance Companies) to be effected on that day pursuant to VA contracts and VLI policies. Plan trustees purchase and redeem Portfolio shares. Plan participants cannot contact the Fund directly to purchase shares of the Portfolios but may invest in shares of the Portfolios only through their Plan. The Fund does not assess any fees, either when it sells or when it redeems its shares. Surrender charges, mortality and expense risk frees and other charges may be assessed by Participating Insurance Companies under the VA contracts or VLI policies. These fees should be described in the Participating Insurance Companies' prospectuses. Any charges assessed by the Plans should be described in the Plan documents. Participants should contact their Plan sponsor for information concerning the appropriate procedure for investing in the Fund.

The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period: (i) during which the NYSE is closed other than customary weekend and holiday closings or during which trading on the NYSE is restricted; (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) as the SEC may by order permit for the protection of the shareholders of the Fund; or (iv) at any other time when the Fund may, under applicable laws and regulations, suspend payment on the redemption of its shares.

Payment for shares tendered for redemption is ordinarily made in cash. However, if the Board of Trustees of the Fund determines that it would be detrimental to the best interest of the remaining shareholders of a Portfolio to make payment of a redemption order wholly or partly in cash, the Portfolio may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Portfolio, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. The Fund has elected to be governed by Rule 18f-1 under the Act, pursuant to which a Portfolio is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Portfolio, during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method the Fund uses to value its portfolio securities and such valuation will be made as of the time the redemption price is determined.

PARTICIPATING INSURANCE COMPANIES AND PLANS


The Fund currently does not foresee any disadvantages to the holders of VA contracts and VLI policies arising from the fact that the interests of the holders of VA contracts and VLI policies may differ, that the Participating Insurance Companies may not be affiliated with each other or that the Fund may offer its shares to Plans. Nevertheless, the Fund's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Participating Insurance Company separate accounts or Plans might withdraw its investment in a Portfolio, which might cause the Portfolio to sell portfolio securities at disadvantageous prices, and orderly portfolio management could be disrupted to the potential detriment of the VA contract and VLI policy holders or Plan Participants. The VA contracts and VLI policies are described in the separate prospectuses issued by the Participating Insurance Companies, and the Plans are described in the Plan documents made available by the Plan sponsors. The Fund assumes no responsibility for such prospectuses or plan documents.


MANAGEMENT

Trustees and Officers of the Fund

The Fund is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law. Certain information about the Trustees and officers of the Fund is set forth below. Each of the officers of the Fund is also an officer, and each of the Trustees is also a director or trustee, as the case may be, of Castle Convertible Fund, Inc., a registered closed-end investment company, and The Alger Fund, The Alger Retirement Fund and Spectra Fund, registered open-end management investment companies, for all of which Alger Management serves as investment adviser. The following companies are affiliates of Alger Management: Alger Associates, Inc. ("Associates"), Alger Inc., Alger Properties, Inc. ("Properties"), Alger Shareholder Services, Inc. ("Services"), Alger Life Insurance Agency, Inc. ("Agency"), and Analysts Resources, Inc. ("ARI"). Unless otherwise noted, the address of each person named below is One World Trade Center, Suite 9333, New York, New York 10048.

Name, Age and Position
with the Fund and Address           Principal Occupations
Fred M. Alger III (65)*             Chairman of the Boards of Associates, Alger Inc., Alger Management,
 Chairman of the Board              Properties, Services, Agency, Fred Alger International Advisory S.A.
                                    ("International"), The Alger American Asset Growth Fund ("Asset Growth")
                                    and ARI.

David D. Alger (56)*                President and Director of Associates, Alger Management, Alger Inc., ARI,
 President and Trustee              Properties, Services, International and Agency; Director of Asset Growth.

Gregory S. Duch (48)                Executive Vice President, Treasurer and Director of Alger Management
 Treasurer                          Properties and Associates; Executive Vice President and Treasurer of Alger
                                    Inc., ARI, Services and Agency; Director and Treasurer of International.

Mary E. Marsden-Cochran (47)        Vice President, General Counsel and Secretary of Associates, Alger
 Secretary                          Management, Alger Inc., Properties, ARI, Services and Agency (2/96-present);
                                    Secretary of International (7/96-present); Associate General Counsel and Vice
                                    President of Smith Barney Inc. (12/94-2/96)

Frederick A. Blum (46)              Senior Vice President of Alger Inc.
 Assistant Secretary &
 Assistant Treasurer

Stephen E. O'Neil (67)              Attorney-at-law; private investor since 1981; Director of Nova Care, Inc. and
 Trustee                            Brown-Forman Distillers Corporation; formerly President and Vice Chairman
 805 Third Avenue                   of City Investing Company, Director of Centerre Bancorporation and Syntro
 New York, NY 10022                 Corporation, and Counsel to the law firm of Kohler & Barnes P.C.

Nathan E. Saint-Amand, M.D. (62)    Medical doctor in private practice.
 Trustee
 2 East 88th Street
 New York, NY 10128

B. Joseph White (54)                Dean,  University of Michigan  Business School; President, William
 Trustee                            Davidson Institute at the University of Michigan Business School;
 University of Michigan             Professor of Business Administration, University of Michigan Business
 Business School                    School; Director, Gordon Food Service; Trustee  and Chair,  Audit
 701 Tappan Street                  Committee, Equity Residential Properties Trust;  Director and Chair,
 Ann Arbor, MI 48109                Compensation Committee, Kelly Services, Inc.



* Fred M. Alger III and David D. Alger are "interested persons" of the Fund, as defined in the Act. Fred M. Alger and David D. Alger are brothers.

No director, officer or employee of Alger Management or its affiliates will receive any compensation from the Fund for serving as an officer or Trustee of the Fund. The Fund pays each independent Trustee a fee of $1500 for each meeting he attends, to an annual maximum of $6000, and reimburses independent Trustees for their expenses in attending meetings. The Fund does not offer its Trustees any pension or retirement benefits and has not done so in the past. The following table provides compensation amounts paid to independent Trustees of the Fund for the fiscal year ended December 31, 1999. Mr. White, has been a Trustee of the Fund since February, 1999.


                               Compensation Table


                                                                  Total Compensation Paid to Trustees from
                                                                         The Alger Retirement Fund,
                                             Aggregate                         The Alger Fund,
                                            Compensation                  The Alger American Fund,
                                           from The Alger           Castle Convertible Fund, Inc. and
       Name of Person, Position             American Fund                       Spectra Fund
       ------------------------            ----------------      ------------------------------------
       Stephen E. O'Neil, Trustee               $6,000                        $34,250
       Nathan E. Saint-Amand, Trustee           $6,000                        $34,250
       B. Joseph White, Trustee                 $4,500                        $27,000


Investment Manager

Alger Management serves as investment manager to each of the Portfolios pursuant to separate written agreements (the "Management Agreements"). Certain of the services provided by, and the fees paid by the Portfolios to, Alger Management under the Management Agreements are described in the Prospectus. Alger Management is responsible for the overall administration of the Fund, subject to the supervision of the Board of Trustees. It pays the salaries of all officers who are employed by both it and the Fund. Alger Management makes investment decisions for the Portfolios, places orders to purchase and sell securities on behalf of the Portfolios and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that the Fund's distributor, Alger Inc., an affiliate of Alger Management, will serve as the Fund's broker in effecting substantially all of the PortfoliosO transactions on securities exchanges and will retain commissions in accordance with certain regulations of the SEC. Alger Management has agreed to maintain office facilities for the Fund, furnish the Fund with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund, and to compute the net asset value, net income and realized capital gains or losses of the Portfolios. Alger Management prepares semi-annual reports to the SEC and to shareholders, prepares federal and state tax returns and filings with state securities commissions, maintains the Fund's financial accounts and records and generally assists in all aspects of the Fund's operations. Alger Management bears all expenses in connection with the performance of its services under the Management Agreements.

Under the Management Agreements, Alger Management receives a fee from each Portfolio at the following annual rates based on the Portfolio's average daily net assets: .85% (Alger American Small Capitalization and Leveraged AllCap Portfolios), .80% (Alger American MidCap Growth Portfolio), .75% (Alger American Growth and Balanced Portfolios) and .625% (Alger American Income & Growth Portfolio). This fee is computed daily and paid monthly.


During the fiscal years ended December 31, 1997, 1998, and 1999, Alger Management earned under the terms of the Management Agreements $217,844, $365,820 and $610,561 respectively, in respect of Alger American Income & Growth Portfolio; $12,582,027, $8,665,222, and $6,401,767, respectively, in respect of
Alger American Small Capitalization Portfolio; $8,988,054, $10,304,264, and $19,706,780 respectively, in respect of Alger American Growth Portfolio; $103,223, $154,672, and $301,241, respectively, in respect of Alger American Balanced Portfolio; $3,536,454, $4,156,932, and $5,967,972, respectively, in respect of Alger American MidCap Growth Portfolio; and $399,269, $567,333, and $1,585,846 respectively, in respect of Alger American Leveraged AllCap Portfolio.

From time to time Alger Management or its affiliates may compensate insurance companies or their affiliates whose customers hold shares of the Portfolios for providing a variety of record-keeping, administrative, marketing and/or shareholder support services. This compensation, which may be paid at a rate of up to .45% of the net asset value of shares held by those customers, will be paid from Alger Management's or its affiliates' resources and not from the assets of the Fund.

Alger Management is owned by Alger Inc. which in turn is owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger, III and his brother, David D. Alger, are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.

Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the FundOs Code of Ethics by calling the Fund toll-free at (800) 992-3863.

UNDERWRITER

Alger Inc., the Underwriter for the Fund, is located at 30 Montgomery Street, Jersey City, NJ 07302. It is the corporate parent of Alger Management.

Independent Public Accountants

Arthur Andersen LLP serves as independent public accountants for the Fund.

EXPENSES

Each Portfolio pays expenses related to its daily operations, such as management fees, brokerage fees, custodian fees, Trustees' fees, transfer agency fees and legal and auditing costs. Alger Management has agreed to reimburse the Portfolios to the extent that the annual operating expenses (excluding interest, taxes, fees for brokerage services and extraordinary expenses) of Alger American Balanced Portfolio or Alger American Income and Growth Portfolio exceed 1.25%, or such expenses of Alger American Small Capitalization Portfolio, Alger American Growth Portfolio, Alger American MidCap Growth Portfolio, or Alger American Leveraged AllCap Portfolio exceed 1.50%, of the average daily net assets of the applicable Portfolio for any fiscal year. Any such expense reimbursements will be estimated and reconciled daily and paid on a monthly basis. In addition, from time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of one or more of the Portfolios while retaining the ability to be reimbursed by the applicable Portfolio for such amounts prior to the end of the fiscal year. This will have the effect of lowering the applicable Portfolio's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be.

DIVIDENDS AND DISTRIBUTIONS

Each Portfolio will be treated separately in determining the amounts of dividends of investment income and distributions of capital gains payable to holders of its shares. Dividends and distributions will be automatically reinvested at net asset value on the payment date for each shareholder's account in additional shares of the Portfolio that paid the dividend or distribution or, in the case of VA contracts and VLI policies, will be paid in cash at the election of the Participating Insurance Company. Any dividends of the Portfolios will be declared and paid annually. Distributions of any net realized capital gains earned by a Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned. Participating Insurance Companies and Plans will be informed about the amount and character of dividends and distributions from the relevant Portfolio for federal income tax purposes.

TAXES

The following is a summary of selected federal income tax considerations that may affect the Fund and its shareholders. The summary is not intended to substitute for individual tax advice and investors are urged to consult their own tax advisers as to the federal, state and local tax consequences of investing in the Fund.

Each Portfolio will be treated as a separate taxpayer with the result that, for federal income tax purposes, the amounts of net investment income and capital gains earned will be determined on a Portfolio-by-Portfolio (rather than on a Fund-wide) basis.

If, in any taxable year, a Portfolio fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Portfolio in computing its taxable income. In addition, in the event of a failure to qualify, the Portfolio's distributions, to the extent derived from the Portfolio's current or accumulated earnings and profits would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If a Portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if a Portfolio failed to qualify as a regulated investment company for a period greater than one taxable year, the Portfolio may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.


Each Portfolio has been structured so that each qualifies separately as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, a Portfolio must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities; and (b) meet certain quarterly diversification tests.


As a regulated investment company, a Portfolio will not be subject to federal income tax on its net investment income and net realized capital gains that it distributes to its shareholders, provided that at least 90% of its net investment income and net realized short-term capital gains for the taxable year is distributed. All net investment income and net realized capital gains distributed by a Portfolio will be reinvested automatically in additional shares of the Portfolio or paid in cash. Amounts reinvested in additional shares will be considered to have been distributed to shareholders.

The Fund distributes shares in the Portfolios to Participating Insurance Companies which will hold those shares, directly or indirectly, in a "segregated asset account" within the meaning of the Code. To qualify as a segregated asset account, the Portfolio in which such an account holds shares must meet the diversification requirements of Section 817(h) of the Code and the regulations promulgated thereunder.

The Fund has undertaken to meet the diversification requirements of Section 817(h) of the Code. This undertaking may limit the ability of a particular Portfolio to make certain otherwise permitted investments.

Income on assets of a segregated asset account will not be taxable currently to VA contracts or VLI policy holders if that account has met the diversification requirements under Section 817(h) of the Code. In the event an account is not so qualified, all VA contracts or VLI policies allocating any amount of premiums to such account will not qualify as "annuity contracts" or "life insurance" for federal income tax purposes. In that event, the holder of the VA contract or VLI policy would be taxed as though he owned a proportionate amount of the assets held by such account during and after all periods for which the account failed to be qualified.

Generally, distributions from a Plan will be taxable as ordinary income at the rate applicable to the participant at the time of distribution. In certain cases, distributions made to a participant from a Plan prior to the date on which the participant reaches age 59 1/2 are subject to a penalty tax equivalent to 10% of the amount so distributed, in addition to the ordinary income tax payable on such amount for the year in which it is distributed.

CUSTODIAN

Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540-6231, serves as custodian for the Fund pursuant to a custodian agreement under which it holds the Portfolios' assets.

TRANSFER AGENT

Alger Shareholder Services, Inc. ("Services"), 30 Montgomery Street, Jersey City, New Jersey 07302, serves as transfer agent for the Fund pursuant to a transfer agency agreement. Under the transfer agency agreement Services processes purchases and redemptions of shares of the Portfolios, maintains the shareholder account records for each Portfolio, handles certain communications between shareholders and the Fund and distributes any dividends and distributions payable by the Fund. Pursuant to the transfer agency agreement Services is compensated on a per-account and, for certain transactions, a per-transaction basis.

Counsel to the Fund

The law firm Hollyer Brady Smith Troxell Barrett Rockett Hines & Mone LLP, 551 Fifth Avenue, New York, NY 10176, acts as counsel to the Fund.

Certain Shareholders


Set forth below is certain information regarding significant shareholders of the Portfolios at April 1, 2000. Ameritas Variable Life Insurance Co. Separate Account VA-2 Variable Annuity owned beneficially or of record of 62.80% of Alger American Balanced Portfolio. American Skandia Life Assurance Company owned beneficially or of record 47.15% of Alger American Growth Portfolio and 78.02% of Alger American MidCap Growth Portfolio. Sun Life of Canada (US) owned beneficially or of record 25.66% of Alger American Income Growth Portfolio. The shareholders identified above may be deemed to control the specified Portfolios, which may have the effect of proportionately diminishing the voting power of other shareholders of these Portfolios.

At April 1, 2000, the Fund's officers and Trustees as a group owned less than 1% of any portfolio's shares.

The following table contains information regarding persons known by the Fund to own beneficially or of record 5% or more of the shares of any Portfolio. All holdings are expressed as a percentage of a Portfolio's outstanding shares as of April 1, 2000 and record and beneficial holdings are in each instance denoted as follows: record/beneficial.

                                 Alger             Alger
                                 American          American          Alger             Alger             Alger           Alger
                                 Income            Small             Alger             Alger             American        American
                                 and               Capital-          American          American          MidCap          Leveraged
                                 Growth            ization           Growth            Balanced          Growth          AllCap
Name and                         Portfolio         Portfolio         Portfolio         Portfolio         Portfolio       Portfolio
Address of                       (Record/          (Record/          (Record/          (Record/          (Record/        (Record/
Shareholders                     Beneficial)       Beneficial)       Beneficial)       Beneficial)       Beneficial)     Beneficial)
----------                       ----------        ----------        ----------        ----------        ----------      ----------
American Skandia                    */__              */__           47.15%*/__           */__            78.02%*/__         */__
Life Assurance
Company
P. O. Box 883
Shelton, CT 06484

Transamerica                     22.66%*/__           */__              */__              */__              */__             */__
Life Ins. & Annuity Co.
Separate Account VA6
401 N. Tryon St. Suite 700
Charlotte, NC 28210

Ameritas Variable                   */__              */__              */__            8.09%*/__           */__           5.09%*/__
Life Insurance Co.
Separate Acct V
Variable Life Product
P.O. Box 82550
Lincoln, NE 68501

Ameritas Variable                   */__              */__              */__           62.80%*/__           */__          21.69%*/__
Life Insurance Co.
Separate Acct. VA-2
Variable Annuity Product
P.O. Box 82550
Lincoln, NE 68501

Sun Life of Canada (US)          25.66%*/__           */__              */__              */__              */__             */__
Retirement Products
P.O. Box 9134
Boston, MA 02117

Aetna Life Insurance             16.98%*/__           */__              */__            8.22%*/__           */__           5.06%*/__
and Annuity Company
151 Farmington Avenue
Hartford, CT  06156

Security First Life Ins. Co.        */__           11.49%*/__           */__              */__              */__             */__
Separate Account A
11365 W. Olympic Blvd
Los Angeles, CA 90064

New York Life                       */__           19.40%*/__           */__              */__               */__            */__
300 Interpace Pkwy
Parsippany, NJ 07054

CG Variable Annuity                 */__              */__              */__              */__               */__          7.76%*/__
Separate Acct II
1300 South Clinton
Ft. Wayne, IN 46802

Conseco Variable                    */__              */__              */__              */__               */__         17.44%*/__
Insurance Co.
11825 North Pennsylvania St.
Carmel, IN  46032

GE Life & Annuity Assurance Co.     */__           22.29%*/__        10.48%*/__           */__               */__            */__
Separate Acct. III
6610 W. Broad St.
Richmond, VA 23230

Lincoln Benefit                  10.51%*/__           */__               */__             */__               */__            */__
Life
Variable Annuity
P.O. Box 80469
Lincoln, NE 68501-0469

                              Alger             Alger
                              American          American                                              Alger             Alger
                              Income            Small             Alger             Alger             American          American
                              and               Capital-          American          American          MidCap            Leveraged
                              Growth            ization           Growth            Balanced          Growth            AllCap
Name and                      Portfolio         Portfolio         Portfolio         Portfolio         Portfolio         Portfolio
Address of                    (Record/          (Record/          (Record/          (Record/          (Record/          (Record/
Shareholders                  Beneficial)       Beneficial)       Beneficial)       Beneficial)       Beneficial)       Beneficial)
----------                    ----------        ----------        ----------        ----------        ----------        ----------
Security Life of Denver           */__              */__             */__               */__              */__           5.60%*/_
Separate Account L1
1290 Broadway
Denver, CO 80203-5699

Lincoln Benefit Life            8.01%*/_            */__              */__              */__              */__              */__
Variable Annunity IA
P.O. Box 80469
Lincoln, NE 68501-0469

United of Omaha                   */__            6.18*/__            */__              */__              */__              */__
Life Insurance
Mutual of Omaha Plaza
Omaha, NE 68175

Provident Mutual                  */__             5.41%*/__          */__              */__              */__              */__
Life Insurance Co.
Variable Life
1000 Chesterbrook Blvd
Berwyn, PA19312-1181

Allmerica Financial               */__               */__             */__           9.37%*/__            */__              */__
Life Insurance and
Annuity Company
440 Lincoln Street
Worcester, MA 01653

Great-West Life &                 */__               */__             */__           6.68%/__             */__              */__
Annuity Insurance Co.
8515 East Orchard Rd.
Englewood, CO 80111-5097

Allianz Lfe Insurance             */__               */__             */__              */__              */__            5.84%/__
Co. of North America
1750 Hennepin Ave.
Minneapolis, MN 55403

Reliastar Life Insurance Co.      */__               */__             */__              */__              */__           11.19%/__
Northern Variable Annuity
P.O. Box 20
Minneapolis, MN 55440-0020

----------------------

*  Indicates shareholder owns less than 5% of the Portfolio's shares.

ORGANIZATION

The Fund has been organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated April 6, 1988 (the "Trust Agreement"). Alger American Small Capitalization Portfolio, Alger American Income & Growth Portfolio, Alger American Growth Portfolio, Alger American Balanced Portfolio (formerly the Alger American Fixed Income Portfolio), Alger American MidCap Growth Portfolio and Alger American Leveraged AllCap Portfolio commenced operations on September 21, 1988, November 15, 1988, January 9, 1989, September 5, 1989, May 3, 1993, and
January 25, 1995, respectively. The Fund offers an unlimited number of shares of six series, representing the shares of the Portfolios. The Fund's Board of Trustees may establish additional Portfolios at any time. The word "Alger" in the Fund's name has been adopted pursuant to a provision contained in the Trust Agreement. Under that provision, Alger Associates, Inc. may terminate the Fund's license to use the word "Alger" in its name when Alger Management ceases to act as the Fund's investment manager.

Shares do not have cumulative voting rights, which means that holders of more than 50 percent of the shares voting for the election of Trustees can elect all Trustees. Shares have equal voting rates, which cannot be adversely modified, other than by majority vote. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Portfolio, except with respect to the election of Trustees and the ratification of the selection of independent accountants. In the interest of economy and convenience, certificates representing shares of a Portfolio are physically issued only upon specific written request of a shareholder.

Meetings of shareholders normally will not be held for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Under the Act, shareholders of record of no less than two-thirds of the outstanding shares of the Fund may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Trust Agreement, the Trustees are required to call a meeting of shareholders for the purpose of voting on the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10 percent of the Fund's outstanding shares.

Although the Fund is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the FundOs Declaration of Trust. Shareholders of one Portfolio may vote only on matters that affect that Portfolio.

Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility that the Fund believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Fund in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

Under normal circumstances, other than the shares issued to Alger Inc. in connection with its creation and initial capitalization, the Fund intends to distribute shares of the Portfolios only to Participating Insurance Companies and Plans, so that only Participating Insurance Companies and their separate accounts and Plans will be considered shareholders of the Portfolios. Although the Participating Insurance Companies and their separate accounts and the Plans are the shareholders or investors, the Participating Insurance Companies will pass through voting rights to their VA contract and VLI policy holders. Plan sponsors may or may not pass through voting rights to Plan participants, depending on the terms of the Plan's governing documents. For a discussion of voting rights please refer to the Participating Insurance Companies' prospectuses or the Plan documents.

DETERMINATION OF PERFORMANCE

Each Portfolio may include quotations of its "total return" in advertisements or reports to shareholders or prospective investors. Total return figures show the aggregate or average percentage change in value of an investment in a Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent 1, 5 and 10 year periods, and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis) and may utilize dollar cost averaging. The Portfolio may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in Portfolio share price and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions). "Total return" and "yield" for a Portfolio will vary based on changes in market conditions. In addition, since the deduction of a Portfolio's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the Portfolio's expenses.

The "total return" and "yield" as to each of the Portfolios are computed according to formulas prescribed by the SEC. These performance figures are calculated in the following manner:

A. Total Return-a Portfolio's average annual total return described in the Prospectus is computed according to the following formula:

                              P (1+T)(n)=ERV

Where:        P =     a hypothetical initial payment of $1,000
              T =     average annual total return
              n =     number of years

              ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of the 1, 5 and 10 year periods (or fractional portion thereof);

The average annual total returns for the Portfolios for the periods indicated were as follows:


                                                                                         Period
                                                     Five              Ten               from
                                                     Years             Years             Inception*
                                   Year Ended        Ended             Ended             through
                                   12/31/99          12/31/99          12/31/99          12/31/99
                                   ----------        --------          --------          ----------
Alger American Balanced
 (formerly Alger
 American Fixed Income)             29.21%            23.60%            13.78%            13.61%
Alger American Income &
 Growth                             42.45%            32.97%            18.93%            17.71%
Alger American Small
 Capitalization                     43.42%            22.64%            18.22%            20.86%
Alger American Growth               33.74%            30.94%            22.89%            23.05%
Alger American MidCap
 Growth                             31.85%            26.14%             N/A              24.72%
Alger American Leveraged
 AllCap                             78.06%             N/A               N/A              46.44%


* The Alger American Balanced Portfolio, the Alger American Income & Growth Portfolio, the Alger American Small Capitalization Portfolio, the Alger American Growth Portfolio, the Alger American MidCap Growth Portfolio and the Alger American Leveraged AllCap Portfolio commenced operations on September 5, 1989, November 15, 1988, September 21, 1988, January 9, 1989, May 3, 1993 and January 25, 1995, respectively.

B. Yield--a Portfolio's net annualized yield described in the Prospectus is computed according to the following formula:

                                 a-b
                    YIELD = 2[(------ + 1)(6) - 1]
                                 cd

Where:     a =    dividends and interest earned during the period
           b =    expenses accrued for the period (net of reimbursements)
           c =    the average daily number of shares  outstanding during the period that were entitled to receive dividends
           d =    the maximum offering price per share on the last day of the period

In General

Current performance information for the Portfolios may be obtained by calling the Fund at (800) 992-3863. All performance figures are based on historical earnings. A Portfolio's quoted performance may not be indicative of future performance. A Portfolio's performance will depend upon factors such as the Portfolio's expenses and the types and maturities of instruments held by the Portfolio. In addition, the actual return to a holder of a VA contract or a VLI policy will be affected by charges imposed by the separate accounts of Participating Insurance Companies or, in the case of Plan participants, by any charges imposed under the Plan.

From time to time, advertisements or reports to shareholders may compare the yield or performance of a Portfolio with that of other mutual funds with a similar investment objective. The performance of the Portfolios, for example, might be compared with rankings prepared by Lipper Analytical Services Inc., which is a widely recognized, independent service that monitors the performance of mutual funds, as well as with various unmanaged indexes, such as the S&P 500 Index, the Russell 2000 Growth Index, the S&P SmallCap 600 Index, the Wilshire Small Company Growth Index, the Lehman Government/Corporate Bond Index or the S&P MidCap 400 Index. In addition, evaluations of the Portfolios published by nationally recognized ranking services or articles regarding performance, rankings and other Portfolio characteristics may appear in national publications including, but not limited to, Barron's, Business Week, Forbes, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Money, Morningstar, The New York Times, USA Today and The Wall Street Journal and may be included in advertisements or communications to shareholders. Any given performance comparison should not be considered as representative of such Portfolio's performance for any future period.

INVESTOR AND SHAREHOLDER INFORMATION

Investors and shareholders may contact the Fund toll-free at (800) 992-3863 for further information regarding the Fund and the Portfolios, including current performance quotations, as well as for assistance in selecting a Portfolio. Holders of VA contracts or VLI policies issued by Participating Insurance Companies and participants in Plans for which shares of one or more Portfolios are the investment vehicle may receive from the Participating Insurance Companies or Plan sponsor unaudited semi-annual financial statements and year-end financial statements audited by the Fund's independent public accountants. Each report will show the investments owned by each of the Portfolios and the market values of the investments and will provide other information about the Fund and its operations.

ALGER AMERICAN GROWTH PORTFOLIO
Portfolio Highlights Through December 31, 1999 (Unaudited)

HYPOTHETICAL $10,000 INVESTMENT--10 Years Ended 12/31/99


[LINE CHART OMITTED]

         Alger American Growth      S&P 500 Index
         ---------------------      -------------
1/1/90           10000                  10000
12/31/90         10414                   9690
12/91            14619                  12643
12/92            16429                  13607
12/93            20120                  14978
12/94            20411                  15175
12/95            27834                  20880
12/96            31550                  25673
12/97            39673                  34240
12/98            58744                  44026
12/99            78567                  53287


The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American Growth Portfolio and the S&P 500 Index for the ten years ended December 31, 1999. The figures for both the Alger American Growth Portfolio and the S&P 500 Index, an unmanaged index of common stocks, include reinvestment of dividends.

PERFORMANCE COMPARISON THROUGH December 31, 1999

                                                                    Average Annual Total Returns
                                                                                            Since Inception
                                                 1 Year         5 Years       10 Years           1/9/89
                                                 ----------------------------------------------------------
      Alger American Growth Portfolio             33.74%         30.94%        22.89%            23.05%

      S&P 500 Index                               21.04%         28.56%        18.21%            19.22%
                                                 ----------------------------------------------------------

PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES AGAINST ASSETS OR ANNUITIES. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1999

--------------------------------------------------------------------------------

   SHARES     COMMON STOCKS--90.5%                                   VALUE
   ------                                                            -----

              ADVERTISING--.5%
  170,000     Omnicom Group Inc..............................    $  17,000,000
                                                                 -------------

              AEROSPACE--4.1%
1,139,000     Honeywell International Inc....................       65,706,063
1,106,800     United Technologies Corp.......................       71,942,000
                                                                 -------------
                                                                   137,648,063

              AUTOMOTIVE--1.0%
  543,600     Harley Davidson, Inc...........................       34,824,375
                                                                 -------------

              BIO-TECHNOLOGY--3.4%
1,713,400     Amgen Inc.*....................................      102,911,087
  167,900     Biogen Inc.*...................................       14,187,550
                                                                 -------------
                                                                   117,098,637
                                                                 -------------

              BROADCASTING--1.1%
  198,000     Clear Channel Communications Inc.*.............       17,671,500
  194,400     EchoStar Communications Corp., Cl. A*..........       18,954,000
                                                                 -------------
                                                                    36,625,500
                                                                 -------------

              BUILDING & CONSTRUCTION--.3%
  414,500     Masco Corp.....................................       10,517,937
                                                                 -------------

              BUSINESS SERVICES--1.0%
1,299,200     IMS Health Inc.................................       35,322,000
                                                                 -------------

              COMMUNICATION EQUIPMENT--9.2%
1,106,300     Cisco Systems, Inc.*...........................      118,512,388
  792,400     Corning Inc....................................      102,170,075
  626,400     Motorola, Inc..................................       92,237,400
                                                                 -------------
                                                                   312,919,863
                                                                 -------------

              COMMUNICATIONS--12.1%
1,492,000     America Online Inc.*...........................      112,552,750
  881,550     At Home Corp. Series A*........................       37,796,456
  953,500     AT&T Corp. Liberty Media Group, Cl. A*.........       54,111,125
  945,100     Comcast Corp. Cl. A Special....................       47,786,619
  364,400     Cox Communications Inc., Cl. A*................       18,766,600
  533,550     MCI Worldcom Inc.*.............................       28,311,497
  565,900     MediaOne Group Inc.*...........................       43,468,194
  156,000     Qualcomm Inc.*.................................       27,475,500
  581,100     Sprint Corp....................................       39,115,294
                                                                 -------------
                                                                   409,384,035
                                                                 -------------

              COMPUTER RELATED & BUSINESS EQUIPMENT--2.8%
1,856,200     Dell Computer Corp.*...........................       94,666,200
                                                                 -------------

              COMPUTER SERVICES--5.8%
  663,400     eBay Inc.*.....................................    $  83,049,387
  259,794     Yahoo Inc.*....................................      112,409,616
                                                                 -------------
                                                                   195,459,003
                                                                 -------------

              COMPUTER SOFTWARE--5.7%
  564,200     Intuit Inc.*...................................       33,816,737
1,367,000     Microsoft Corporation*.........................      159,597,250
                                                                 -------------
                                                                   193,413,987
                                                                 -------------

              ENERGY & ENERGY SERVICES--2.6%
2,206,000     Halliburton Co.................................       88,791,500
                                                                 -------------

              FINANCIAL SERVICES--11.9%
  143,500     American Express Co............................       23,856,875
1,197,369     Bank of America Corp...........................       60,092,957
1,757,050     Citigroup Inc..................................       97,626,091
  418,437     Firstar Corp...................................        8,839,482
  835,200     Household International Inc....................       31,111,200
  500,900     Kansas City Southern Industries, Inc............      37,379,663
  196,100     Merrill Lynch & Co., Inc.......................       16,374,350
  884,400     Morgan Stanley Dean Witter & Co................      126,248,100
                                                                 -------------
                                                                   401,528,718
                                                                 -------------

              FREIGHT--2.5%
1,222,400     United Parcel Service Inc., Cl. B..............       84,345,600
                                                                 -------------

              INSURANCE--2.5%
  783,883     American International Group, Inc..............       84,757,349
                                                                 -------------

              LEISURE & ENTERTAINMENT--.4%
  314,000     Carnival Corp..................................       15,013,125
                                                                 -------------

              PHARMACEUTICALS--6.2%
  956,100     Bristol Myers Squibb Co........................       61,369,669
1,299,650     Pfizer Inc.....................................       42,157,397
1,280,500     Warner-Lambert Co..............................      104,920,969
                                                                 -------------
                                                                   208,448,035
                                                                 -------------

              RETAILING--7.7%
  508,100     Amazon.com Inc.*...............................       38,679,112
  645,800     Best Buy Company Inc.*.........................       32,411,088
  212,900     Costco Wholesale Corp.*........................       19,427,125
1,534,200     Home Depot, Inc................................      105,188,588
  951,800     Wal-Mart Stores Inc............................       65,793,175
                                                                 -------------
                                                                   261,499,088
                                                                 -------------

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1999 (Cont'd)


   SHARES      COMMON STOCKS (Cont'd)                                 VALUE
   ------                                                             -----

              SEMICONDUCTOR CAPITAL EQUIPMENT--4.2%
  811,700     Applied Materials Inc.*........................   $  102,832,243
   583,300    Teradyne, Inc.*................................       38,497,800
                                                                --------------
                                                                   141,330,043
                                                                --------------

              SEMICONDUCTORS--5.5%
  858,100     Altera Corporation*............................       42,529,581
  993,500     Intel Corp.....................................       81,777,469
  650,900     Linear Technology Corporation..................       46,580,031
  156,000     Texas Instruments, Incorporated................       15,112,500
                                                                --------------
                                                                   185,999,581
                                                                --------------

              Total Common Stocks
                (Cost $2,244,799,324)........................    3,066,592,639
                                                                --------------

              PREFERRED STOCK--.6%
              COMMUNICATIONS
  102,500     Nokia Corporation, ADR
              (Cost $ 17,261,765)............................       19,475,000
                                                                --------------

 Principal
  Amount
  ------      SHORT-TERM INVESTMENTS--11.6%

              SHORT-TERM CORPORATE NOTES--10.8%
$50,000,000   AT&T Capital Corporation,
                 6.36%, 1/14/00..............................       49,885,167
 50,000,000   Corporate Receivables Corp.,
                 6.60%, 1/14/00(a)...........................       49,880,833
 50,000,000   Ford Motor Credit Company,
                 6.41%, 1/13/00..............................       49,893,167
 40,000,000   Forrestal Funding Master Trust,
                 5.50%, 1/24/00(a)...........................       39,859,444
 50,000,000   Inter-American Development Bank,
                 5.74%, 1/12/00..............................       49,912,306
 40,000,000   Merrill Lynch & Co., Inc.,
                 5.55%, 1/27/00..............................       39,839,667
 35,000,000   Petrofina (DE) Inc.,
                 6.25%, 1/10/00..............................       34,945,312
 50,000,000   Toronto-Dominion Holdings (USA) Inc.,
                 5.94%, 1/27/00..............................       49,785,517
                                                                --------------

              TOTAL SHORT-TERM CORPORATE NOTES
                (Cost $364,001,413)..........................      364,001,413
                                                                --------------


                                                                     Value
                                                                     -----
      SECURITIES HELD UNDER
         REPURCHASE AGREEMENTS--.8%
      Securities Held Under Repurchase
         Agreements, 2.87%, 1/03/00, with
         Bear, Stearns & Co. Inc., dtd 12/31/99,
         repurchase price $27,462,298; collateralized
         by U.S. Treasury Notes and U.S. Treasury Bonds
        (Total par value $28,515,000 due
         1/15/09-4/15/28)....................................   $  27,455,731
                                                                -------------

      TOTAL SHORT-TERM INVESTMENTS
        (Cost $391,457,144)..................................     391,457,144
                                                                -------------

TOTAL INVESTMENTS
  (Cost $2,653,518,233)(b)......................     102.7%     3,477,524,783
Liabilities in Excess of Other Assets...........      (2.7)       (89,998,876)
                                                     -----     --------------
NET ASSETS......................................     100.0%    $3,387,525,907
                                                     =====     ==============

--------------------------------------------------------------------------------
 *   Non-income producing security.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b) At December 31, 1999, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,653,518,233, amounted to $824,006,550 which consisted of aggregate gross unrealized appreciation of $904,324,526 and aggregate gross unrealized depreciation of $80,317,976.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                 -------------------------------------------------------------------
                                                     1999          1998           1997          1996         1995
                                                 -----------    ----------     ----------     --------     ---------
Net asset value, beginning of year ..........    $     53.22    $    42.76     $    34.33     $  31.16     $   23.13
                                                 ----------     ----------     ----------     --------     ---------
Net investment income (loss) ................         (0.03)          0.09           0.13         0.12          0.02
Net realized and unrealized gain
 (loss) on investments ......................         16.66          18.32           8.66         4.00          8.33
                                                 ----------     ----------     ----------     --------     ---------
    Total from investment operations ........         16.63          18.41           8.79         4.12          8.35
                                                 ----------     ----------     ----------     --------     ---------
Dividends from net investment income ........         (0.08)         (0.13)         (0.13)       (0.02)        (0.07)
Distributions from net realized gains .......         (5.39)         (7.82)         (0.23)       (0.93)        (0.25)
                                                 ----------     ----------     ----------     --------     ---------
    Total Distributions .....................         (5.47)         (7.95)         (0.36)       (0.95)        (0.32)
                                                 ----------     ----------     ----------     --------     ---------
Net asset value, end of year ................    $    64.38     $    53.22     $    42.76     $  34.33     $   31.16
                                                 ==========     ==========     ==========     ========     =========
Total Return ................................         33.74%         48.07%         25.75%       13.35%        36.37%
                                                 ==========     ==========     ==========     ========     =========
Ratios and Supplemental Data:
    Net assets, end of year (000's omitted)..    $3,387,526     $1,905,719     $1,072,529     $991,028     $ 502,974
                                                 ==========     ==========     ==========     ========     =========
    Ratio of expenses to average net assets..          0.79%          0.79%          0.79%        0.79%         0.85%
                                                 ==========     ==========     ==========     ========     =========
    Ratio of net investment income (loss) to
      average net assets ....................         (0.03%)         0.25%          0.27%        0.50%         0.18%
                                                 ==========     ==========     ==========     ========     =========
    Portfolio Turnover Rate .................        135.13%        127.38%        129.50%       82.86%       118.33%
                                                 ==========     ==========     ==========     ========     =========


                       See Notes to Financial Statements.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
Portfolio  Highlights Through December 31, 1999 (Unaudited)

HYPOTHETICAL $10,000 INVESTMENT--10 Years Ended 12/31/99


[LINE CHART OMITTED]

               Russell 2000         Alger American
               Growth Index     Small Capitalization
               ------------     --------------------
1/90               10000               10000
12/31/90           10871                8259
12/91              17127               12486
12/92              17736               13457
12/93              20091               15254
12/94              19212               14884
12/95              27724               19500
12/96              28884               21696
12/97              32174               24505
12/98              37171               24809
12/99              53309               35501


The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American Small Capitalization Portfolio and the Russell 2000 Growth Index for the ten years ended December 31, 1999. The figures for both the Alger American Small Capitalization Portfolio and the Russell 2000 Growth Index, an unmanaged index of common stocks of small capitalization companies, include reinvestment of dividends.


PERFORMANCE COMPARISON THROUGH December 31, 1999

                                                                 Average Annual Total Returns
                                                                                           Since Inception
                                                  1 Year      5 Years      10 Years            9/21/88
                                                 ---------------------------------------------------------
      Alger American Small
        Capitalization Portfolio                 43.42%       22.64%       18.22%             20.86%

      Russell 2000 Growth Index                  43.10%       18.99%       13.51%             13.73%
                                                 ---------------------------------------------------------

PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES AGAINST ASSETS OR ANNUITIES. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1999


SHARES        COMMON STOCKS--90.4%                                  VALUE
------                                                              -----

              ADVERTISING--1.8%
  170,600     Young & Rubicam Inc............................    $ 12,069,950
                                                                 ------------
              AIRLINES--.5%
  111,000     SkyWest Inc....................................       3,108,000
                                                                 ------------
              BIO-TECHNOLOGY--4.8%
  413,500     Cygnus, Inc.*+.................................       7,546,375
   48,000     IDEC Pharmaceuticals Corporation*..............       4,716,000
   34,800     Medimmune Inc.*................................       5,772,450
  120,000     Protein Design Labs Inc.*......................       8,400,000
   57,600     Sepracor Inc.*+................................       5,713,200
                                                                 ------------
                                                                   32,148,025
                                                                 ------------
              BROADCASTING--6.1%
   65,400     Acme Communications Inc.*+.....................       2,174,550
  192,000     Adelphia Business Solutions Inc., Cl. A*.......       9,216,000
  185,100     Citadel Communications Corp.*..................      12,008,363
   40,000     Cumulus Media Inc., Cl. A*.....................       2,030,000
   99,600     Emmis Communications Corp., CI. A*+............      12,414,205
  139,900     Salem Communications Corp., Cl. A*.............       3,165,238
                                                                 ------------
                                                                   41,008,356
                                                                 ------------
              BUSINESS SERVICES--11.4%
   50,000     Ariba Inc.*....................................       8,868,750
  243,300     BISYS Group Inc.*+.............................      15,875,325
  274,100     eSpeed Inc.*...................................       9,747,682
  176,300     FactSet Research Systems Inc...................      14,037,888
  102,100     F.Y.I. Incorporated*...........................       3,471,400
  138,700     Getty Images Inc.*+............................       6,778,963
  288,000     The Management Network Group Inc.*.............       9,396,000
  225,600     Marketing Services Group Inc.*.................       3,778,800
  168,100     Source Information Management Co.*+............       2,815,675
   70,000     United Stationers Inc.*........................       1,999,375
                                                                 ------------
                                                                   76,769,858
                                                                 ------------

              COMMUNICATION EQUIPMENT--1.7%
  120,000     Alpha Industries Inc.*.........................       6,877,500
   99,600     Aware Inc.*....................................       3,622,950
   42,000     MCK Communications Inc.*.......................         945,000
                                                                 ------------
                                                                   11,445,450
                                                                 ------------

              COMMUNICATIONS--2.6%
   90,400     AirGate PCS Inc.*..............................       4,768,600
   21,000     Cox Radio, Inc., Cl. A*........................       2,094,750
  160,900     ITC DeltaCom Inc.*+............................       4,444,863
   94,500     Primus Telecommunications Group Incorporated*..       3,614,625
   51,000     Time Warner Telecom Inc., Cl. A*...............       2,546,812
                                                                 ------------
                                                                   17,469,650
                                                                 ------------

              COMPUTER RELATED & BUSINESS EQUIPMENT--1.3%
  229,000     Antec Corp.*...................................       8,358,500
   12,000     Digital Lightwave Inc.*........................         768,000
                                                                 ------------
                                                                    9,126,500
                                                                 ------------

              COMPUTER SERVICES--10.1%
  168,800     CNET Inc.*.....................................    $  9,579,400
   83,600     Critical Path, Inc.*...........................       7,889,750
   49,300     eBay Inc.*.....................................       6,171,744
  134,400     Exodus Communications, Inc.*...................      11,936,400
   86,200     Insituform Technologies Inc.*..................       2,435,150
  164,000     Official Payments Corp.*+......................       8,528,000
   93,087     QRS Corp.*.....................................       9,774,135
   73,400     Vignette Corp.*................................      11,964,200
                                                                 ------------
                                                                   68,278,779
                                                                 ------------

              COMPUTER SOFTWARE--7.7%
  127,800     Advent Software Inc.*..........................       8,235,113
  196,700     BSquare Corp.*.................................       8,249,106
   42,000     Business Objects ADS...........................       5,612,250
  361,900     Intuit Inc.*...................................      21,691,381
   29,600     Micromuse Inc.*................................       5,032,000
   84,100     Radiant Systems Inc.*+.........................       3,379,769
                                                                 ------------
                                                                   52,199,619
                                                                 ------------

              CONSUMER PRODUCTS--2.9%
   33,400     Furniture Brands International Inc.*...........         734,800
  175,500     Mettler-Toledo International Inc.*.............       6,701,906
  276,600     Pittway Corp., Cl. A...........................      12,395,138
                                                                 ------------
                                                                   19,831,844
                                                                 ------------

              ENERGY & ENERGY SERVICES--1.0%
  107,800     Calpine Corp.*.................................       6,899,200
                                                                 ------------

              FOODS & BEVERAGES--1.2%
  199,000     Beringer Wine Estates Holdings, Cl. B*.........       7,935,125
                                                                 ------------

              HEALTH CARE--2.6%
  141,200     Cytyc Corporation*.............................       8,622,025
  202,600     ENZON Inc.*....................................       8,787,775
                                                                 ------------
                                                                   17,409,800
                                                                 ------------

              MEDICAL DEVICES--2.3%
  109,400     Caliper Technologies Corp.*+...................       7,302,450
  150,400     CONMED Corporation*............................       3,891,600
  210,100     Varian Inc.*...................................       4,727,250
                                                                 ------------
                                                                   15,921,300
                                                                 ------------
              MEDICAL SERVICES--2.0%
  292,500     Hooper Holmes Inc..............................       7,531,875
  150,000     ILEX Oncology Inc.*............................       3,618,750
   99,400     MedQuist Inc.*.................................       2,565,763
                                                                 ------------
                                                                   13,716,388
                                                                 ------------
              OIL & GAS--1.7%
  163,100     B.J. Services Company*.........................       6,819,619
  460,900     Varco International Inc.*+.....................       4,695,417
                                                                 ------------
                                                                   11,515,036
                                                                 ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1999

-------------------------------------------------------------------------------


 SHARES       COMMON STOCKS (Cont'd)                                  VALUE
 ------                                                               -----

              PHARMACEUTICALS--2.0%
  172,300     Alpharma Inc., Cl. A*+.........................    $  5,298,225
  100,000     BioCryst Pharmaceuticals Inc.*+................       2,950,000
   75,600     Celgene Corp.*+................................       5,292,000
                                                                 ------------
                                                                   13,540,225
                                                                 ------------
              RETAILING--12.9%
   94,000     Bed Bath & Beyond Inc.*........................       3,266,500
  420,300     BJ's Wholesale Club Inc.*......................      15,340,950
  100,900     Cost Plus Inc.*................................       3,594,563
  384,400     Ethan Allen Interiors Inc.+....................      12,324,825
  407,700     Linens'n Things Inc.*..........................      12,078,113
  265,100     Michaels Stores Inc.*..........................       7,555,350
   94,850     Pacific Sunwear of California Inc.*+...........       3,023,344
  227,200     Sharper Image Corp.*...........................       2,882,600
  245,000     Sunglass Hut International Inc*................       2,756,250
   84,100     Too Inc.*......................................       1,450,725
  105,100     Tuesday Morning Corp.*+........................       1,937,780
  320,600     Tweeter Home Entertainment Group Inc.*.........      11,381,300
   84,100     Valuevision International Inc., Cl. A*.........       4,819,981
  100,150     Williams Sonoma Inc.*..........................       4,606,900
                                                                 ------------
                                                                   87,019,181
                                                                 ------------

              SEMICONDUCTOR CAPITAL EQUIPMENT--5.7%
  133,200     ASM Lithography Holding NV*+...................      15,151,500
  236,500     Atmi Inc.*.....................................       7,819,281
  230,200     PRI Automation, Inc.*..........................      15,452,175
                                                                 ------------
                                                                   38,422,956
                                                                 ------------
              SEMICONDUCTORS--7.2%
   42,000     Applied Micro Circuits Corp.*..................       5,344,500
  151,200     Conexant Systems Inc.*.........................      10,035,900
  101,300     Dallas Semiconductor Corp......................       6,527,518
  206,100     Lattice Semiconductor Corp.*...................       9,712,463
  157,200     Microchip Technology Incorporated*.............      10,758,375
  116,800     Vitesse Semiconductor Corp.*...................       6,124,700
                                                                 ------------
                                                                   48,503,456
                                                                 ------------
              TRANSPORTATION--.3%
   42,000     Forward Air Corporation *......................       1,821,750
                                                                 ------------
              MISCELLANEOUS--.6%
  278,600     Coinstar Inc.*+................................       3,900,400
                                                                 ------------
              TOTAL COMMON STOCKs
                (Cost $407,124,415)..........................     610,060,848
                                                                 ------------

  Principal
   Amount     SHORT-TERM INVESTMENTS--11.9%                          Value
   ------                                                            -----
              SHORT-TERM CORPORATE NOTES--10.4%
$10,000,000   Forrestal Funding Master Trust,
                5.50%, 1/24/00(a)............................    $  9,964,861
 25,000,000   Inter-American Development Bank,
                5.74%, 1/12/00...............................      24,956,153
 15,000,000   Merrill Lynch & Co., Inc.,
                6.55%, 1/19/00...............................      14,950,875
 20,000,000   Petrofina (DE) Inc.,
                6.25%, 1/11/00...............................      19,965,277
                                                                 ------------
              TOTAL SHORT-TERM CORPORATE NOTES
                (Cost $69,837,166)...........................      69,837,166
                                                                 ------------
         SECURITIES HELD UNDER
           REPURCHASE AGREEMENTS--1.5%
         Securities Held Under Repurchase
           Agreements, 2.87%, 1/03/00, with
           Bear, Stearns & Co. Inc., dtd 12/31/99,
           repurchase price $10,348,327; collateralized
           by U.S. Treasury Notes
           (par value $10,725,000 due 1/15/09)...............      10,345,853
                                                                 ------------
         Total Short-Term Investments
           (Cost $80,183,019)................................      80,183,019
                                                                 ------------
TOTAL INVESTMENTS
  (Cost $487,307,434)(b)......................    102.3%          690,243,867
Liabilities in Excess of Other Assets.........     (2.3)          (15,379,680)
                                                  -----          ------------
NET ASSETS.........................               100.0%         $674,864,187
                                                  =====          ============

--------------------------------------------------------------------------------
 +   Securities partially or fully on loan.
 *   Non-income producing security.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b) "At December 31, 1999, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $487,307,434, amounted to $202,936,433 which consisted of aggregate gross unrealized appreciation of $212,312,675 and aggregate gross unrealized depreciation of $9,376,242.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
--------------------------------------------------------------------------------

                                                                       YEAR ENDED DECEMBER 31,
                                                 ------------------------------------------------------------------
                                                    1999          1998          1997         1996          1995
                                                 ----------   -----------    ----------   ----------    ---------
Net asset value, beginning of year...........    $  43.97     $    43.75     $  40.91     $    39.41     $  27.31
                                                 --------     ----------     --------     ----------     --------
Net investment loss..........................       (0.12)(i)      (0.02)       (0.05)(i)      (0.04)(i)    (0.09)
Net realized and unrealized gain
  (loss) on investments......................       16.98           6.30         4.45           1.70        12.19
                                                 --------     ----------     --------     ----------     --------
    Total from investment operations.........       16.86           6.28         4.40           1.66        12.10
Distributions from net realized gains........       (5.68)         (6.06)       (1.56)         (0.16)          --
                                                 --------     ----------     --------     ----------     --------
Net asset value, end of year.................    $  55.15     $    43.97     $  43.75     $    40.91     $  39.41
                                                 ========     ==========     ========     ==========     ========
Total Return.................................       43.42%         15.53%       11.39%          4.18%       44.31%
                                                 ========     ==========     ========     ==========     ========
Ratios and Supplemental Data:
   Net assets, end of year (000's omitted)...    $674,864     $1,216,584     $997,586     $1,469,518     $984,212
                                                 ========     ==========     ========     ==========     ========
   Ratio of expenses to average net assets...        0.90%          0.89%        0.89%          0.88%        0.92%
                                                 ========     ==========     ========     ==========     ========
   Ratio of net investment loss to
       average net assets....................       (0.28%)        (0.20%)      (0.12%)        (0.09%)      (0.48%)
                                                 ========     ==========     ========     ==========     ========
   Portfolio Turnover Rate...................      182.25%        142.90%      104.43%        110.04%       80.66%
                                                 ========     ==========     ========     ==========     ========


(i)  Amount was computed based on average shares outstanding during the year.


                       See Notes to Financial Statements.

ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
PORTFOLIO HIGHLIGHTS THROUGH DECEMBER 31, 1999 (UNAUDITED)

HYPOTHETICAL $10,000 INVESTMENT--10 Years Ended 12/31/99


[LINE CHART OMITTED]

                  Alger American
                  Income & Growth      S&P 500 Index
                  ---------------      -------------
1/1/90                 10000               10000
12/90                  10028                9690
12/91                  12386               12643
12/92                  13456               13607
12/93                  14847               14978
12/94                  13618               15175
12/95                  18402               20880
12/96                  22024               25673
12/97                  30015               34240
12/98                  39737               44026
12/99                  56605               53287


The  chart  above  illustrates  the  growth in value of a  hypothetical  $10,000 investment made in the Alger American Income and Growth Portfolio and the S&P 500 Index for the ten years ended December 31, 1999. Figures for the Alger American Income and Growth Portfolio and the S&P 500 Index, an unmanaged index of common stocks, include reinvestment of dividends.


PERFORMANCE COMPARISON THROUGH December 31, 1999

                                                                 Average Annual Total Returns
                                                                                              Since Inception
                                                  1 Year       5 Years        10 Years            11/15/88
                                                 --------------------------------------------------------------
      Alger American Income
        and Growth Portfolio                      42.45%        32.97%         18.93%              17.71%

      S&P 500 Index                               21.04%        28.56%         18.21%              19.23%
                                                 --------------------------------------------------------------

PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES AGAINST ASSETS OR ANNUITIES. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1999


   SHARES     COMMON STOCKS--90.2%                                   VALUE
   ------                                                            -----

              ADVERTISING--4.1%
   21,600     Omnicom Group Inc..............................    $  2,160,000
   22,600     Young & Rubicam Inc............................       1,598,950
                                                                 ------------
                                                                    3,758,950
                                                                 ------------

              AEROSPACE--1.4%
   22,600     Honeywell International Inc....................       1,303,738
                                                                 ------------

              BIO-TECHNOLOGY--3.9%
   59,800     Amgen Inc.*....................................       3,591,738
                                                                 ------------

              BROADCASTING--3.9%
   12,900     Cablevision Systems Corp., Cl. A*+.............         973,950
   23,700     Clear Channel Communications Inc.*.............       2,115,225
    5,300     EchoStar Communications Corp., Cl. A*..........         516,750
                                                                 ------------
                                                                    3,605,925
                                                                 ------------

              COMMUNICATION EQUIPMENT--6.5%
   28,000     Cisco Systems, Inc.*...........................       2,999,500
   20,100     Motorola, Inc..................................       2,959,725
                                                                 ------------
                                                                    5,959,225
                                                                 ------------

              COMMUNICATIONS--15.8%
   51,600     America Online Inc.*...........................       3,892,575
   28,700     At Home Corp. Series A*........................       1,230,513
   15,500     AT&T Corp Liberty Media Group, Cl. A*..........         879,625
   49,400     Comcast Corp., Cl. A Special...................       2,497,788
   20,600     Nextel Communications Inc., Cl. A*.............       2,124,375
    4,400     Qualcomm Inc.*.................................         774,950
   12,900     Sprint (PCS Group) Corp.*+.....................       1,322,250
   23,200     Time Warner Inc................................       1,680,550
                                                                 ------------
                                                                   14,402,626
                                                                 ------------

              COMPUTER RELATED & BUSINESS EQUIPMENT--1.0%
   17,600     Dell Computer Corp.*...........................         897,600
                                                                 ------------

              COMPUTER SERVICES--13.1%
   12,900     CNET Inc.*.....................................         732,075
   20,600     eBay Inc.*.....................................       2,578,863
   31,000     Exodus Communications, Inc.*...................       2,753,187
   13,700     Yahoo Inc.*....................................       5,927,818
                                                                 ------------
                                                                   11,991,943
                                                                 ------------

              COMPUTER SOFTWARE--4.0%
   31,400     Microsoft Corporation*.........................       3,665,950
                                                                 ------------

              CONGLOMERATE--2.3%
   13,400     General Electric Co............................       2,073,650
                                                                 ------------

              CONSUMER PRODUCTS--2.2%
   75,000     Cendant Corp.*.................................       1,992,187
                                                                 ------------

              ENERGY & ENERGY SERVICES--2.4%
   53,600     Halliburton Co.................................    $  2,157,400
                                                                 ------------

              FINANCIAL SERVICES--8.2%
   17,300     American Express Co............................       2,876,125
   18,109     Bank of America Corp...........................         908,845
   51,100     Citigroup Inc..................................       2,839,244
    5,700     Morgan Stanley Dean Witter & Co................         813,675
                                                                 ------------
                                                                    7,437,889
                                                                 ------------

              INSURANCE--.7%
    5,781     American International Group, Inc..............         625,071
                                                                 ------------

              PHARMACEUTICALS--2.8%
   25,200     Bristol Myers Squibb Co........................       1,617,525
   11,200     Warner-Lambert Co..............................         917,700
                                                                 ------------
                                                                    2,535,225
                                                                 ------------
              RETAILING--5.8%
   13,400     Bed Bath & Beyond Inc.*........................         465,650
    7,100     Costco Wholesale Corp.*........................         647,875
   42,450     Home Depot, Inc................................       2,910,478
   17,850     Wal-Mart Stores Inc............................       1,233,881
                                                                 ------------
                                                                    5,257,884
                                                                 ------------
              SEMICONDUCTOR CAPITAL EQUIPMENT--2.2%
   10,300     Applied Materials Inc.*........................       1,304,881
   10,300     Teradyne, Inc.*................................         679,800
                                                                 ------------
                                                                    1,984,681
                                                                 ------------
              SEMICONDUCTORS--9.9%
    8,200     Broadcom Corp., Cl. A*.........................       2,233,475
   27,800     Conexant Systems Inc.*.........................       1,845,225
   23,200     Linear Technology Corporation..................       1,660,250
   25,800     Texas Instruments, Incorporated................       2,499,375
   15,500     Vitesse Semiconductor Corp.*...................         812,781
                                                                 ------------
                                                                    9,051,106
                                                                 ------------
              Total Common Stocks
                (Cost $58,808,720)...........................      82,292,788
                                                                 ------------

  Principal   SHORT-TERM INVESTMENTS--5.6%
   Amount     SHORT-TERM CORPORATE NOTES--3.3%
   ------
$3,000,000    Toronto-Dominion Holdings (USA) Inc.,
                5.94%, 1/27/00
                (Cost $2,987,134)............................       2,987,134
                                                                 ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1999 (Cont'd)


              SHORT-TERM INVESTMENTS (Cont'd)                         VALUE
                                                                      -----
              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS--2.3%
              Securities Held Under Repurchase
              Agreements, 2.87%, 1/03/00, with
              Bear, Stearns & Co. Inc., dtd 12/31/99,
              repurchase price $2,143,143;
              collateralized by U.S. Treasury Notes
              (par value $2,225,000 due 1/15/09).............    $  2,142,631
                                                                 ------------

               Total Short-Term Investments
                 (Cost $5,129,765)...........................       5,129,765
                                                                 ------------
TOTAL INVESTMENTS
  (Cost $63,938,485)(a)..........................    95.8%         87,422,553
Other Assets in Excess of Liabilities............     4.2           3,827,327
                                                    -----        ------------
NET ASSETS.......................................   100.0%       $ 91,249,880
                                                    =====        ============

--------------------------------------------------------------------------------
 +   Securities partially or fully on loan.
 *   Non-income producing security.
(a) At December 31, 1999, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $63,938,485, amounted to $23,484,068 which consisted of aggregate gross unrealized appreciation of $24,536,752 and aggregate gross unrealized depreciation of $1,052,684.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the year
--------------------------------------------------------------------------------

                                                                     YEAR ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------
                                                   1999        1998          1997         1996         1995
                                                 --------    --------     ----------    --------     --------
Net asset value, beginning of year...........    $  13.12    $  10.99     $     8.42    $  17.79     $  13.30
                                                 --------    --------     ----------    --------     --------
Net investment income........................        0.00        0.03           0.03        0.09(i)      0.11(i)
Net realized and unrealized gain
  (loss) on investments......................        5.26        3.30           2.94        1.87         4.54
                                                 --------    --------     ----------    --------     --------
    Total from investment operations.........        5.26        3.33           2.97        1.96         4.65
                                                 --------    --------     ----------    --------     --------
Dividends from net investment income.........       (0.03)      (0.04)         (0.04)      (0.33)       (0.16)
Distributions from net realized gains........       (0.77)      (1.16)         (0.36)     (11.00)          --
                                                 --------    --------     ----------    --------     --------
    Total Distributions......................       (0.80)      (1.20)         (0.40)     (11.33)       (0.16)
                                                 --------    --------     ----------    --------     --------
Net asset value, end of year.................    $  17.58    $  13.12     $    10.99    $   8.42     $  17.79
                                                 ========    ========     ==========    ========     ========
Total Return.................................       42.45%      32.39%         36.29%      19.68%       35.13%
                                                 ========    ========     ==========    ========     ========
Ratios and Supplemental Data:
   Net assets, end of year (000's omitted)...    $ 91,250    $ 77,926     $   47,399    $ 20,910     $  8,639
                                                 ========    ========     ==========    ========     ========
   Ratio of expenses to average net assets...       0.70%       0.70%          0.74%        0.81%        0.75%
                                                 ========    ========     ==========    ========     ========
   Ratio of net investment income to
     average net assets......................       0.03%        0.31%         0.56%       0.94%        0.61%
                                                 ========    ========     ==========    ========     ========
   Portfolio Turnover Rate...................     193.23%      131.67%       150.09%     121.60%      164.05%
                                                 ========    ========     ==========    ========     ========


(i) Amount was computed based on average shares outstanding during the year.


                       See Notes to Financial Statements.

ALGER AMERICAN BALANCED PORTFOLIO
PORTFOLIO HIGHLIGHTS THROUGH DECEMBER 31, 1999 (UNAUDITED)

HYPOTHETICAL $10,000 INVESTMENT--10 Years Ended 12/31/99


[LINE CHART OMITTED]

                     Alger     Lehman brothers
                    American      Gov't/Corp
                    Balanced      Bond Index    S&P 500 Index
                    --------   ---------------  -------------

1/90                 10000          10000          10000
12/31/90 10653       10829           9690
12/91                11154          12576          12643
12/92                12212          13528          13607
12/93                13163          15024          14978
12/94                12601          14497          15175
12/95                16208          17286          20880
12/96                17856          17788          25673
12/97                21394          19523          34240
12/98                28136          21371          44026
12/99                36356          20914          53287


The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American Balanced Portfolio, the S&P 500 Index, and the Lehman Brothers Government/Corporate Bond Index for the ten years ended December 31, 1999. Figures for the Alger American Balanced Portfolio, the S&P 500 Index, an unmanaged index of common stocks, and the Lehman Brothers Government/Corporate Bond Index, an unmanaged index of government and corporate bonds, include reinvestment of dividends and/or interest.


PERFORMANCE COMPARISON THROUGH December 31, 1999


                                                                    Average Annual Total Returns
                                                                                                Since Inception
                                                    1 Year         5 Years        10 Years           9/5/89
                                                 --------------------------------------------------------------
         Alger American Balanced Portfolio           29.21%        23.60%        13.78%              13.61%

         S&P 500 Index                               21.04%        28.56%        18.21%              17.78%

         Lehman Brothers Gov't/Corp Bond Index       (2.14%)        7.60%         7.66%               7.82%
                                                 --------------------------------------------------------------

PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES AGAINST ASSETS OR ANNUITIES. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1999


  SHARES      COMMON STOCKS--61.1%                                    VALUE
  ------                                                              -----

              ADVERTISING--.3%
    1,800     Omnicom Group Inc..............................    $    180,000
                                                                 ------------

              AEROSPACE--2.4 %
   10,900     Honeywell International Inc....................         628,794
   11,000     United Technologies Corp.......................         715,000
                                                                 ------------
                                                                    1,343,794
                                                                 ------------

              AUTOMOTIVE--.8%
    6,700     Harley Davidson, Inc...........................         429,219
                                                                 ------------

              BIO-TECHNOLOGY--2.4%
   20,200     Amgen Inc.*....................................       1,213,262
    1,800     Biogen Inc.*...................................         152,100
                                                                 ------------
                                                                    1,365,362
                                                                 ------------

              BROADCASTING--.9%
    2,000     Clear Channel Communications Inc.*.............         178,500
    3,200     EchoStar Communications Corp., Cl. A*..........         312,000
                                                                 ------------
                                                                      490,500
                                                                 ------------

              BUILDING & CONSTRUCTION--.2%
    4,400     Masco Corp.....................................         111,650
                                                                 ------------

              BUSINESS SERVICES--.7%
   13,500     IMS Health Inc.................................         367,031
                                                                 ------------

              COMMUNICATION EQUIPMENT--5.9%
   12,200     Cisco Systems, Inc.*...........................       1,306,925
    8,800     Corning Inc....................................       1,134,650
    6,000     Motorola, Inc..................................         883,500
                                                                 ------------
                                                                    3,325,075
                                                                 ------------

              COMMUNICATIONS--9.0%
   19,000     America Online Inc.*...........................       1,433,312
   12,726     At Home Corp., Series A*.......................         545,628
   10,400     AT&T Corp Liberty Media Group, Cl. A*..........         590,200
    9,000     Comcast Corp., Cl. A Special...................         455,062
    5,700     Cox Communications Inc., Cl. A*................         293,550
    8,250     MCI Worldcom Inc.*.............................         437,766
    8,000     MediaOne Group Inc.*...........................         614,500
    1,600     Qualcomm Inc.*.................................         281,800
    6,400     Sprint Corp....................................         430,800
                                                                 ------------
                                                                    5,082,618
                                                                 ------------

              COMPUTER RELATED & BUSINESS EQUIPMENT--1.6%
   17,600     Dell Computer Corp.*...........................         897,600
                                                                 ------------

              COMPUTER SERVICES--4.0%
    7,700     eBay Inc.*.....................................         963,944
    3,044     Yahoo Inc.*....................................       1,317,101
                                                                 ------------
                                                                    2,281,045
                                                                 ------------
              COMPUTER SOFTWARE--3.7%
      5,700   Intuit Inc.*...................................         341,644
     14,800   Microsoft Corporation*.........................       1,727,900
                                                                 ------------
                                                                    2,069,544
                                                                 ------------

              ENERGY & ENERGY SERVICES--1.7%
     23,850   Halliburton Co.................................    $    959,962
                                                                 ------------

              FINANCIAL SERVICES--8.7%
      1,500   American Express Co............................         249,375
     15,016   Bank of America Corp...........................         753,615
     20,200   Citigroup Inc..................................       1,122,362
      4,391   Firstar Corp...................................          92,760
      9,400   Household International Inc....................         350,150
      9,300   Kansas City Southern Industries, Inc...........         694,012
      2,100   Merrill Lynch & Co., Inc.......................         175,350
      9,200   Morgan Stanley Dean Witter & Co................       1,313,300
      3,300   Paine Webber Group Inc.........................         128,081
                                                                 ------------
                                                                    4,879,005
                                                                 ------------

              FREIGHT--1.7%
     13,800   United Parcel Service Inc., Cl. B..............         952,200
                                                                 ------------

              INSURANCE--1.6%
      8,637   American International Group, Inc..............         933,876
                                                                 ------------

              LEISURE &  ENTERTAINMENT--.3%
      3,400   Carnival Corp..................................         162,562
                                                                 ------------

              PHARMACEUTICALS--4.0%
     10,600   Bristol Myers Squibb Co........................         680,387
     14,166   Pfizer Inc.....................................         459,510
     13,900   Warner-Lambert Co..............................       1,138,931
                                                                 ------------
                                                                    2,278,828
                                                                 ------------
              RETAILING--4.9%
      7,100   Amazon.com Inc.*...............................         540,488
      5,800   Best Buy Company Inc.*.........................         291,088
      1,800   Costco Wholesale Corp.*........................         164,250
     17,325   Home Depot, Inc................................       1,187,845
      8,150   Wal-Mart Stores Inc............................         563,370
                                                                 ------------
                                                                    2,747,041
                                                                 ------------
              SEMICONDUCTOR CAPITAL EQUIPMENT--3.0%
      9,700   Applied Materials Inc.*........................       1,228,869
      7,000   Teradyne, Inc.*................................         462,000
                                                                 ------------
                                                                    1,690,869
                                                                 ------------
              SEMICONDUCTORS--3.3%
      9,400   Altera Corporation*............................         465,887
      9,000   Intel Corp.....................................         740,812
      6,600   Linear Technology Corporation..................         472,312
      1,700   Texas Instruments, Incorporated................         164,689
                                                                 ------------
                                                                    1,843,700
                                                                 ------------

              TOTAL COMMON STOCKS
                (Cost $24,918,426)...........................      34,391,481
                                                                 ------------
              PREFERRED STOCK--.4%

              COMMUNICATIONS
     1,200    Nokia Corporation, ADR
                (Cost $202,089)..............................         228,000
                                                                 ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1999 (Cont'd)


 PRINCIPAL
  AMOUNT      CORPORATE BONDS--15.4%                                  VALUE
  ------                                                              -----

              AUTOMOTIVE--.4%
 $200,000     Ford Capital B.V.,
                9.50%, 6/01/10...............................    $    225,850
                                                                 ------------
              COMMUNICATIONS--2.9%
  300,000     MCI Worldcom Inc.,
                8.25%, 1/20/23...............................         310,635
  800,000     TCI Communications Inc.,
                8.00%, 8/01/05...............................         825,832
  500,000     Tele-Communications Inc.,
                7.25%, 8/01/05...............................         501,870
                                                                 ------------
                                                                    1,638,337
                                                                 ------------

              ELECTRIC & GAS COMPANIES--1.6%
  100,000     Cincinnati Gas & Electric Co.,
                7.20%, 10/01/23..............................          92,091
  400,000     Potomac Electric Power Co.,
                7.00%, 1/15/24...............................         368,000
  500,000     Washington Gas Light Co.,
                6.51%, 8/18/08...............................         470,285
                                                                 ------------
                                                                      930,376
                                                                 ------------

              FINANCIAL SERVICES--6.9%
  800,000     Associates Corp. North America,
                5.75%, 11/01/03..............................         764,760
              BankAmerica Corp.,
  100,000       7.125%, 5/12/05..............................          99,079
  800,000       7.20%, 4/15/06...............................         794,592
  200,000       6.625%, 10/15/07.............................         190,054
  400,000     Bankers Trust Corp.,
                7.00%, 3/13/18...............................         355,448
  260,000     Chase Manhattan Corp.,
                8.50%, 2/15/02...............................         267,795
  200,000     Citicorp,
                7.125%, 6/01/03..............................         199,784
  800,000     Goldman Sachs Group,
                6.65%, 5/15/09...............................         747,760
  200,000     Merrill Lynch & Co., Inc.,
                6.75%, 4/30/01...............................         199,488
  290,000     Morgan Stanley Dean Witter & Co.,
                7.50%, 2/01/24...............................         264,787
                                                                 ------------
                                                                    3,883,547
                                                                 ------------

              INSURANCE--1.7%
 $500,000     Beneficial Corp.,
                6.575%, 12/16/02.............................    $    491,950
  500,000     Loews Corp.,
                7.625%, 6/01/23..............................         460,820
                                                                 ------------
                                                                      952,770
                                                                 ------------
              LEISURE & ENTERTAINMENT--.5%
  300,000     Disney(Walt) Company,
                6.375%, 3/30/01..............................         298,941
                                                                 ------------
              RETAILING--1.4%
  800,000     Wal-Mart Stores Inc.,
                6.55%, 8/10/04...............................         788,032
                                                                 ------------
              TOTAL CORPORATE BONDS
                (Cost $9,047,036)............................       8,717,853
                                                                 ------------

              U.S. GOVERNMENT & AGENCY
              OBLIGATIONS--14.5%
  255,000     Federal Home Loan Bank Corp.,
                6.55%, 9/09/13...............................         229,459
              Federal Home Loan Mortgage Corp.,
  800,000       6.00%, 6/23/04...............................         770,376
  800,000       5.75%, 4/15/08...............................         739,624
  600,000       7.08%, 3/17/14...............................         553,314
              Federal National  Mortgage Assoc.,
  200,000       8.50%, 2/01/05...............................         200,312
  500,000       6.96%, 4/02/07...............................         498,205
  300,000       6.42%, 7/14/08...............................         280,077
  633,000       7.00%, 3/04/13...............................         586,810
  400,000       6.75%, 2/04/28...............................         345,064
              U.S. Treasury Notes,
  800,000       6.125%, 12/31/01.............................         799,128
  800,000       6.25%, 2/15/03...............................         799,000
  800,000       6.00%, 8/15/04...............................         789,496
  800,000       6.50%, 10/15/06..............................         800,248
  800,000       5.625%, 5/15/08..............................         755,377
                                                                 ------------

              TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                (Cost $8,383,454)............................       8,146,490
                                                                 ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1999 (Cont'd)



 PRINCIPAL
  AMOUNT           SHORT-TERM INVESTMENTS--9.3%                       VALUE
  ------                                                              -----
                   SHORT-TERM CORPORATE NOTES--8.9%
$2,000,000         Bell Atlantic Network Funding Corporation,
                     6.28%, 1/05/00..........................    $  1,998,607
 1,500,000         Indianapolis Power & Light Company,
                     6.45%, 1/12/00..........................       1,497,044
 1,500,000         Standard Life Assurance,
                     6.45%, 1/12/00..........................       1,497,044
                                                                 ------------
                    TOTAL SHORT-TERM CORPORATE NOTES
                     (Cost $4,992,695).......................       4,992,695
                                                                 ------------


                   SECURITIES HELD UNDER
                     REPURCHASE AGREEMENTS--.4%
                   Securities Held Under Repurchase
                     Agreements, 2.87%, 1/03/00, with
                     Bear, Stearns & Co. Inc., dtd 12/31/99,
                     repurchase price $239,372; collateralized
                     by U.S. Treasury Notes
                     (par value $250,000 due 2/28/03).........        239,315
                                                                 ------------

                  TOTAL SHORT-TERM INVESTMENTS
                    (Cost $5,232,010)........................       5,232,010
                                                                 ------------

TOTAL INVESTMENTS (COST $47,783,015)(a)............   100.7%       56,715,834
Liabilities in Excess of Other Assets..............     (.7)         (389,326)
                                                      -----      ------------
Net Assets.........................................   100.0%     $ 56,326,508
                                                      =====      ============






--------------------------------------------------------------------------------
 *   Non-income producing security.
(a) At December 31, 1999, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $47,783,015, amounted to $8,932,819 which consisted of aggregate gross unrealized appreciation of $10,278,764 and aggregate gross unrealized depreciation of $1,345,945.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS


For a share outstanding throughout the year
--------------------------------------------------------------------------------

                                                                YEAR ENDED DECEMBER 31,
                                                 ------------------------------------------------------
                                                   1999       1998        1997      1996        1995
                                                 -------    -------     -------    -------     -------
Net asset value, beginning of year...........    $ 12.98    $ 10.76     $  9.24    $ 13.64     $ 10.80
                                                 -------    -------     -------    -------     -------
Net investment income........................       0.15       0.19        0.17       0.21(i)     0.33(i)
Net realized and unrealized gain
  (loss) on investments......................       3.45       3.02        1.63       1.01        2.73
                                                 -------    -------     -------    -------     -------
    Total from investment operations.........       3.60       3.21        1.80       1.22        3.06
                                                 -------    -------     -------    -------     -------
Dividends from net investment income.........      (0.17)     (0.18)      (0.12)     (0.73)      (0.22)
Distributions from net realized gains........      (0.84)     (0.81)      (0.16)     (4.89)         --
                                                 -------    -------     -------    -------     -------
    Total Distributions......................      (1.01)     (0.99)      (0.28)     (5.62)      (0.22)
                                                 -------    -------     -------    -------     -------
Net asset value, end of year.................    $ 15.57    $ 12.98     $ 10.76    $  9.24     $ 13.64
                                                 =======    =======     =======    =======     =======
Total Return                                       29.21%     31.51%      19.82%     10.17%      28.62%
                                                 =======    =======     =======    =======     =======
Ratios and Supplemental Data:
  Net assets, end of year (000's omitted)....    $56,327    $28,208     $16,614    $10,486     $ 3,671
                                                 =======    =======     =======    =======     =======
  Ratio of expenses to average net assets....       0.93%      0.92%       1.01%      1.14%       1.00%
                                                 =======    =======     =======    =======     =======
  Ratio of net investment income to
    average net assets.......................       1.66%      2.09%       2.14%      2.06%       2.49%
                                                 =======    =======     =======    =======     =======
  Portfolio Turnover Rate.....................    118.74%     94.64%     105.01%     68.66%     113.02%
                                                 =======    =======     =======    =======     =======


(i) Amount was computed based on average shares outstanding during the year.


                       See Notes to Financial Statements.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
Portfolio  Highlights Through December 31, 1999 (Unaudited)

HYPOTHETICAL $10,000 INVESTMENT Since Inception May 3, 1993


[LINE CHART OMITTED]

                      Alger
                  America Midcap      S&P 500 Index
                  --------------      -------------
5/3/93                10000               10000
12/93                 13867               11297
12/94                 13653               10893
12/95                 19722               14264
12/96                 22068               17001
12/97                 25380               22483
12/98                 33069               26781
12/99                 43601               30723


The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American MidCap Growth Portfolio and the S&P MidCap 400 Index on May 3, 1993, the inception date of the Alger American MidCap Growth Portfolio. The figures for both the Alger American MidCap Growth Portfolio and the S&P MidCap 400 Index, an unmanaged index of common stocks, include reinvestment of dividends.


PERFORMANCE COMPARISON THROUGH December 31, 1999

                                                                         Average Annual Total Returns
                                                                 1 Year        5 Years       Since Inception
                                                              -----------------------------------------------
         Alger American MidCap Growth Portfolio                  31.85%        26.14%           24.72%

         S&P MidCap 400 Index                                    14.72%        23.05%           18.34%
                                                              -----------------------------------------------

PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES AGAINST ASSETS OR ANNUITIES. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1999

   SHARES     COMMON STOCKS--92.7%                                  VALUE
   ------                                                           -----

              ADVERTISING--1.6%
   75,100     Lamar Advertising Co., Cl. A*+.................    $  4,548,243
  144,000     Young & Rubicam Inc............................      10,188,000
                                                                 ------------
                                                                   14,736,243
                                                                 ------------

              AUTOMOTIVE--2.6%
  382,000     Harley Davidson, Inc...........................      24,471,875
                                                                 ------------

              BIO-TECHNOLOGY--4.9%
   33,200     Affymetrix Inc.*...............................       5,633,625
  294,400     Biogen Inc.*...................................      24,876,800
   91,100     Medimmune Inc.*................................      15,111,212
                                                                 ------------
                                                                   45,621,637
                                                                 ------------

              BROADCASTING--1.4%
  130,900     EchoStar Communications Corp., Cl. A*..........      12,762,750
                                                                 ------------

              BUSINESS SERVICES--6.5%
   44,800     Ariba Inc.*....................................       7,946,400
   37,600     Digital Island Inc.*...........................       3,576,700
  121,700     eSpeed Inc.*...................................       4,327,956
  695,250     Fiserv Inc.*...................................      26,636,766
  648,883     IMS Health Inc.................................      17,641,507
                                                                 ------------
                                                                   60,129,329
                                                                 ------------

              COMMUNICATION  EQUIPMENT--5.2%
   57,500     Brocade Communications Systems Inc.*                 10,177,500
  183,300     Corning Inc....................................      23,634,244
   51,000     Emulex Corp.*..................................       5,737,500
   44,000     VeriSign Inc.*.................................       8,401,250
                                                                 ------------
                                                                   47,950,494
                                                                 ------------
              COMMUNICATIONS--2.0%
  441,864     At Home Corp., Series A*.......................      18,944,918
                                                                 ------------

              COMPUTER SERVICES--6.3%
  223,400     Amdocs Limited*+...............................       7,707,300
  427,300     CNET Inc.*.....................................      24,249,275
  104,900     eBay Inc.*.....................................      13,132,169
   72,600     Exodus Communications, Inc.*...................       6,447,788
   44,000     Vignette Corp.*................................       7,172,000
                                                                 ------------
                                                                   58,708,532
                                                                 ------------

              COMPUTER SOFTWARE--5.7%
   15,000     Commerce One Inc.*.............................       2,947,500
  119,400     CSG Systems International Inc.*................       4,761,075
  680,700     Intuit Inc.*...................................      40,799,456
   66,600     Legato Systems Inc.*...........................       4,582,912
                                                                 ------------
                                                                   53,090,943
                                                                 ------------

              ENERGY & ENERGY SERVICES--8.1%
  487,939     Calpine Corp.*.................................    $ 31,228,096
  235,700     Devon Energy Corporation.......................       7,748,637
  219,400     EOG Resources Inc.+............................       3,853,212
  951,400     Nabors Industries Inc.*........................      29,433,938
  278,800     Union Pacific Resources Group Inc..............       3,554,700
                                                                 ------------
                                                                   75,818,583
                                                                 ------------

              FINANCIAL SERVICES--6.1%
  454,600     Kansas City Southern Industries Inc............      33,924,525
  593,250     Paine Webber Group Inc.........................      23,025,516
                                                                 ------------
                                                                   56,950,041
                                                                 ------------

              INDUSTRIAL EQUIPMENT--2.7%
  130,100     SPX Corp.*.....................................      10,513,706
  272,100     Waters Corp.*..................................      14,421,300
                                                                 ------------
                                                                   24,935,006
                                                                 ------------

              LEISURE & ENTERTAINMENT--2.5%
 1,153,457    Mandalay Resort Group*.........................      23,213,322
                                                                 ------------

              MEDICAL SERVICES--3.3%
  334,500     Express Scripts Inc., Cl. A*...................      21,408,000
   93,200     Gilead Sciences Inc.*..........................       5,044,450
  150,600     MedQuist Inc.*.................................       3,887,362
                                                                 ------------
                                                                   30,339,812
                                                                 ------------

              OIL & GAS--3.1%
  698,700     B.J. Services Company*.........................      29,214,394
                                                                 ------------

              PHARMACEUTICALS--3.3%
  505,700     Forest Laboratories, Inc.*.....................      31,068,944
                                                                 ------------

              RESTAURANTS & LODGING--2.5%
  898,250     Outback Steakhouse, Inc.*......................      23,298,359
                                                                 ------------

              RETAILING--10.1%
  389,200     Abercrombie & Fitch Co., Cl. A*................      10,386,775
  167,500     Amazon.com Inc.*...............................      12,750,938
  632,600     Bed Bath & Beyond Inc.*........................      21,982,850
  275,700     Best Buy Company Inc.*.........................      13,836,694
  130,000     BJ's Wholesale Club Inc.*......................       4,745,000
  177,800     Gucci Group N.V................................      20,358,100
  221,900     Williams Sonoma Inc.*..........................      10,207,400
                                                                 ------------
                                                                   94,267,757
                                                                 ------------
              SEMICONDUCTOR CAPITAL EQUIPMENT--4.8%
   81,200     ASM Lithography Holding NV*....................       9,236,500
   98,200     Atmi Inc.*.....................................       3,246,738
  487,300     Teradyne, Inc.*................................      32,161,800
                                                                 ------------
                                                                   44,645,038
                                                                 ------------

THE ALGER  AMERICAN  FUND
ALGER  AMERICAN  MIDCAP GROWTH
PORTFOLIO SCHEDULE OF INVESTMENTS--DECEMBER 31, 1999 (Cont'd)

   SHARES     COMMON STOCKS (CONT'D)                                  VALUE
   ------                                                             -----

              SEMICONDUCTORS--10.0%
  523,500     Altera Corporation*............................    $ 25,945,969
   67,200     Conexant Systems Inc.*.........................       4,460,400
  370,700     Linear Technology Corporation..................      26,528,219
  249,000     Maxim Integrated Products, Inc.*...............      11,749,688
  204,300     Microchip Technology Incorporated*.............      13,981,781
   34,500     Qlogic Corp.*..................................       5,515,688
   90,400     Vitesse Semiconductor Corp.*...................       4,740,350
                                                                 ------------
                                                                   92,922,095
                                                                 ------------
              TOTAL COMMON STOCKS
                (Cost $668,920,070)..........................     863,090,072
                                                                 ------------


 Principal
  Amount      SHORT-TERM INVESTMENTS--8.4%
  ------

              SHORT-TERM CORPORATE NOTES--7.0%
$10,000,000   Inter-American Development Bank,
                5.74%, 1/12/00...............................       9,982,461
 35,000,000   Kansas City Power & Light Company,
                6.50%, 1/10/00...............................      34,943,125
 20,000,000   Standard Life Assurance,
                6.45%, 1/13/00...............................      19,957,080
                                                                 ------------

              TOTAL SHORT-TERM CORPORATE NOTES
                (Cost $64,882,666)...........................      64,882,666
                                                                 ------------

              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS--1.4%
              Securities Held Under Repurchase
                Agreements, 2.87%, 1/03/00, with
                Bear, Stearns & Co. Inc., dtd 12/31/99,
                repurchase price $13,866,787; collateralized
                by U.S. Treasury Notes
                (par value $14,220,000 due 2/28/03)..........      13,863,471
                                                                 ------------

              TOTAL SHORT-TERM INVESTMENTS
                (Cost $78,746,137)...........................      78,746,137
                                                                 ------------
TOTAL INVESTMENTS
  (Cost $747,666,207)(a)............................  101.1%      941,836,209
Liabilities in Excess of Other Assets...............   (1.1)      (10,438,910)
                                                      -----      ------------
NET ASSETS..........................................  100.0%     $931,397,299
                                                      =====      ============

--------------------------------------------------------------------------------
 +   Securities partially or fully on loan.
 *   Non-income producing security.
(a) At December 31, 1999, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $747,666,207, amounted to $194,170,002 which consisted of aggregate gross unrealized appreciation of $209,579,714, and aggregate gross unrealized depreciation of $15,409,712.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the year
--------------------------------------------------------------------------------

                                                                   YEAR ENDED DECEMBER 31,
                                                 ----------------------------------------------------------
                                                   1999        1998         1997        1996        1995
                                                 --------    --------     --------    --------     --------
Net asset value, beginning of year...........    $  28.87    $  24.18     $  21.35    $  19.44     $  13.46
                                                 --------    --------     --------    --------     --------
Net investment income (loss).................       (0.05)       0.00(i)     (0.04)       0.03        (0.03)
Net realized and unrealized gain
  (loss) on investments......................        8.00        6.95         3.20        2.29         6.01
                                                 --------    --------     --------    --------     --------
    Total from investment operations.........        7.95        6.95         3.16        2.32         5.98
                                                 --------    --------     --------    --------     --------
Dividends from net investment income.........          --          --        (0.01)         --           --
Distributions from net realized gains........       (4.59)      (2.26)       (0.32)      (0.41)          --
    Total Distributions......................       (4.59)      (2.26)       (0.33)      (0.41)          --
                                                 --------    --------     --------    --------     --------
Net asset value, end of year.................    $  32.23    $  28.87     $  24.18    $  21.35     $  19.44
                                                 ========    ========     ========    ========     ========
Total Return.................................       31.85%      30.30%       15.01%      11.90%       44.45%
                                                 ========    ========     ========    ========     ========
Ratios and Supplemental Data:
  Net assets, end of year (000's omitted)....    $931,397    $689,571     $444,967    $394,847     $185,349
                                                 ========    ========     ========    ========     ========
  Ratio of expenses to average net assets....        0.85%       0.84%        0.84%       0.84%        0.90%
                                                 ========    ========     ========    ========     ========
  Ratio of net investment income (loss) to
    average net assets.......................       (0.21%)      0.00%       (0.15%)      0.08%       (0.25%)
                                                 ========    ========     ========    ========     ========
 Portfolio Turnover Rate.....................      162.30%     152.21%      151.98%      90.97%      104.74%
                                                 ========    ========     ========    ========     ========

(i)  Amount was computed based on average shares outstanding during the year.



                       See Notes to Financial Statements.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
PORTFOLIO HIGHLIGHTS THROUGH DECEMBER 31, 1999 (Unaudited)

HYPOTHETICAL $10,000 INVESTMENT Since Inception January 25, 1995


[LINE CHART OMITTED]

                 Alger America
               Leveraged AllCap     S&P 500 Index
               ----------------     -------------
1/95                 10000               10000
12/95                17430               13489
12/96                19529               16586
12/97                23372               22120
12/98                36888               28442
12/99                65683               34425



The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American Leveraged AllCap Portfolio and the S&P 500 Index on January 25, 1995, the inception date of the Alger American Leveraged AllCap Portfolio. The figures for both the Alger American Leveraged AllCap Portfolio and the S&P 500 Index, an unmanaged index of common stocks, include reinvestment of dividends.



PERFORMANCE COMPARISON THROUGH December 31, 1999


                                                                             Average Annual
                                                                             Total Returns
                                                         1 Year             Since Inception
                                                         ----------------------------------
      Alger American Leveraged AllCap Portfolio           78.06%                46.44%

      S&P 500 Index                                       21.04%                28.47%
                                                         ----------------------------------

PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES AGAINST ASSETS OR ANNUITIES. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1999



   SHARES     COMMON STOCKS--92.2%                                   VALUE
   ------                                                            -----

              ADVERTISING--1.5%
   53,000     Omnicom Group Inc..............................    $  5,300,000
                                                                 ------------

              AEROSPACE--.4%
   24,700     Honeywell International Inc....................       1,424,881
                                                                 ------------

              BIO-TECHNOLOGY--3.7%
  220,300     Amgen Inc.*....................................      13,231,769
                                                                 ------------

              BROADCASTING--4.6%
   54,000     Cablevision Systems Corp., Cl. A*+.............       4,077,000
   78,000     Clear Channel Communications Inc.*.............       6,961,500
   57,900     EchoStar Communications Corp., Cl. A*..........       5,645,250
                                                                 ------------
                                                                   16,683,750
                                                                 ------------

              BUSINESS SERVICES--2.4%
   30,000     Ariba Inc.*....................................       5,321,250
   34,800     Digital Island Inc.*...........................       3,310,350
                                                                 ------------
                                                                    8,631,600
                                                                 ------------

              COMMUNICATION EQUIPMENT--9.3%
   49,000     Brocade Communications Systems Inc.*...........       8,673,000
  104,500     Cisco Systems, Inc.*...........................      11,194,563
   67,000     Motorola, Inc..................................       9,865,750
   17,600     SDL Inc.*......................................       3,836,800
                                                                 ------------
                                                                   33,570,113
                                                                 ------------

              COMMUNICATIONS--14.9%
  191,000     America Online Inc.*...........................      14,408,563
  112,200     At Home Corp., Series A*.......................       4,810,575
  206,000     Comcast Corp., Cl. A Special...................      10,415,875
  108,000     Cox Communications Inc., Cl. A*................       5,562,000
   30,000     McLeodUSA Inc., Cl. A*+........................       1,766,250
   81,600     Nextel Communications Inc., Cl. A*.............       8,415,000
   48,000     Qualcomm Inc.*.................................       8,454,000
                                                                 ------------
                                                                   53,832,263
                                                                 ------------

              COMPUTER RELATED & BUSINESS EQUIPMENT--3.2%
   67,200     Dell Computer Corp.*...........................       3,427,200
  106,400     Sun Microsystems Inc.*.........................       8,239,350
                                                                 ------------
                                                                   11,666,550
                                                                 ------------

              COMPUTER SERVICES--16.8%
   97,600     CNET Inc.*.....................................       5,538,800
  114,700     eBay Inc.*.....................................      14,359,006
  166,000     Exodus Communications, Inc.*...................      14,742,875
   30,000     Vignette Corp.*................................       4,890,000
   49,590     Yahoo Inc.*....................................      21,456,973
                                                                 ------------
                                                                   60,987,654
                                                                 ------------

              COMPUTER SOFTWARE--5.2%
  101,700     Intuit Inc.*...................................    $  6,095,644
  110,200     Microsoft Corporation*.........................      12,865,850
                                                                 ------------
                                                                   18,961,494
                                                                 ------------

              CONSUMER PRODUCTS--1.0%
  136,000     Cendant Corp.*.................................       3,612,500
                                                                 ------------

              ENERGY & ENERGY SERVICES--2.1%
  187,000     Halliburton Co.................................       7,526,750
                                                                 ------------

              FINANCIAL SERVICES--6.5%
   42,234     American Express Co............................       7,021,402
   71,527     Bank of America Corp...........................       3,589,761
  181,750     Citigroup Inc..................................      10,098,484
   20,000     Morgan Stanley Dean Witter & Co................       2,855,000
                                                                 ------------
                                                                   23,564,647
                                                                 ------------

              INSURANCE--.5%
   15,437     American International Group, Inc..............       1,669,126
                                                                 ------------

              OIL & GAS--.4%
   37,100     B.J. Services Company*.........................       1,551,244
                                                                 ------------

              PHARMACEUTICALS--1.9%
   54,674     Bristol Myers Squibb Co........................       3,509,387
   42,100     Warner-Lambert Co..............................       3,449,568
                                                                 ------------
                                                                    6,958,955
                                                                 ------------

              RETAILING--3.6%
   23,400     Costco Wholesale Corp..........................       2,135,250
   99,600     Home Depot, Inc................................       6,828,825
   61,900     Wal-Mart Stores Inc............................       4,278,838
                                                                 ------------
                                                                   13,242,913
                                                                 ------------

              SEMICONDUCTOR CAPITAL EQUIPMENT--4.4%
   55,000     Applied Materials Inc.*........................       6,967,812
   33,000     ASM Lithography Holding NV*....................       3,753,750
   80,800     Teradyne, Inc.*................................       5,332,800
                                                                 ------------
                                                                   16,054,362
                                                                 ------------

              SEMICONDUCTORS--9.8%
   58,000     Altera Corporation*............................       2,874,625
   28,100     Broadcom Corp., Cl. A*.........................       7,653,738
  140,000     Conexant Systems Inc.*.........................       9,292,500
   48,000     Linear Technology Corporation..................       3,435,000
   72,000     Texas Instruments, Incorporated................       6,975,000
  103,000     Vitesse Semiconductor Corp.*...................       5,401,063
                                                                 ------------
                                                                   35,631,926
                                                                 ------------
              TOTAL COMMON STOCKS
               (Cost $223,646,841)...........................     334,102,497
                                                                 ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1999 (Cont'd)


PRINCIPAL
  AMOUNT      SHORT-TERM INVESTMENTS--5.6%                           VALUE
  ------                                                             -----

              Short-Term Corporate Notes--2.8%
$10,000,000   Constellation Energy Group,
                6.35%, 1/10/00(a)
                (Cost $9,984,125)............................    $  9,984,125
                                                                 ------------

              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS--2.8%
              Securities Held Under Repurchase
                Agreements, 2.87%, 01/03/00, with
                Bear, Stearns & Co. Inc., dtd 12/31/99,
                repurchase price $10,390,042;
                collateralized by U.S. Treasury Notes
                & U.S. Treasury Strips (Total par value
                $11,195,000 due 2/28/03-2/15/06).............      10,387,558
                                                                 ------------
              Total Short-Term Investments
                (Cost $20,371,683)...........................      20,371,683
                                                                 ------------

TOTAL INVESTMENTS
  (Cost $244,018,524)(b)..........................     97.8%      354,474,180
Other Assets in Excess of Liabilities.............      2.2         8,025,565
                                                      -----      ------------
NET ASSETS........................................    100.0%     $362,499,745
                                                      =====      ============




--------------------------------------------------------------------------------
 +   Securities partially or fully on loan.
 *   Non-income producing security.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b) At December 31, 1999, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $244,018,524, amounted to $110,455,656 which consisted of aggregate gross unrealized appreciation of $114,617,673 and aggregate gross unrealized depreciation of $4,162,017.



                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period
--------------------------------------------------------------------------------

                                                                                                              FROM JANUARY 25, 1995
                                                                 YEAR ENDED DECEMBER 31,                       (COMMENCEMENT OF
                                               -----------------------------------------------------------        OPERATIONS)
                                                  1999             1998            1997             1996     TO DECEMBER 31, 1995(i)
                                               ----------       ---------       ---------        ---------   ----------------------
Net asset value, beginning of period.......    $    34.90      $    23.17      $    19.36       $    17.43           $ 10.00
                                               ----------      ----------      ----------       ----------           -------
Net investment loss........................         (0.09)          (0.05)          (0.03)           (0.03)(ii)        (0.03)
Net realized and unrealized gain
  on investments...........................         25.93           12.99            3.84             2.14              7.46
                                               ----------      ----------      ----------       ----------           -------
    Total from investment operations.......         25.84           12.94            3.81             2.11              7.43
Distributions from net realized gains......         (2.77)          (1.21)             --            (0.18)               --
                                               ----------      ----------      ----------       ----------           -------
Net asset value, end of period.............    $    57.97      $    34.90      $    23.17        $   19.36           $ 17.43
                                               ==========      ==========      ==========       ==========           =======
Total Return...............................         78.06%          57.83%          19.68%           12.04%            74.30%
                                               ==========      ==========      ==========       ==========           =======
Ratios and Supplemental Data:
  Net assets, end of period
  (000's omitted)..........................    $  362,500      $  101,710      $   53,488       $   34,925           $ 5,497
                                               ==========      ==========      ==========       ==========           =======
  Ratio of expenses excluding interest to
    average net assets.....................          0.92%           0.93%           0.96%            1.06%             1.50%
                                               ==========      ==========      ==========       ==========           =======
  Ratio of expenses including interest to
     average net assets....................          0.93%           0.96%           1.00%            1.09%             1.56%
                                               ==========      ==========      ==========       ==========           =======
  Decrease reflected in above expense ratios
     due to expense reimbursements.........            --              --              --               --              2.36%
                                               ==========      ==========      ==========       ==========           =======
  Ratio of net investment loss to
    average net assets.....................         (0.49%)         (0.27%)         (0.17%)          (0.15%)           (0.71%)
                                               ==========      ==========      ==========       ==========           =======
  Portfolio Turnover Rate..................        155.74%         143.59%         164.27%          102.10%           178.23%
                                               ==========      ==========      ==========       ==========           =======
Amount of debt outstanding
  at end of period.........................            --              --              --               --                --
                                               ==========      ==========      ==========       ==========           =======
Average amount of debt outstanding
  during the period........................    $  266,584      $  246,101      $  201,644       $   76,079           $ 8,122
                                               ==========      ==========      ==========       ==========           =======
Average daily number of shares
  outstanding during the period............     4,395,246       2,480,478       2,135,458        1,107,187            75,460
                                               ==========      ==========      ==========       ==========           =======
Average amount of debt per share
  during the period........................    $     0.06      $    0.10       $     0.09       $     0.07           $  0.11
                                               ==========      ==========      ==========       ==========           =======


(i)  Ratios have been annualized; total return has not been annualized.

(ii) Amount was computed based on average shares outstanding during the year.



                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 1999
-------------------------------------------------------------------------------

                                                              AMERICAN     AMERICAN
                                                                SMALL        INCOME                     AMERICAN       AMERICAN
                                              AMERICAN       CAPITALIZA-      AND        AMERICAN        MIDCAP        LEVERAGED
                                               GROWTH            TION       GROWTH       BALANCED        GROWTH         ALLCAP
                                              PORTFOLIO       PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
                                              ---------      -----------   ---------     ---------      ---------      ---------
Assets:
  Investments in securities, at value
  (identified cost*)--see accompany-
  ing schedules of investments..........   $3,477,524,783   $690,243,867   $87,422,553   $56,715,834   $941,836,209   $354,474,180
  Receivable for investment securities
       sold.............................               --      4,482,740     4,123,665            --             --     11,492,912
  Receivable for shares of beneficial
      interest sold.....................        9,325,508      1,196,539        12,035        80,370      1,475,216      1,095,323
  Interest and dividends receivable.....          443,983         22,258        13,779       304,917         74,949         21,238
  Other assets..........................          123,317         35,596        22,951         3,162         36,512          6,226
                                           --------------   ------------   -----------   -----------   ------------   ------------
      Total Assets                          3,487,417,591    695,981,000    91,594,983    57,104,283    943,422,886    367,089,879
                                           --------------   ------------   -----------   -----------   ------------   ------------
Liabilities:
  Payable for investment securities
     purchased..........................       93,457,355      2,403,313            --       721,247      4,437,048      3,596,784
  Payable for shares of beneficial
     interest redeemed..................        4,113,664     18,197,902       279,591        11,481      6,918,280        725,145
  Accrued investment management fees....        2,053,337        453,415        44,961        34,149        602,182        238,306
  Accrued expenses......................          267,328         62,183        20,551        10,898         68,077         29,899
                                           --------------   ------------   -----------   -----------   ------------   ------------
      Total Liabilities.................       99,891,684     21,116,813       345,103       777,775     12,025,587      4,590,134
                                           --------------   ------------   -----------   -----------   ------------   ------------
Net Assets..............................   $3,387,525,907   $674,864,187   $91,249,880   $56,326,508   $931,397,299   $362,499,745
                                           ==============   ============   ===========   ===========   ============   ============
Net Assets Consist of:
  Paid-in capital.......................   $2,111,525,013   $189,791,334   $41,624,610   $40,560,862   $608,652,119   $205,947,718
  Undistributed net investment
      income (accumulated loss).........         (698,692)   (11,484,511)       39,433       655,687     (2,526,046)    (1,219,985)
  Undistributed net realized gain.......      452,693,036    293,620,931    26,101,769     6,177,140    131,101,224     47,316,356
  Net unrealized appreciation...........      824,006,550    202,936,433    23,484,068     8,932,819    194,170,002    110,455,656
                                           --------------   ------------   -----------   -----------   ------------   ------------
Net Assets                                 $3,387,525,907   $674,864,187   $91,249,880   $56,326,508   $931,397,299   $362,499,745
                                           ==============   ============   ===========   ===========   ============   ============
  Shares of beneficial interest
      outstanding--Note 6...............       52,617,786     12,236,096     5,190,600     3,618,469     28,894,318      6,253,045
                                           ==============   ============   ===========   ===========   ============   ============
Net Asset Value Per Share                  $        64.38   $      55.15   $     17.58   $     15.57   $      32.23   $      57.97
                                           ==============   ============   ===========   ===========   ============   ============
*Identified cost                           $2,653,518,233   $487,307,434   $63,938,485   $47,783,015   $747,666,207   $244,018,524
                                           ==============   ============   ===========   ===========   ============   ============



                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999
-------------------------------------------------------------------------------

                                                               AMERICAN      AMERICAN
                                                                 SMALL        INCOME                    AMERICAN       AMERICAN
                                              AMERICAN        CAPITALIZA-      AND         AMERICAN      MIDCAP        LEVERAGED
                                               GROWTH             TION        GROWTH       BALANCED      GROWTH         ALLCAP
                                              PORTFOLIO        PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO      PORTFOLIO
                                              ---------       -----------    ---------     ---------    ---------      ---------
INVESTMENT INCOME
  Income:
    Interest............................   $   10,062,396   $  3,991,159   $   318,511   $   932,573   $  3,593,656   $    395,629
    Dividends...........................       10,086,205        715,744       399,240       106,118      1,176,070        412,028
                                           --------------   ------------   -----------   -----------   ------------   ------------
      Total Income......................       20,148,601      4,706,903       717,751     1,038,691      4,769,726        807,657
                                           --------------   ------------   -----------   -----------   ------------   ------------
  Expenses:
    Management fees-- Note 3(a).........       19,706,786      6,401,767       610,561       301,241      5,967,972      1,585,846
    Interest on line of credit
      utilized..........................               --             --            --            --             --         16,269
    Custodian fees......................          565,790        198,065        34,340        29,901        173,428         50,551
    Transfer agent fees.................          211,321         47,586         8,341         3,871         58,566         16,372
    Professional fees...................           76,243         21,150         8,993         8,147         26,309         14,044
    Trustees' fees......................            3,750          3,750         3,750         3,750          3,750          3,750
    Miscellaneous.......................          280,769        113,189        20,784        26,343         94,267         42,173
                                           --------------   ------------   -----------   -----------   ------------   ------------
      Total Expenses....................       20,844,659      6,785,507       686,769       373,253      6,324,292      1,729,005
                                           --------------   ------------   -----------   -----------   ------------   ------------
Net Investment Income (Loss)............         (696,058)    (2,078,604)       30,982       665,438     (1,554,566)      (921,348)
                                           --------------   ------------   -----------   -----------   ------------   ------------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
    Net realized gain on investments....      460,411,703    293,080,766    26,152,817     6,227,204    131,041,471     47,112,154
    Net change in unrealized appreciation
      (depreciation) on investments.....      307,222,865    (71,914,674)    4,721,973     3,870,767     88,777,695     80,489,142
                                           --------------   ------------   -----------   -----------   ------------   ------------
    Net realized and unrealized gain
      on investments....................      767,634,568    221,166,092    30,874,790    10,097,971    219,819,166    127,601,296
                                           --------------   ------------   -----------   -----------   ------------   ------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS............................   $  766,938,510   $219,087,488   $30,905,772   $10,763,409   $218,264,600   $126,679,948
                                           ==============   ============   ===========   ===========   ============   ============

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
STATEMENT OF CASH FLOWS


FOR THE YEAR ENDED DECEMBER 31, 1999
-------------------------------------------------------------------------------

   Increase (decrease) in cash
    Cash flows from operating activities:
     Interest received .............................................   $     401,885
     Dividends received ............................................         397,682
     Interest paid .................................................         (16,313)
     Operating expenses paid .......................................      (1,530,916)
     Purchase of short-term securities, net ........................   (17, 579,686)
     Purchase of portfolio securities ..............................    (387,841,248)
     Proceeds from disposition of portfolio securities .............     272,503,835
     Other .........................................................          (4,642)
                                                                       -------------
       Net cash used in operating activities .......................    (133,669,403)
                                                                       -------------

   Cash flows from financing activities:
     Dividends paid ................................................     (10,215,601)
     Proceeds from shares sold and dividends reinvested ............     211,880,629
     Payments on shares redeemed ...................................     (67,995,625)
                                                                       -------------
       Net cash provided by financing activities ...................     133,669,403
                                                                       -------------

   Net increase in cash ............................................              --
   Cash--beginning of year .........................................              --
                                                                       -------------
   Cash--end of year ...............................................   $          --
                                                                       =============
   RECONCILIATION  OF NET  INCREASE IN NET ASSETS TO
     NET CASH USED IN OPERATING ACTIVITIES:
   Net increase in net assets resulting from operations ............   $ 126,679,948
   Increase in investments .........................................    (125,940,740)
   Increase in receivable for investments sold .....................     (10,573,143)
   Increase in payable for securities purchased ....................       3,596,784
   Increase in interest and dividends receivable ...................          (8,090)
   Net realized gain ...............................................     (47,112,154)
   Net increase in unrealized appreciation .........................     (80,489,142)
   Increase in accrued expenses ....................................         181,776
   Net increase in other assets ....................................          (4,642)
                                                                       -------------
Net cash used in operating activities ..............................   $(133,669,403)
                                                                       =============




                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                              AMERICAN      AMERICAN
                                                                SMALL        INCOME                     AMERICAN       AMERICAN
                                             AMERICAN        CAPITALIZA-      AND         AMERICAN       MIDCAP        LEVERAGED
                                              GROWTH             TION        GROWTH       BALANCED       GROWTH         ALLCAP
                                             PORTFOLIO        PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                             ---------       -----------    ---------     ---------     ---------      ---------
   Net investment income (loss).........   $    (696,058) $   (2,078,604)  $    30,982   $   665,438   $ (1,554,566)  $   (921,348)
   Net realized gain on investments.....     460,411,703     293,080,766    26,152,817     6,227,204    131,041,471     47,112,154
   Net change in unrealized appreciation
    (depreciation) on investments.......     307,222,865     (71,914,674)    4,721,973     3,870,767     88,777,695     80,489,142
                                          --------------  --------------   -----------   -----------   ------------   ------------
   Net increase in net assets resulting
     from operations....................     766,938,510     219,087,488    30,905,772    10,763,409    218,264,600    126,679,948
   Dividends to shareholders:
     Net investment income..............      (3,390,608)             --      (184,311)     (431,942)            --             --
     Net realized gains.................    (231,505,570)   (121,889,784)   (5,479,715)   (2,190,935)  (109,670,539)   (10,215,601)
     Net increase (decrease) from
       shares of beneficial interest
       transactions--Note 6.............     949,764,622    (638,917,257)  (11,917,487)   19,977,656    133,231,781    144,325,873
                                          --------------  --------------   -----------   -----------   ------------   ------------
       Total increase (decrease)........   1,481,806,954    (541,719,553)   13,324,259    28,118,188    241,825,842    260,790,220
   Net Assets
     Beginning of year..................   1,905,718,953   1,216,583,740    77,925,621    28,208,320    689,571,457    101,709,525
                                          --------------  --------------   -----------   -----------   ------------   ------------
     End of year........................  $3,387,525,907  $  674,864,187   $91,249,880   $56,326,508   $931,397,299   $362,499,745
                                          ==============  ==============   ===========   ===========   ============   ============
     Undistributed net investment income
       (accumulated loss)...............  $     (698,692) $  (11,484,511)  $    39,433   $   655,687   $ (2,526,046)  $ (1,219,985)
                                          ==============  ==============   ===========   ===========   ============   ============


THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1998
-------------------------------------------------------------------------------

                                                               AMERICAN      AMERICAN
                                                                 SMALL        INCOME                    AMERICAN       AMERICAN
                                              AMERICAN        CAPITALIZA-      AND         AMERICAN      MIDCAP        LEVERAGED
                                               GROWTH             TION        GROWTH       BALANCED      GROWTH         ALLCAP
                                              PORTFOLIO        PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO      PORTFOLIO
                                              ---------       -----------    ---------     ---------    ---------      ---------
   Net investment income (loss).........  $    3,372,212  $   (2,025,154)   $  181,987   $   430,207   $     (4,412)  $   (178,959)
   Net realized gain on investments.....     223,813,556     122,430,214     5,444,249     2,135,374    112,933,261     10,343,897
   Net change in unrealized appreciation
     on investments.....................     338,483,830      51,310,113    11,504,771     3,469,514     35,788,129     23,275,972
                                          --------------  --------------   -----------   -----------   ------------   ------------
   Net increase in net assets resulting
     from operations...................      565,669,598     171,715,173    17,131,007     6,035,095    148,716,978     33,440,910
   Dividends to shareholders:
     Net investment income.............       (3,246,329)             --      (194,463)     (295,352)            --             --
     Net realized gains................     (198,381,152)   (131,575,498)   (5,380,156)   (1,311,952)   (41,830,668)    (2,761,338)
   Net increase from
    shares of beneficial interest
    transactions--Note 6...............      469,147,944     178,858,157    18,970,341     7,166,779    137,718,447     17,541,955
                                          --------------  --------------   -----------   -----------   ------------   ------------
       Total increase..................      833,190,061     218,997,832    30,526,729    11,594,570    244,604,757     48,221,527
   Net Assets
     Beginning of year.................    1,072,528,892     997,585,908    47,398,892    16,613,750    444,966,700     53,487,998
                                          --------------  --------------   -----------   -----------   ------------   ------------
     End of year.......................   $1,905,718,953  $1,216,583,740   $77,925,621   $28,208,320   $689,571,457   $101,709,525
                                          ==============  ==============   ===========   ===========   ============   ============
     Undistributed net investment income
       (accumulated loss)..............   $    3,387,974  $   (9,405,907)  $   192,762   $   422,191   $   (971,480)  $   (298,637)
                                          ==============  ==============   ===========   ===========   ============   ============




                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS


DECEMBER 31, 1999
-------------------------------------------------------------------------------


NOTE 1--General:

The Alger  American  Fund (the  "Fund") is a  diversified,  open-end  registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing six series of shares of beneficial interest: American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio (collectively the "Portfolios"). The American Growth Portfolio, American Small Capitalization Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The American Income and Growth Portfolio's primary investment objective is to provide a high level of dividend income by investing primarily in dividend-paying equity securities; capital appreciation is a secondary objective. The American Balanced Portfolio's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. Shares of the Portfolios are available and are being marketed exclusively as a pooled funding vehicle for qualified retirement plans and for life insurance companies writing all types of variable annuity contracts and variable life insurance policies.

NOTE 2--Significant Accounting Policies:

(a) INVESTMENT VALUATION: Investments of the Portfolios are valued on each day the New York Stock Exchange ("NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and the asked price, or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued according to procedures established by the Board of Trustees to determine fair value in good faith.

Securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

(b) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on a trade date basis. Resulting receivables and payables are carried at amounts which approximate fair value. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

(c) REPURCHASE AGREEMENTS: The Portfolios enter into repurchase agreements with approved institutions, primarily U.S. Government securities dealers. The repurchase agreements are collateralized by U.S. Government securities which are verified by the investment manager as being either received and held in physical possession by the custodian or as having been received by such custodian in book-entry form through the Federal Reserve book-entry system. The investment manager monitors the value of the collateral at the time the repurchase agreement is entered into and on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Portfolio. Additional collateral is obtained when necessary.

(d) LENDING OF PORTFOLIO SECURITIES: The Portfolios lend their securities to financial institutions, including an affiliate of the custodian, provided that the market value of securities loaned will not at any time exceed one-third of the Portfolio's total assets, as defined. The Portfolios earn fees on the securities loaned which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the investment manager ensures that the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100 percent of the current market value of the loaned securities. At December 31, 1999, the value of securities loaned and collateral received thereon were as follows:


                                                     VALUE OF
                                                   SECURITIES        VALUE OF
                                                     LOANED         COLLATERAL
                                                   ----------       ----------
American Growth Portfolio........................  $        --     $        --
American Small Capitalization Portfolio..........   44,009,766      44,894,197
American Income and Growth Portfolio.............      691,400         708,565
American Balanced Portfolio......................           --              --
American MidCap Growth Portfolio.................    4,782,294       4,878,374
American Leveraged AllCap Portfolio..............    4,242,650       4,328,917

(e)  Dividends  to  Shareholders:   Dividends  and   distributions   payable  to
shareholders are recorded by the Fund on the ex-dividend date.

Dividends from net investment income are declared and paid annually.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (Cont'd)


DECEMBER 31, 1999
--------------------------------------------------------------------------------

Distributions from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

(f) FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income, including net realized capital gains, of each Portfolio to its respective shareholders. Therefore, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance.

(g) EXPENSES: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them.

(h) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3--INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

(a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Portfolio, pursuant to the provisions of its Investment Management Agreement (the "Agreement") with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and computed based on the average daily net assets of each Portfolio at the following annual rates:

American Growth Portfolio..............................      .750%
American Small Capitalization Portfolio................      .850
American Income and Growth Portfolio...................      .625
American Balanced Portfolio............................      .750
American MidCap Growth Portfolio.......................      .800
American Leveraged AllCap Portfolio....................      .850

Each Agreement further provides that if in any fiscal year the aggregate expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, of the American Growth Portfolio exceed 1.50%; the American Small Capitalization Portfolio exceed 1.50%; the American Income and Growth Portfolio exceed 1.25%; the American Balanced Portfolio exceed 1.25%; the American MidCap Growth Portfolio exceed 1.50% and the American Leveraged AllCap Portfolio exceed 1.50% of the average daily net assets of the applicable Portfolio, Alger Management will reimburse that Portfolio for the excess expenses.

(b) BROKERAGE COMMISSIONS: During the year ended December 31, 1999, the American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and the American Leveraged AllCap Portfolio paid Fred Alger & Company, Incorporated ("Alger Inc.") $5,111,202, $2,278,921, $231,116, $53,606,
$1,821,363   and  $341,921,   respectively,   in  connection   with   securities
transactions.

(c) TRANSFER AGENCY FEES: The Fund has entered into a transfer agency agreement with Alger Shareholder Services, Inc. ("Services"), an affiliate of Alger Management, whereby Services will act as transfer agent for the Fund.

(d) Certain trustees and officers of the Fund are directors and officers of Alger Management, Alger Inc. and Services.

NOTE 4--Securities Transactions:

Purchases and sales of securities, other than short-term securities, for the year ended December 31, 1999, were as follows:

                                                 PURCHASES          SALES
                                                 ---------          -----

American Growth Portfolio ..................   $3,954,279,606   $3,289,891,955
American Small Capitalization Portfolio.....    1,236,782,165    1,932,594,294
American Income and Growth Portfolio .......      178,438,444      200,800,089
American Balanced Portfolio ................       58,114,482       38,749,526
American MidCap Growth Portfolio ...........    1,171,313,352    1,112,905,571
American Leveraged AllCap Portfolio ........      391,438,032      283,074,144

NOTE 5--Line of Credit:

The American Leveraged AllCap Portfolio has a line of credit with its custodian bank whereby it may borrow up to one-third of the value of its assets, as defined, up to a maximum of $25,000,000. Such borrowings have a variable interest rate and are payable on demand. To the extent American Leveraged AllCap Portfolio borrows under this line, it must pledge securities with a total value of at least twice the amount borrowed. During the year ended December 31, 1999, the American Leveraged AllCap Portfolio had borrowings which averaged $266,584 at a weighted average interest rate of 6.02%.

NOTE 6--Share Capital:

The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (Cont'd)

DECEMBER 31, 1999
--------------------------------------------------------------------------------


During the year ended December 31, 1999, transactions of shares of beneficial interest were as follows:


                                        SHARES         AMOUNT
                                        -------       --------
American Growth
  Portfolio:
     Shares sold..................    46,703,529  $2,602,462,915
     Dividends reinvested.........     4,531,199     234,852,067
                                     -----------  --------------
                                      51,234,728   2,837,314,982
     Shares redeemed..............   (34,425,887) (1,887,550,360)
                                     -----------  --------------
       Net increase...............    16,808,841  $  949,764,622
                                     ===========  ==============


                                        SHARES         AMOUNT
                                        -------       --------
American Small Capitalization
  Portfolio:
     Shares sold..................    31,804,437  $1,387,733,383
     Dividends reinvested.........     3,077,857     121,883,144
                                     -----------  --------------
                                      34,882,294   1,509,616,527
     Shares redeemed..............   (50,315,702) (2,148,533,784)
                                     -----------  --------------
       Net decrease...............   (15,433,408) $ (638,917,257)
                                     ===========  ==============


                                        SHARES         AMOUNT
                                        -------       --------
American Income and Growth
  Portfolio:
     Shares sold..................     4,609,317  $   62,276,927
     Dividends reinvested.........       447,209       5,661,661
                                     -----------  --------------
                                       5,056,526      67,938,588
     Shares redeemed..............    (5,803,323)    (79,856,075)
                                     -----------  --------------
       Net decrease...............      (746,797) $  (11,917,487)
                                     ===========  ==============


                                        SHARES         AMOUNT
                                        -------       --------
American Balanced
  Portfolio:
     Shares sold..................     1,671,901  $   23,274,857
     Dividends reinvested.........       200,644       2,620,408
                                     -----------  --------------
                                       1,872,545      25,895,265
     Shares redeemed..............      (427,507)     (5,917,609)
                                     -----------  --------------
       Net increase...............     1,445,038  $   19,977,656
                                     ===========  ==============


                                        SHARES         AMOUNT
                                        -------       --------
American MidCap Growth
  Portfolio:
     Shares sold..................    41,675,397  $1,149,683,205
     Dividends reinvested.........     4,326,254     109,670,534
                                     -----------  --------------
                                      46,001,651   1,259,353,739
     Shares redeemed..............   (40,988,951) (1,126,121,958)
                                     -----------  --------------
       Net increase...............     5,012,700  $  133,231,781
                                     ===========  ==============


                                        SHARES         AMOUNT
                                        -------       --------
American Leveraged AllCap
  Portfolio:
     Shares sold..................     4,701,044  $  202,660,204
     Dividends reinvested.........       263,906      10,147,195
                                     -----------  --------------
                                       4,964,950     212,807,399
     Shares redeemed..............    (1,626,596)    (68,481,526)
                                     -----------  --------------
       Net increase...............     3,338,354  $  144,325,873
                                     ===========  ==============


During the year ended December 31, 1998, transactions of shares of beneficial interest were as follows:


                                        SHARES         AMOUNT
                                        -------       --------
American Growth
  Portfolio:
     Shares sold..................    22,276,285  $1,015,249,072
     Dividends reinvested.........     4,809,435     201,563,406
                                     -----------  --------------
                                      27,085,720   1,216,812,478
     Shares redeemed..............   (16,358,040)   (747,664,534)
                                     -----------  --------------
       Net increase...............    10,727,680  $  469,147,944
                                     ===========  ==============


                                        SHARES         AMOUNT
                                        -------       --------
American Small Capitalization
  Portfolio:
     Shares sold..................    33,401,217  $1,342,889,723
     Dividends reinvested.........     3,247,801     131,568,417
                                     -----------  --------------
                                      36,649,018   1,474,458,140
     Shares redeemed..............   (31,781,393) (1,295,599,983)
                                     -----------  --------------
       Net increase...............     4,867,625  $  178,858,157
                                     ===========  ==============


                                        SHARES         AMOUNT
                                        -------       --------
American Income and Growth
  Portfolio:
     Shares sold..................     2,355,653  $   27,413,251
     Dividends reinvested.........       504,168       5,571,055
                                     -----------  --------------
                                       2,859,821      32,984,306
     Shares redeemed..............    (1,236,899)    (14,013,965)
                                     -----------  --------------
       Net increase...............     1,622,922  $   18,970,341
                                     ===========  ==============


                                        SHARES         AMOUNT
                                        -------       --------
American Balanced
  Portfolio:
     Shares sold..................       781,832  $    8,989,415
     Dividends reinvested.........       146,968       1,604,892
                                     -----------  --------------
                                         928,800      10,594,307
     Shares redeemed..............      (299,561)     (3,427,528)
                                     -----------  --------------
       Net increase...............       629,239  $    7,166,779
                                     ===========  ==============


                                        SHARES         AMOUNT
                                        -------       --------
American MidCap Growth
  Portfolio:
     Shares sold..................    14,298,667  $  361,534,632
     Dividends reinvested.........     1,688,763      41,830,666
                                     -----------  --------------
                                      15,987,430     403,365,298
     Shares redeemed..............   (10,509,008)   (265,646,851)
                                     -----------  --------------
       Net increase...............     5,478,422  $  137,718,447
                                     ===========  ==============


                                        SHARES         AMOUNT
                                        -------       --------
American Leveraged AllCap
  Portfolio:
     Shares sold..................     1,353,912  $   37,604,075
     Dividends reinvested.........       107,618       2,731,336
                                     -----------  --------------
                                       1,461,530      40,335,411
     Shares redeemed..............      (854,961)    (22,793,456)
                                     -----------  --------------
       Net increase...............       606,569  $   17,541,955
                                     ===========  ==============

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of The Alger American Fund:


     We have audited the statements of assets and liabilities, including the schedules of investments, of The Alger American Fund (a Massachusetts business trust comprising, respectively, the Alger American Growth Portfolio, Alger American Small Capitalization Portfolio, Alger American Income and Growth Portfolio, Alger American Balanced Portfolio, Alger American MidCap Growth Portfolio and Alger American Leveraged AllCap Portfolio), as of December 31, 1999, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, except for the Alger American Leveraged AllCap Portfolio, which is for the four years in the period then ended, and for the period ended December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Alger American Fund, as of December 31, 1999, the results of their operations and cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended,except for the Alger American Leveraged AllCap Portfolio, which is for the four years in the period then ended, and for the period ended December 31, 1995, in conformity with generally accepted accounting principles.


                                               ARTHUR ANDERSEN LLP




New York, New York
February 8, 2000

APPENDIX
Corporate Bond Ratings

Bonds rated Aa by Moody's Investors Service, Inc. ("Moody's") are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa (Moody's highest rating), they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds that are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment in the future.

Moody's Baa rated bonds are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Bonds rated Ba by Moody's are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B by Moody's generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any period of time may be small.

Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Bonds rated AA by Standard & Poor's Corporation ("S&P") are judged by S&P to be high-grade obligations and in the majority of instances differ only in small degree from issues rated AAA (S&P's highest rating). Bonds rated AAA are considered by S&P to be the highest grade obligations and possess the ultimate degree of protection as to principal and interest. With A bonds, as with AAA bonds, prices move with the long-term money market. Bonds rated A by S&P have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. S&P's BBB rated bonds, or medium-grade category bonds, are borderline between definitely sound obligations and those where the speculative elements begin to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. These bonds generally are more responsive to business and trade conditions than to interest rates. This group is the lowest-rated that qualifies for commercial bank investment. Bonds rated BB and B by S&P are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. These ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Bonds rated AAA by Fitch Investors Service, Inc. ("Fitch") are judged by Fitch to be strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the

APPENDIX
(continued)

AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

Bonds rated Duff-1 are judged by Duff and Phelps, Inc. ("Duff") to be of the highest credit quality with negligible risk factors; only slightly more than U.S. Treasury debt. Bonds rated Duff-2, 3 and 4 are judged by Duff to be of high credit quality with strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.

Commercial Paper Ratings

Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1, or related supporting institutions, are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2, or related supporting institutions, are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample liquidity is maintained.

Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

The rating Duff-l is the highest commercial paper rating assigned by Duff. Paper rated Duff-l is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-1 is regarded as having very high certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

INVESTMENT MANAGER:
Fred Alger Management, Inc.

One World Trade Center

Suite 9333
New York, New York 10048
--------------------------------------------------------------------------------
DISTRIBUTOR:
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302
--------------------------------------------------------------------------------
TRANSFER AGENT:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302
--------------------------------------------------------------------------------
INDEPENDENT PUBLIC ACCOUNTANTS:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105
--------------------------------------------------------------------------------
COUNSEL:
Hollyer Brady Smith Troxell Barrett
  Rockett Hines & Mone LLP
551 Fifth Avenue
New York, N.Y 10176
--------------------------------------------------------------------------------

No person has been authorized to give any information or to make any representations other than those contained in the Prospectus or the Statement of Additional Information in connection with the offering of the Fund's shares, and if given or made, such other information or representations must not be relied on as having been authorized by the Fund. The Prospectus and Statement of Additional Information do not constitute an offer in any state or country in which, or to any person to whom, such offer may not lawfully be made.

================================================================================

             THE
             ALGER                    Meeting the challenge
             AMERICAN                 of investing
             FUND



             STATEMENT                May 1, 2000
             OF ADDITIONAL
             INFORMATION

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits



Exhibit No.                   Description of Exhibit
- -----------                   ----------------------

  (a-1)      Agreement and Declaration of Trust (l) [EDGAR 4/98]

  (a-2) Written Consent of the Sole Trustee of the Trust amending the Agreement and Declaration of Trust (1)

  (a-3) Amendment to Registrant's Agreement and Declaration of Trust to establish the Alger American Fixed Income Portfolio (3)

  (a-4) Certificate of Designation relating to the Alger American MidCap Growth Portfolio (5) [EDGAR 4/98]

  (a-5) Certificate of Designation relating to the Alger American Leveraged AllCap Portfolio (6) [EDGAR 4/98]

  (b)        By-laws of Registrant (l) [EDGAR 4/98]

  (c)        See Exhibits (a-1) and (b)

Exhibit No.                   Description of Exhibit
-----------                   ----------------------


  (d-1) Investment Management Agreement for the Alger American Balanced Portfolio (4) [EDGAR 4/98]

  (d-2) Investment Management Agreement for the Alger American MidCap Growth Portfolio (5) [EDGAR 4/98]

  (d-3) Investment Management Agreement for the Alger American Leveraged AllCap Portfolio (6) [EDGAR 4/98]

  (d-4)     Investment   Management  Agreement  for  the  Alger  American  Money
            Market Portfolio (3) [EDGAR 4/98]

  (d-5)     Investment   Management  Agreement  for  the  Alger  American Income
            and Growth Portfolio (3) [EDGAR 4/98]

  (d-6)     Investment   Management  Agreement  for  the  Alger  American  Small
            Capitalization Portfolio (3) [EDGAR 4/98]

  (d-7)     Investment   Management  Agreement  for  the  Alger  American Growth
            Portfolio (3) [EDGAR 4/98]

  (e)       Distribution Agreement (3) [EDGAR 4/98]

 (g-1)      Form of Custody Agreement (2)

 (g-2) Form of Supplement to Custody Agreement relating to the Alger American Fixed Income Portfolio (3)

 (g-3)      Amendment 1 to Custody Agreement (7)

  (h)       Transfer Agency Agreement

  (i-1)     Opinions of Sullivan & Worcester (6)


  (i-2)     Opinion and Consent of Sullivan & Worcester (8)

  (j)       Consent of Arthur Andersen LLP

  (l-1) Purchase Agreement relative to the shares of the Alger American Money Market, Income and Growth, Small Capitalization and Growth Portfolios (2) [EDGAR 4/98]

  (l-2) Purchase Agreement relative to the shares of the Alger American Fixed Income Portfolio (3)

  (l-3) Purchase Agreement relative to the shares of the Alger American MidCap Growth Portfolio (5) [EDGAR 4/98]

  13(d) Purchase Agreement relative to the shares of the Alger American Leveraged AllCap Portfolio (6) [EDGAR 4/98]

  (p) Powers of Attorney executed by David D. Alger, Gregory S. Duch, Stephen E. O'Neil, Nathan E. Saint-Aneand and B. Joseph White (8)
-----------


(1) Incorporated by reference to Registrant's Registration Statement (the "Registration Statement") filed with the Securities and Exchange Commission (the "SEC") on May 6, 1988.

(2)  Incorporated  by  reference  to  Pre-Effective   Amendment  No.  2  to  the
     Registration Statement ("Pre-Effective Amendment No. 2") filed with the SEC on July 22, 1988.

(3) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement ("Post-Effective Amendment No. 1") filed with the SEC on January 23, 1989.

(4) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement ("Post-Effective Amendment No. 5") filed with the SEC on August 3, 1992.

(5) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement ("Post-Effective Amendment No. 7") filed with the SEC on March 5, 1993.

(6) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement ("Post-Effective Amendment No. 9") filed with the SEC on April 17, 1994.

(7) Incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement ("Post-Effective Amendment No. 15") filed with the SEC on April 9, 1998.

(8) Incorporated by reference to Post-Effrective No. 16 to the Registration Statement ("Post-Effective No. 16") filed with the SEC on March 2, 1999.

Item 24.  Persons Controlled by or Under Common Control with Registrant

                    None.

Item 25.  Indemnification

     Under Section 8.4 of Registrant's Agreement and Declaration of Trust any past or present Trustee or officer of Registrant (including persons who serve at Registrant's request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise [hereinafter referred to as a "Covered Person"]) is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Agreement and Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his actions were in or not opposed to the best interests of Registrant. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Agreement and Declaration of Trust, that such Covered Person would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Expenses may be paid by Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Agreement and Declaration of Trust and either (i) the Covered Person provides security for such undertaking, (ii) Registrant is insured against losses from such advances or (iii) the disinterested Trustees or independent legal counsel determines, in the manner specified in the Agreement and Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Securities Act"), may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "SEC") such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

     Alger Management, which serves as investment manager to Registrant, is generally engaged in rendering investment advisory services to institutions and, to a lesser extent, individuals. Alger Management presently serves as investment adviser to one closed-end investment company and to three other open-end investment companies. The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Alger Management during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Alger Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-06709).

Item 27.  Principal Underwriter

     (a) Alger Inc. acts as principal underwriter for Registrant, The Alger Retirement Fund, Spectra Fund and The Alger Fund and has acted as subscription agent for Castle Convertible Fund, Inc.

     (b) The information required by this Item 27 with respect to each director, officer or partner of Alger Inc. is incorporated by reference to Schedule A of Form BD filed by Alger Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-6423).

     (c) Not applicable.

Item 28.  Location of Accounts and Records

     All accounts and records of Registrant are maintained by Mr. Gregory
S. Duch, Fred Alger & Company, Incorporated, 30 Montgomery Street, Jersey City, NJ 07302.

Item 29.  Management Services

     Not applicable.

Item 30.  Undertakings

     Not applicable

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, Registrant certifies that this Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 18th day of April, 2000.



                                            THE ALGER AMERICAN FUND

                                            By: /s/ David D. Alger
                                                --------------------------------
                                                  David D. Alger, President


ATTEST: /s/ Gregory S. Duch
        -------------------------------
        Gregory S. Duch, Treasurer

     Pursuant to the requirements of the Securities Act, this Amendment has been signed below by the following persons in the capacities and on the dates indicated:

       Signature                     Title                              Date
       ---------                     -----                              ----

/s/ Fred M. Alger III*               Chairman of the Board        April 18, 2000
---------------------------------
      Fred M. Alger III

/s/ David D. Alger                   President and Trustee        April 18, 2000
----------------------------------     (Chief Executive Officer)
      David D. Alger

/s/ Gregory S. Duch                  Treasurer                    April 18, 2000
----------------------------------     (Chief Financial and
      Gregory S. Duch                 Accounting Officer)

/s/ Nathan E. Saint-Amand*           Trustee                      April 18, 2000
----------------------------------
      Nathan E. Saint-Amand

/s/ Stephen E. O'Neil*               Trustee                      April 18, 2000
----------------------------------
      Stephen E. O'Neil

/s/ B. Joseph White*                 Trustee                      April 18, 2000
----------------------------------
       B. Joseph White

*By: /s/ Gregory S. Duch
----------------------------------
      Gregory S. Duch
      Attorney-In-Fact

                        Securities Act File No. 33-21722
                    Investment Company Act File No. 811-5550

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

                                                                     ---
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              ---

                                                                     ---
     Pre-Effective Amendment No.                                     ---


                                                                     ---
     Post-Effective Amendment No. 18                                  X
                                                                     ---




                                     and/or

                                                                     ---
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      ---



                                                                     ---
     Amendment No. 20                                                 x
                                                                     ---




                        (Check appropriate box or boxes)

                             THE ALGER AMERICAN FUND
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                           --------------------------
                                 E X H I B I T S
                           --------------------------

                                INDEX TO EXHIBITS

Exhibit                                                                    Page Number in Sequential
  No.                                                                            Number System
- ------                                                                   -------------------------
  (j)       Opinion and Consent of Arthur Andersen LLP ..........

